                         [LOGO OF SAFECO CORPORATION]

_______________________________________________________________________________

                                    SAFECO Mutual Funds
                                    Annual Report
_______________________________________________________________________________

Stock Funds
No-Load Class                       December 31, 2001
_______________________________________________________________________________

                                    SAFECO Stock Funds


                                    Growth Opportunities Fund    1

                                    Equity Fund                  5

                                    Dividend Income Fund        10

                                    Northwest Fund              15

                                    International Stock Fund    19

                                    Balanced Fund               25

                                    Small Company Value Fund    32

                                    U.S. Value Fund             36

                                    Small Company Growth Fund   41

                                    U.S. Growth Fund            45

Report From the Fund Manager
SAFECO Growth Opportunities Fund
December 31, 2001



[PHOTO] Thomas M. Maguire

The SAFECO Growth Opportunities Fund came through 2001 with returns far exceeding the Russell 2000 Index's 2.62% gain and the S&P 500's 11.88% decline. I credit the Fund's outperformance to its emphasis on growth at a reasonable price. I believe my un-willingness to pay high prices and the flexibility of our investment style helped the Fund hold up better than the broad market as it fell, and to gain more as it climbed.

The Fund started and finished 2001 strong but slumped with the economy in the second and third quarters. This was due to our economically sensitive stocks:
United Stationers, MICROS Systems, supplier to the hospitality industry; and Websense, whose software monitors and restricts employee Internet activity, were hurt as businesses cut travel and spending. NCO Group found aged receivables harder to collect as unemployment climbed.

Early in the fourth quarter, I took advantage of the slump to add a company likely to lead out of the recession. TMP Worldwide owns and operates the job board MONSTER.com. As TMP explained why its earnings were off, I bought shares. Not only do job postings typically climb with economic growth, I think this is an Internet business that makes sense. Shortly afterward, investors began bidding up small caps in anticipation of economic recovery. Each of the aforementioned stocks took off and the Fund gained almost 30% in the fourth quarter.

A heavy weighting in health care and emerging medical technology adds both resiliency and potential to our portfolio as people continue to age and technology continues to advance. Indeed, Conceptus traded up roughly 50% as its non-surgical tubal ligation (Essure) device was approved for use in Canada. Matria Healthcare, which specializes in managing high-risk pregnancies, climbed as it expanded its programs into cardiovascular disease and diabetes. Endocare, a company that uses cryoablation (freezing) to eradicate prostate tumors has submitted a new product to the Food and Drug Administration for approval. Thoratec's products are helping extend the lives of people waiting for heart transplants and Serologicals continues to supply plasma to drug manufacturers.

PolyMedica, a supplier of diabetic test kits, suffered controversy and both SEC and FBI investigations. However, we're comfortable waiting out the investigations. Over the years, we've realized tremendous gains in this stock, buying low and selling high.

In summary, the Fund is loaded with inexpensive small-cap growth ideas: the type of stocks I believe will lead coming out of the recession, as they have historically. Given the appreciation we saw in the fourth quarter, the market may have already bottomed. Either way, I have tried to position SAFECO Growth Opportunities Fund in inexpensive stocks, should the market continue to seek a bottom, and with potential to appreciate once the bottom has been found.

Thomas M. Maguire

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a vice president. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Growth Opportunities Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001          1 Year       5 year    10 Year
-------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund         22.03%       13.44%    12.99%
S&P 500 Index                           (11.88)%      10.70%    12.93%
Russell 2000 Index                        2.49%        7.52%    11.51%
Lipper, Inc. (Small-Cap Core Funds)       7.65%       10.95%    12.75%
Performance does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO

Growth Opportunities Fund  $33,928

S&P 500 Index  $33,722

Russell 2000 Index  $29,773

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

       Date     Growth Opportunities Fund   s & p 500       Russell 2000 Index
       ----     -------------------------   ---------       ------------------
    12/31/1991            10,000              10,000              10,000
     1/31/1992            10,732               9,814              10,811
     2/29/1992            10,655               9,941              11,127
     3/31/1992             9,863               9,748              10,768
     4/30/1992             9,252              10,034              10,390
     5/31/1992             9,022              10,083              10,529
     6/30/1992             8,329               9,933              10,034
     7/31/1992             8,678              10,338              10,383
     8/31/1992             8,187              10,127              10,089
     9/30/1992             7,971              10,246              10,321
    10/31/1992             8,307              10,281              10,647
    11/30/1992             9,357              10,630              11,463
    12/31/1992             9,693              10,761              11,862
     1/31/1993            10,098              10,851              12,263
     2/28/1993             9,425              10,998              11,979
     3/31/1993             9,796              11,231              12,368
     4/30/1993             9,191              10,959              12,027
     5/31/1993             9,664              11,251              12,559
     6/30/1993             9,967              11,284              12,637
     7/31/1993             9,932              11,239              12,811
     8/31/1993            10,571              11,664              13,365
     9/30/1993            11,035              11,572              13,742
    10/31/1993            11,316              11,812              14,096
    11/30/1993            10,839              11,699              13,637
    12/31/1993            11,844              11,841              14,103
     1/31/1994            12,481              12,243              14,545
     2/28/1994            11,885              11,911              14,492
     3/31/1994            11,289              11,393              13,728
     4/30/1994            11,590              11,539              13,809
     5/31/1994            11,696              11,728              13,653
     6/30/1994            10,828              11,440              13,193
     7/31/1994            11,070              11,816              13,410
     8/31/1994            11,761              12,299              14,157
     9/30/1994            11,463              11,999              14,108
    10/31/1994            11,628              12,268              14,052
    11/30/1994            11,311              11,822              13,484
    12/31/1994            11,652              11,997              13,846
     1/31/1995            11,472              12,308              13,671
     2/28/1995            12,103              12,787              14,240
     3/31/1995            12,057              13,163              14,483
     4/30/1995            12,116              13,551              14,805
     5/31/1995            12,601              14,091              15,060
     6/30/1995            13,364              14,418              15,841
     7/31/1995            13,836              14,896              16,754
     8/31/1995            13,789              14,934              17,100
     9/30/1995            14,206              15,563              17,407
    10/31/1995            14,143              15,508              16,628
    11/30/1995            14,287              16,188              17,327
    12/31/1995            14,693              16,500              17,784
     1/31/1996            15,237              17,061              17,765
     2/29/1996            15,809              17,219              18,319
     3/31/1996            15,568              17,385              18,693
     4/30/1996            16,230              17,641              19,693
     5/31/1996            16,919              18,095              20,469
     6/30/1996            16,184              18,164              19,627
     7/31/1996            14,588              17,362              17,914
     8/31/1996            15,459              17,729              18,955
     9/30/1996            16,218              18,726              19,696
    10/31/1996            16,564              19,242              19,393
    11/30/1996            17,205              20,696              20,191
    12/31/1996            18,058              20,286              20,721
     1/31/1997            19,612              21,552              21,135
     2/28/1997            19,090              21,721              20,621
     3/31/1997            18,420              20,831              19,648
     4/30/1997            17,569              22,073              19,703
     5/31/1997            20,229              23,416              21,896
     6/30/1997            21,910              24,465              22,835
     7/31/1997            23,187              26,411              23,897
     8/31/1997            24,017              24,932              24,444
     9/30/1997            25,954              26,297              26,234
    10/31/1997            25,475              25,420              25,082
    11/30/1997            26,582              26,595              24,919
    12/31/1997            27,081              27,052              25,355
     1/31/1998            27,407              27,351              24,955
     2/28/1998            30,169              29,322              26,799
     3/31/1998            32,027              30,823              27,903
     4/30/1998            33,269              31,133              28,056
     5/31/1998            31,713              30,598              26,544
     6/30/1998            31,689              31,840              26,600
     7/31/1998            30,097              31,502              24,445
     8/31/1998            22,787              26,952              19,698
     9/30/1998            23,643              28,679              21,240
    10/31/1998            25,513              31,009              22,107
    11/30/1998            26,816              32,888              23,265
    12/31/1998            28,263              34,782              24,705
     1/31/1999            28,910              36,236              25,034
     2/28/1999            25,511              35,111              23,006
     3/31/1999            25,636              36,515              23,365
     4/30/1999            26,047              37,929              25,459
     5/31/1999            25,524              37,034              25,830
     6/30/1999            26,483              39,089              26,998
     7/31/1999            25,673              37,869              26,258
     8/31/1999            24,764              37,680              25,287
     9/30/1999            24,827              36,647              25,292
    10/31/1999            25,138              38,966              25,395
    11/30/1999            26,221              39,761              26,911
    12/31/1999            29,010              42,102              29,958
     1/31/2000            27,329              39,986              29,475
     2/29/2000            30,442              39,229              34,342
     3/31/2000            31,936              43,068              32,079
     4/30/2000            30,106              41,768              30,148
     5/31/2000            26,545              40,911              28,390
     6/30/2000            28,437              41,919              30,866
     7/31/2000            28,711              41,267              29,872
     8/31/2000            31,201              43,830              32,151
     9/30/2000            30,293              41,517              31,206
    10/31/2000            29,645              41,341              29,814
    11/30/2000            26,906              38,082              26,752
    12/31/2000            27,802              38,269              29,050
     1/31/2001            30,803              39,627              30,564
     2/28/2001            27,877              36,013              28,559
     3/31/2001            26,084              33,732              27,162
     4/30/2001            28,562              36,354              29,286
     5/31/2001            31,973              36,597              30,007
     6/30/2001            35,074              35,706              31,042
     7/31/2001            32,546              35,355              29,362
     8/31/2001            30,442              33,141              28,414
     9/30/2001            26,283              30,466              24,589
    10/31/2001            28,275              31,047              26,028
    11/30/2001            30,766              33,429              28,043
    12/31/2001            33,928              33,722              29,773

                                     Percent of
 TOP FIVE INDUSTRIES                 Net Assets
-----------------------------------------------
 Diversified Commercial Services         15%
 Health Care Equipment                   13
 Biotechnology                           10
 Indexed Securities                       9
 Application Software                     6

                                     Percent of
 TOP TEN HOLDINGS                    Net Assets
-----------------------------------------------
 NCO Group, Inc.                        5.5%
 (Diversified Commercial Services)
 iShares Russell 2000 Index Fund        4.8
 (Indexed Securities)
 TMP Worldwide, Inc.                    3.8
 (Internet Retail)
 United Stationers, Inc.                3.8
 (Office Services & Supplies)
 Conceptus, Inc.                        3.8
 (Health Care Equipment)
 Iron Mountain, Inc.                    3.1
 (Diversified Commercial Services)
 MICROS Systems, Inc.                   3.0
 (Application Software)
 Serologicals Corp.                     2.9
 (Biotechnology)
 Lumenis, Ltd.                          2.8
 (Health Care Equipment)
 Matria Healthcare, Inc.                2.6
 (Health Care Facilities)

TOP FIVE PURCHASES                          Cost
For the Year Ended December 31, 2001     (000's)
------------------------------------------------
iShares Russell 2000 Index Fund          $80,078
iShares Russell 2000 Growth Index Fund    31,544
iShares S&P SmallCap 600 Index Fund       30,038
iShares Russell 2000 Value Index Fund     29,904
Western Wireless Corp. (Class A)          28,312

TOP FIVE SALES                          Proceeds
For the Year Ended December 31, 2001     (000's)
------------------------------------------------
iShares Russell 2000 Index Fund          $35,995
iShares Russell 2000 Value Index Fund     28,803
First Horizon Pharmaceuticals Corp.       24,169
Rent-A-Center, Inc.                       22,268
Wet Seal, Inc. (Class A)                  18,411


WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                     [PIE CHART]

  Small - Common Stocks:                         77.1%
  (Less than $1.5 Bil.)
  Indexed Securities:                             9.3%
  Medium - Common Stocks:                         6.5%
  ($1.5 Bil. - $4 Bil.)
  Large - Common Stocks:                          6.3%
  ($4 Bil. and above)
  Warrants:                                       1.2%
  Cash & Other:                                  (0.4)%

Portfolio of Investments
SAFECO Growth Opportunities Fund
As of December 31, 2001


                                                                       Value
 SHARES OR PRINCIPAL AMOUNT                                          (000's)
----------------------------------------------------------------------------
 COMMON STOCKS--89.9%

 Apparel Retail--0.2%
     50,000 *  American Eagle Outfitters, Inc.                      $  1,308

 Application Software--6.0%
    411,400 *  CryptoLogic, Inc.                                       7,302
  1,050,128 *+ MICROS Systems, Inc.                                   26,358
  1,093,866 *+ PLATO Learning, Inc.                                   18,169
    235,899 *  Private Business, Inc.                                    377

 Auto Parts & Equipment--0.7%
    287,700    Autoliv, Inc.                                           5,843

 Banks--0.9%
    261,735    Doral Financial Corp.                                   8,169

 Biotechnology--10.2%
    458,100 *  Applied Molecular Evolution, Inc.                       5,639
  1,160,000 *  AtheroGenics, Inc.                                      7,018
    594,800 *  Bio-Technology General Corp.                            4,895
    475,000 *  Cellegy Pharmaceuticals, Inc.                           4,075
    449,400 *  Ista Pharmaceuticals, Inc.                              3,020
    953,200 *+ North American Scientific, Inc.                        12,773
    509,100 *  Novavax, Inc.                                           7,178
    417,000 *  Pain Therapeutics, Inc.                                 3,820
    370,600 *  SangStat Medical Corp.                                  7,279
  1,173,456 *  Serologicals Corp.                                     25,229
    571,600 *  SuperGen, Inc.                                          8,185

 Casinos & Gaming--2.5%
    201,900 *  International Game Technology                          13,790
    760,000 *  Station Casinos, Inc.                                   8,504

 Catalog Retail--0.2%
    479,500 *+ Concepts Direct, Inc.                                     767
    662,400 *+ Provell, Inc.                                           1,086

 Diversified Commercial Services--14.9%
    248,400    Central Parking Corp.                                   4,879
    472,000 *  Corinthian Colleges, Inc.                              19,300
    346,600 *  FirstService Corp.                                      9,705
     90,600 *  FTI Consulting, Inc.                                    2,972
    618,520 *  Iron Mountain, Inc.                                    27,091
  2,103,952 *+ NCO Group, Inc.                                        48,180
    472,000 *  Rent-A-Center, Inc.                                    15,845
    608,400 *  ResortQuest International, Inc.                         2,896

 Diversified Financial Services--1.8%
  2,695,700 *+ Rent-Way, Inc.                                         16,147

 Electric Utilities--0.8%
    440,000 *  Calpine Corp.                                           7,388

 Electronic Equipment & Instruments--2.0%
  1,214,000 *  Identix, Inc.                                          17,712

 Environmental Services--0.3%
    312,900 *  Newpark Resources, Inc.                                 2,472

 Footwear--0.5%
    334,900 *  Steven Madden, Ltd.                                     4,712

 Health Care Distributors & Services--1.0%
    506,200 *  MIM Corp.                                               9,010

 Health Care Equipment--12.6%
    268,650 *  ABIOMED, Inc.                                           4,250
    329,000 *  Aksys, Ltd.                                             1,530
  1,418,400 *+ Conceptus, Inc.                                        33,474
  1,072,200 *+ Endocare, Inc.                                         19,225
    301,800 *  INAMED Corp.                                            9,075
    175,550 *  Lifeline Systems, Inc.                                  4,201
  1,233,100 *  Lumenis, Ltd.                                          24,292
    490,300 *+ Physiometrix, Inc.                                      1,069
    199,000 *  SonoSite, Inc.                                          5,112
    861,000 *+ SpectRx, Inc.                                           5,941
    586,200 *  STAAR Surgical Co.                                      2,257

 Health Care Facilities--4.4%
    657,575 *+ Matria Healthcare, Inc.                                22,772
  1,226,300 *+ Prime Medical Services, Inc.                            5,935
  1,071,200 *  Res-Care, Inc.                                          9,480

 Health Care Supplies--4.8%
  1,197,700 *+ PolyMedica Corp.                                       19,882
  1,127,500 *  Thoratec Corp.                                         19,167
    181,000 *  VIVUS, Inc.                                               881
    134,000 *  Wright Medical Group, Inc.                              2,399

 Integrated Telecommunications Services--2.3%
  1,037,172 *+ RMH Teleservices, Inc.                                 19,810

 Internet Retail--3.8%
    785,000 *  TMP Worldwide, Inc.                                    33,677

 Internet Software & Services--5.0%
    513,500 *  Centra Software, Inc.                                   4,108
  2,365,188 *  InfoSpace, Inc.                                         4,849
    591,200 *  Stellent, Inc.                                         17,476
    545,700 *  Websense, Inc.                                         17,501

 Office Services & Supplies--3.8%
    997,000 *  United Stationers, Inc.                                33,549

 Paper Packaging--0.6%
    655,800    Intertape Polymer Group, Inc.                           5,443

 Personal Products--1.6%
    728,600 *  Elizabeth Arden, Inc.                                  11,126
    347,200 *  Nu Skin Enterprises, Inc. (Class A)                     3,038

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Growth Opportunities Fund
As of December 31, 2001

                                                                      Value
 SHARES OR PRINCIPAL AMOUNT                                         (000's)
---------------------------------------------------------------------------
 Pharmaceuticals--4.1%
    571,100 *  American Pharmaceutical Partners, Inc.              $ 11,879
  1,149,425 *  Discovery Laboratories, Inc.                           3,828
               (Illiquid) (acquired 10/01/01)**++
    216,735 *  Emisphere Technologies, Inc.                           6,916
    835,000 *+ Nastech Pharmaceutical Co., Inc.                      12,943

 Property & Casualty Insurance--0.4%
    465,000    Vesta Insurance Group, Inc.                            3,720

 Semiconductors--0.5%
  1,002,600 *  SONICblue, Inc.                                        4,051

 Specialty Chemicals--0.2%
    320,100 *  Eden Bioscience Corp.                                  1,623

 Specialty Stores--0.2%
    542,213 *+ Harold's Stores, Inc.                                    678
    710,000 *+ TRM Copy Centers Corp.                                   959

 Systems Software--0.6%
    217,000 *  NYFIX, Inc.                                            4,344
    831,700 *+ Sphinx International, Inc.                               832

 Telecommunications Equipment--0.4%
    465,000 *  Innotrac Corp.                                         3,209

 Wireless Telecommunications Services--2.6%
    425,000 *  American Tower Corp. (Class A)                         4,025
    672,300 *  Western Wireless Corp. (Class A)                      18,992
                                                                   --------
 TOTAL COMMON STOCKS (cost $699,936)                                788,611
                                                                   --------

 INDEXED SECURITIES--9.3%

 Indexed Securities--9.3%
    214,500    iShares Russell 2000 Growth Index Fund                12,355
    440,000    iShares Russell 2000 Index Fund                       42,535
    150,000    iShares S&P SmallCap 600 Index Fund                   17,250
     33,000    iShares S&P SmallCap 600/ BARRA Growth Index Fund      2,539
     78,000    iShares S&P SmallCap 600/ BARRA Value Index Fund       6,677
                                                                   --------
 TOTAL INDEXED SECURITIES (cost $81,208)                             81,356
                                                                   --------
 WARRANTS--1.2%

 Biotechnology--0.1%
    175,000 * Novavax, Inc.++                                         1,401

 Health Care Equipment--0.2%
     92,625 * Endocare, Inc.++                                        1,028
    172,200 * SpectRx, Inc.++                                           505

 Integrated Telecommunications Services--0.6%
    345,724 * RMH Teleservices, Inc.++                                5,160

 Pharmaceuticals--0.3%
    229,885 * Discovery Laboratories, Inc. (Illiquid) (acquired         136
              10/01/01)**++
    217,500 * Nastech Pharmaceutical Co., Inc.++                      2,776
                                                                   --------
 TOTAL WARRANTS (cost $43)                                           11,006
                                                                   --------
 COMMERCIAL PAPER--2.3%

 Consumer Finance--2.3%
 20,400,000   UBS Finance, Inc. 1.75%, due 1/02/02                   20,400
                                                                   --------
 TOTAL COMMERCIAL PAPER (cost $20,400)                               20,400
                                                                   --------
 CASH EQUIVALENTS--0.0%

 Investment Companies
      3,510   AIM Short-Term Investments Co. Liquid Assets Money          3
              Market Portfolio (Institutional Shares)
                                                                   --------
 TOTAL CASH EQUIVALENTS (cost $3)                                         3
                                                                   --------
 TOTAL INVESTMENTS (total cost $801,590)--102.7%                    901,376
 Other Assets, less Liabilities                                     (23,907)
                                                                   --------
 NET ASSETS                                                        $877,469
                                                                   ========

 * Non-income producing security.
** Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $2,500,000 and the total value is $3,964,000 or .45% of net assets.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $248,739,000.
++ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.
                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Equity Fund
December 31, 2001


[PHOTO] Richard Meagley

The news we have to report is disheartening. SAFECO Equity Fund lost money in 2001. Our ultimate goal is to grow the money you have invested with us and I regret not being able to do that over the last year, which was the second worst year for common stocks since 1926. For the most part, as the S&P 500 Index fell 11.88%, our efforts were relegated to damage control. To that end, we were moderately successful. Though the Fund fell, our defensive posture and focus on quality companies with reasonable valuations enabled us to fall to a lesser extent.

In the terrible market of 2001, SAFECO Equity Fund outperformed the S&P 500 and ranked in the top 15 percent of Lipper's large-cap core category. At the same time, the Fund's 10-year ranking was in the top quartide, 24 of 102 funds, and its average annual return was a positive 12.88%. (Based on total return SAFECO Equity Fund was 102 of 719 and 243 of 329 funds for the respective one and five years ended December 31, 2001.)

Compared to our peers and the broad market, the portfolio benefited by being overweighted in sectors with growth rates that we thought were more predictable, such as health care and financials. Conversely, we were underweighted compared to the S&P 500 in technology and stocks that cycle with the economy. Our stock selections within sectors also helped. For example, Bank of America, Abbott Laboratories, Johnson & Johnson, and Microsoft did better than the average for their respective sectors. Each of these companies had solid earnings visibility and reasonable valuations, and in each of them, we had sizable positions. Finally, there were events--like taking gains when CenturyTel's price jumped on a buyout offer--that played out in our favor.

I tend to peel back positions with gains to add to stocks that I think have better one- to three- year opportunities. My goal is to consistently buy the most attractive companies within diverse sectors. For example, when Washington Mutual fell in the fourth quarter as short-term investors took profits, I bought more. I think their earnings prospects look solid, and their low valuation is temporary.

Thus, the theme to our trading was to generally maintain sector weightings while emphasizing the better valuations within those sectors. Among the oil companies, I believe ChevronTexaco can benefit from cost-saving opportunities provided by its merger, no matter what the economy does. Thus, I funded a new position in ChevronTexaco out of sales in Exxon Mobil and Royal Dutch Petroleum. I also funded a new position in Schering-Plough out of partial sales of several other health care holdings. Pfizer remains the Fund's largest health care stock, as its expected earnings growth is higher than the industry average. Finally, the addition to the Washington Mutual position was funded from sales in Citigroup, Fannie Mae and American International Group.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Report From the Fund Manager
SAFECO Equity Fund
December 31, 2001

Right now I'm emphasizing stocks that are not dependent on economic recovery in the next six months. I have slowly added to cyclicals that I think are poised to turn upward and have added four "growthier" stocks: Home Depot, Safeway, and American Express and a smaller position in Qwest. On the flip side of that re-positioning, I slightly reduced our health care weighting and exited Dover Corp.

In summary, we think our value plus growth style adds defensive qualities to SAFECO Equity Fund while positioning it for recovery. Ultimately, I will try to provide both refuge and returns for shareholders. And while that was not the case last year, it has been the case, on average, for the last ten years.

Richard Meagley

Richard Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company for two years, then he re-joined in January 1995 as Equity Fund Manager and a vice president of SAFECO Asset Management Company. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

Performance Overview & Highlights
SAFECO Equity Fund

                             [PERFORMANCE GRAPH]

NO-LOAD CLASS
-----------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001           1 Year         5 Year       10 Year
-----------------------------------------------------------------------------
SAFECO Equity Fund                         (9.72)%        6.41%        12.88%
S&P 500 Index                             (11.88)%       10.70%        12.93%
Lipper, Inc. (Large-Cap Core Funds)       (13.76)%        8.36%        11.25%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-----------------------------------------------------------------------------

Investment Values:

SAFECO

Equity Fund $33,590

S&P 500 Index $33,722

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

       Date                     Equity Fund              S & P 500
       ----                     -----------              ---------
    12/31/1991                    10,000                    10,000
     1/31/1992                    10,595                     9,814
     2/29/1992                    10,774                     9,941
     3/31/1992                    10,290                     9,748
     4/30/1992                    10,375                    10,034
     5/31/1992                    10,280                    10,083
     6/30/1992                     9,538                     9,933
     7/31/1992                     9,928                    10,338
     8/31/1992                     9,519                    10,127
     9/30/1992                     9,547                    10,246
    10/31/1992                    10,008                    10,281
    11/30/1992                    10,669                    10,630
    12/31/1992                    10,926                    10,761
     1/31/1993                    11,288                    10,851
     2/28/1993                    11,298                    10,998
     3/31/1993                    11,905                    11,231
     4/30/1993                    11,633                    10,959
     5/31/1993                    12,591                    11,251
     6/30/1993                    12,642                    11,284
     7/31/1993                    12,470                    11,239
     8/31/1993                    13,169                    11,664
     9/30/1993                    13,535                    11,572
    10/31/1993                    13,891                    11,812
    11/30/1993                    13,967                    11,699
    12/31/1993                    14,303                    11,841
     1/31/1994                    15,161                    12,243
     2/28/1994                    14,781                    11,911
     3/31/1994                    14,213                    11,393
     4/30/1994                    14,671                    11,539
     5/31/1994                    15,096                    11,728
     6/30/1994                    14,552                    11,440
     7/31/1994                    14,924                    11,816
     8/31/1994                    15,832                    12,299
     9/30/1994                    15,770                    11,999
    10/31/1994                    16,065                    12,268
    11/30/1994                    15,747                    11,822
    12/31/1994                    15,724                    11,997
     1/31/1995                    15,839                    12,308
     2/28/1995                    16,253                    12,787
     3/31/1995                    16,385                    13,163
     4/30/1995                    16,825                    13,551
     5/31/1995                    17,253                    14,091
     6/30/1995                    17,680                    14,418
     7/31/1995                    17,960                    14,896
     8/31/1995                    18,460                    14,934
     9/30/1995                    19,174                    15,563
    10/31/1995                    18,936                    15,508
    11/30/1995                    19,550                    16,188
    12/31/1995                    19,696                    16,500
     1/31/1996                    20,223                    17,061
     2/29/1996                    20,403                    17,219
     3/31/1996                    20,612                    17,385
     4/30/1996                    21,051                    17,641
     5/31/1996                    21,541                    18,095
     6/30/1996                    21,940                    18,164
     7/31/1996                    21,098                    17,362
     8/31/1996                    21,318                    17,729
     9/30/1996                    22,633                    18,726
    10/31/1996                    23,361                    19,242
    11/30/1996                    25,117                    20,696
    12/31/1996                    24,622                    20,286
     1/31/1997                    26,046                    21,552
     2/28/1997                    26,149                    21,721
     3/31/1997                    25,101                    20,831
     4/30/1997                    25,830                    22,073
     5/31/1997                    27,541                    23,416
     6/30/1997                    28,666                    24,465
     7/31/1997                    30,606                    26,411
     8/31/1997                    29,024                    24,932
     9/30/1997                    30,070                    26,297
    10/31/1997                    29,112                    25,420
    11/30/1997                    30,055                    26,595
    12/31/1997                    30,582                    27,052
     1/31/1998                    31,051                    27,351
     2/28/1998                    33,508                    29,322
     3/31/1998                    34,632                    30,823
     4/30/1998                    34,695                    31,133
     5/31/1998                    34,052                    30,598
     6/30/1998                    34,922                    31,840
     7/31/1998                    34,514                    31,502
     8/31/1998                    30,048                    26,952
     9/30/1998                    32,183                    28,679
    10/31/1998                    35,037                    31,009
    11/30/1998                    37,261                    32,888
    12/31/1998                    38,207                    34,782
     1/31/1999                    38,815                    36,236
     2/28/1999                    38,042                    35,111
     3/31/1999                    39,255                    36,515
     4/30/1999                    41,710                    37,929
     5/31/1999                    40,853                    37,034
     6/30/1999                    42,113                    39,089
     7/31/1999                    41,255                    37,869
     8/31/1999                    40,843                    37,680
     9/30/1999                    39,291                    36,647
    10/31/1999                    42,135                    38,966
    11/30/1999                    41,424                    39,761
    12/31/1999                    41,787                    42,102
     1/31/2000                    40,083                    39,986
     2/29/2000                    37,664                    39,229
     3/31/2000                    41,328                    43,068
     4/30/2000                    40,248                    41,768
     5/31/2000                    40,021                    40,911
     6/30/2000                    40,459                    41,919
     7/31/2000                    39,586                    41,267
     8/31/2000                    41,628                    43,830
     9/30/2000                    39,161                    41,517
    10/31/2000                    39,842                    41,341
    11/30/2000                    37,151                    38,082
    12/31/2000                    37,205                    38,269
     1/31/2001                    38,232                    39,627
     2/28/2001                    35,277                    36,013
     3/31/2001                    33,409                    33,732
     4/30/2001                    35,375                    36,354
     5/31/2001                    35,700                    36,597
     6/30/2001                    34,795                    35,706
     7/31/2001                    34,831                    35,355
     8/31/2001                    32,699                    33,141
     9/30/2001                    30,780                    30,466
    10/31/2001                    31,432                    31,047
    11/30/2001                    33,296                    33,429
    12/31/2001                    33,590                    33,722

                                       Percent of
 TOP FIVE INDUSTRIES                   Net Assets
-------------------------------------------------
 Pharmaceuticals                           15%
 Diversified Financial Services             8
 Industrial Conglomerates                   7
 Banks                                      7
 Integrated Oil & Gas                       7

                                       Percent of
 TOP TEN HOLDINGS                      Net Assets
-------------------------------------------------
 Washington Mutual, Inc.                  4.7%
  (Banks)
 General Electric Co.                     4.5
  (Industrial Conglomerates)
 Pfizer, Inc.                             3.6
  (Pharmaceuticals)
 Microsoft Corp.                          3.6
  (Systems Software)
 Citigroup, Inc.                          3.5
  (Diversified Financial Services)
 Wal-Mart Stores, Inc.                    3.3
  (General Merchandise Stores)
 Exxon Mobil Corp.                        3.2
  (Integrated Oil & Gas)
 Johnson & Johnson                        3.0
  (Pharmaceuticals)
 American International Group, Inc.       2.8
  (Multi-Line Insurance)
 Intel Corp.                              2.5
  (Semiconductor Equipment)

TOP FIVE PURCHASES                       Cost
For the Year Ended December 31, 2001   (000's)
-------------------------------------------------
SBC Communications, Inc.              $35,156
El Paso Corp.                          26,107
Tyco International, Ltd.               23,167
Anheuser-Busch Companies, Inc.         20,967
Home Depot, Inc.                       19,730

TOP FIVE SALES                        Proceeds
For the Year Ended December 31, 2001  (000's)
-------------------------------------------------
Washington Mutual, Inc.               $53,907
General Electric Co.                   24,997
CenturyTel, Inc.                       24,658
May Department Stores Co.              23,665
Microsoft Corp.                        22,237

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                    [PIE CHART]

  Large - Common Stocks:                       96.1%
  ($4 Bil. and above)
  Cash & Other:                                 3.9%

Portfolio of Investments
SAFECO Equity Fund
As of December 31, 2001

                                                                       Value
 SHARES OR PRINCIPAL AMOUNT                                           (000's)
-----------------------------------------------------------------------------
 COMMON STOCKS--96.1%

 Advertising--0.9%
    350,000   Interpublic Group Cos., Inc.                        $   10,339

 Application Software--0.5%
    215,000 * Siebel Systems, Inc.                                     6,016

 Banks--6.6%
    350,000   Bank of America Corp.                                   22,032
  1,600,000   Washington Mutual, Inc.                                 52,320

 Brewers--2.0%
    500,000   Anheuser-Busch Companies, Inc.                          22,605

 Computer Hardware--3.8%
    400,000 * Dell Computer Corp.                                     10,872
    215,000   International Business Machines Corp.                   26,006
    475,000 * Sun Microsystems, Inc.                                   5,861

 Computer Storage & Peripherals--0.6%
    490,000 * EMC Corp.                                                6,586

 Data Processing Services--1.6%
    300,000   Automatic Data Processing, Inc.                         17,670

 Department Stores--1.1%
    325,000   May Department Stores Co.                               12,018

 Diversified Financial Services--8.4%
    300,000   American Express Co.                                    10,707
    775,000   Citigroup, Inc.                                         39,122
    325,000   Federal National Mortgage Association                   25,837
    525,000   J.P. Morgan Chase & Co.                                 19,084

 Drug Retail--1.1%
    425,000   CVS Corp.                                               12,580

 Electric Utilities--1.9%
    530,000   Duke Energy Corp.                                       20,808

 Electrical Components & Equipment--1.0%
    200,000   Emerson Electric Co.                                    11,420

 Food Retail--1.3%
    350,000 * Safeway, Inc.                                           14,613

 Gas Utilities--1.5%
    375,000   El Paso Corp.                                           16,729

 General Merchandise Stores--3.3%
    650,000   Wal-Mart Stores, Inc.                                   37,408

 Home Improvement Retail--1.8%
    400,000   Home Depot, Inc.                                        20,404

 Household Products--2.1%
    300,000   Procter & Gamble Co.                                    23,739

 Industrial Conglomerates--6.8%
  1,250,000   General Electric Co.                                    50,100
    450,000   Tyco International, Ltd.                                26,505

 Industrial Gases--1.0%
    200,000   Praxair, Inc.                                           11,050

 Integrated Oil & Gas--6.5%
    205,000   ChevronTexaco Corp.                                     18,370
    900,000   Exxon Mobil Corp.                                       35,370
    400,000   Royal Dutch Petroleum Co. (ADR)                         19,608

 Integrated Telecommunications Services--5.5%
    750,000   Qwest Communications International, Inc.                10,598
    625,000   SBC Communications, Inc.                                24,481
    550,000   Verizon Communications                                  26,103

 Movies & Entertainment--3.6%
    800,000 * AOL Time Warner, Inc.                                   25,680
    700,000   Walt Disney Co.                                         14,504

 Multi-Line Insurance--2.8%
    400,000   American International Group, Inc.                      31,760

 Networking Equipment--1.2%
    750,000 * Cisco Systems, Inc.                                     13,583

 Personal Products--0.9%
    300,000   Gillette Co.                                            10,020

 Pharmaceuticals--15.3%
    425,000   Abbott Laboratories                                     23,694
    370,000   American Home Products Corp.                            22,703
    300,000   Bristol-Myers Squibb Co.                                15,300
    560,000   Johnson & Johnson                                       33,096

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Equity Fund
As of December 31, 2001

                                                                         Value
 SHARES OR PRINCIPAL AMOUNT                                            (000's)
------------------------------------------------------------------------------
    300,000   Merck & Co., Inc.                                     $   17,640
  1,000,000   Pfizer, Inc.                                              39,850
    530,000   Schering-Plough Corp.                                     18,979

 Publishing & Printing--1.2%
    200,000   Gannett Co., Inc.                                         13,446

 Semiconductor Equipment--3.2%
    198,000 * Applied Materials, Inc.                                    7,940
    900,000   Intel Corp.                                               28,305

 Semiconductors--0.6%
    225,000   Texas Instruments, Inc.                                    6,300

 Soft Drinks--1.9%
    425,000   PepsiCo, Inc.                                             20,693

 Systems Software--4.6%
    600,000 * Microsoft Corp.                                           39,762
    815,000 * Oracle Corp.                                              11,255

 Telecommunications Equipment--1.5%
    250,000   Corning, Inc.                                              2,230
    200,000   Nokia Oyj (ADR)                                            4,906
    600,000   Nortel Networks Corp.                                      4,500
    100,000 * QUALCOMM, Inc.                                             5,050
                                                                    ----------
 TOTAL COMMON STOCKS (cost $758,512)                                 1,078,157
                                                                    ----------

 CASH EQUIVALENTS--4.0%

 Investment Companies
    44,596,391 AIM Short-Term Investments Co. Liquid Assets Money   $   44,596
               Market Portfolio (Institutional Shares)
                                                                    ----------
 TOTAL CASH EQUIVALENTS (cost $44,596)                                  44,596
                                                                    ----------
 TOTAL INVESTMENTS (total cost $803,108)--100.1%                     1,122,753
 Other Assets, less Liabilities                                         (1,621)
                                                                    ----------
 NET ASSETS                                                         $1,121,132
                                                                    ==========

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS



SAFECO MUTUAL FUNDS                                               1-800-624-5711

Report From the Fund Managers
SAFECO Dividend Income Fund
December 31, 2001

The SAFECO Dividend Income Fund's attention to earnings quality and valuation helped it mitigate losses in what proved to be a losing year for large cap stocks. The Fund finished 2001 between the S&P 500's 11.88% decline and the Russell 1000 Value Index's 5.59% loss. However, in the latest six months, it outpaced both its benchmarks. (The fund declined 1.99%, the S&P 500 declined 5.56%, and the Russell 1000 Value declined 4.36%.)

For the year, our best stocks were an eclectic list that included Microsoft, Bank of America, Fortune Brands, Diebold, Northrop Grumman and Electronic Data Systems. The laggards were also a mixed group consisting of Agilent, Hewlett Packard, CVS, Schering-Plough and Reliant Energy. The unifying theme was earnings--those companies that made or exceeded their earnings expectations did well, while companies that disappointed saw their stocks do poorly.

The six-month outperformance came in the third quarter, when the Fund's defensive nature proved especially beneficial. We attribute the Fund's ability to hold up relative to the S&P 500 in the index's worst quarter since the crash of '87, to our focus on companies with good balance sheets and a pattern of rising earnings and dividends. In other words, we favor the type of companies in which investors seek shelter in uncertain times. Being underweight in technology relative to the S&P 500 Index also softened the impact, as this sector underperformed. The stocks that did best in this difficult quarter had stable earnings patterns. They included SBC Communications, Diebold, Kimberly-Clark, Johnson & Johnson and Northrop Grumman. We had bought the latter anticipating an increase in defense spending.

In the fourth quarter, the market changed. Stocks that would benefit from an end to the recession did the best. Technology, an area in which we were underweight and other cyclicals (United Technologies, Tyco International, May Department Stores) outperformed. Relatively defensive areas (phone companies:
SBC Communications, Verizon, BellSouth and banks: Washington Mutual, U.S. Bancorp) that had done well earlier in the year were the weakest areas. Still, our fourth quarter performance, 7.3%, was in line with our value benchmark's 7.4% return.

In both quarters, we trimmed positions where valuations seemed high and added to ones that were cheaper. In the healthcare sector, we replaced Bristol-Meyers Squibb with Schering-Plough. We think its long-term growth prospects are superior to Bristol's. We swapped American Express for Household International. Both issue credit cards, but American Express' higher income demographic should help its earnings hold up better than Household's.

We exited Goodrich, which is exposed to the commercial jet cycle, but does not have the military operations. We think Boeing's military operations are an offsetting plus to its commercial operations and continue to hold the stock. We added United Technologies, which was hard hit after September 11. We

Report From the Fund Managers
SAFECO Dividend Income Fund
December 31, 2001

think their military division and Otis subsidiary (primarily recurring revenues for elevator maintenance) should continue to do well. The stock has since rebounded nicely.

While we are expecting an end to the recession sometime in the first half of 2002, there is a strong possibility that the recovery could be fairly lackluster. Given that subdued outlook, we've kept the Fund well diversified among economic sectors, with a balance of defensive and cyclical stocks. As always, in both our buys and sells, our attention is on quality and valuation.

SAFECO Asset Management Company

The SAFECO Dividend Income Fund is managed by a team of investment professionals at SAFECO Asset Management Company, the Fund's investment advisor. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Dividend Income Fund

                        [PERFORMANCE GRAPH]

NO-LOAD CLASS

-----------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001              1 Year       5 year      10 Year
-----------------------------------------------------------------------------
SAFECO Dividend Income Fund                  (7.06)%       3.43%        9.03%
S&P 500 Index                               (11.88)%      10.70%       12.93%
Russell 1000 Value Index                     (5.59)%      11.13%       14.16%
Lipper, Inc. (Equity-Income Funds)           (5.65)%       8.30%       11.20%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-----------------------------------------------------------------------------

Investment Values:

SAFECO

Dividend Income Fund $23,738

S&P 500 Index $33,722

Russell 1000 Value Index $37,588

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                        Dividend                            Russell 1000
          Date         Income Fund         S & P 500        Value Index
          ----         -----------         ---------        ------------
      12/31/1991          10,000            10,000            10,000
       1/31/1992          10,077             9,814            10,016
       2/29/1992          10,109             9,941            10,261
       3/31/1992          10,012             9,748            10,113
       4/30/1992          10,304            10,034            10,548
       5/31/1992          10,401            10,083            10,601
       6/30/1992          10,439             9,933            10,535
       7/31/1992          10,827            10,338            10,942
       8/31/1992          10,748            10,127            10,607
       9/30/1992          10,863            10,246            10,754
      10/31/1992          10,662            10,281            10,763
      11/30/1992          10,936            10,630            11,116
      12/31/1992          11,147            10,761            11,381
       1/31/1993          11,390            10,851            11,711
       2/28/1993          11,606            10,998            12,123
       3/31/1993          12,000            11,231            12,481
       4/30/1993          11,836            10,959            12,321
       5/31/1993          11,993            11,251            12,569
       6/30/1993          12,055            11,284            12,847
       7/31/1993          11,993            11,239            12,990
       8/31/1993          12,387            11,664            13,459
       9/30/1993          12,421            11,572            13,481
      10/31/1993          12,638            11,812            13,471
      11/30/1993          12,484            11,699            13,194
      12/31/1993          12,546            11,841            13,445
       1/31/1994          12,956            12,243            13,953
       2/28/1994          12,666            11,911            13,476
       3/31/1994          12,224            11,393            12,974
       4/30/1994          12,367            11,539            13,224
       5/31/1994          12,374            11,728            13,376
       6/30/1994          12,193            11,440            13,055
       7/31/1994          12,569            11,816            13,461
       8/31/1994          12,967            12,299            13,847
       9/30/1994          12,791            11,999            13,387
      10/31/1994          12,769            12,268            13,573
      11/30/1994          12,316            11,822            13,025
      12/31/1994          12,409            11,997            13,175
       1/31/1995          12,724            12,308            13,580
       2/28/1995          13,122            12,787            14,117
       3/31/1995          13,494            13,163            14,426
       4/30/1995          13,782            13,551            14,882
       5/31/1995          14,184            14,091            15,508
       6/30/1995          14,360            14,418            15,719
       7/31/1995          14,920            14,896            16,266
       8/31/1995          15,027            14,934            16,496
       9/30/1995          15,483            15,563            17,093
      10/31/1995          15,312            15,508            16,924
      11/30/1995          15,847            16,188            17,782
      12/31/1995          16,176            16,500            18,228
       1/31/1996          16,693            17,061            18,797
       2/29/1996          16,734            17,219            18,940
       3/31/1996          16,933            17,385            19,262
       4/30/1996          16,999            17,641            19,335
       5/31/1996          17,562            18,095            19,576
       6/30/1996          17,782            18,164            19,592
       7/31/1996          17,281            17,362            18,852
       8/31/1996          17,607            17,729            19,391
       9/30/1996          18,420            18,726            20,162
      10/31/1996          19,101            19,242            20,943
      11/30/1996          20,103            20,696            22,461
      12/31/1996          20,057            20,286            22,174
       1/31/1997          20,845            21,552            23,249
       2/28/1997          20,874            21,721            23,591
       3/31/1997          20,108            20,831            22,741
       4/30/1997          20,385            22,073            23,697
       5/31/1997          21,847            23,416            25,021
       6/30/1997          22,747            24,465            26,095
       7/31/1997          23,990            26,411            28,057
       8/31/1997          23,624            24,932            27,058
       9/30/1997          24,677            26,297            28,692
      10/31/1997          23,863            25,420            27,892
      11/30/1997          24,726            26,595            29,125
      12/31/1997          25,359            27,052            29,975
       1/31/1998          25,762            27,351            29,550
       2/28/1998          27,227            29,322            31,538
       3/31/1998          28,354            30,823            33,468
       4/30/1998          28,568            31,133            33,693
       5/31/1998          27,949            30,598            33,194
       6/30/1998          28,528            31,840            33,619
       7/31/1998          27,294            31,502            33,024
       8/31/1998          23,110            26,952            28,110
       9/30/1998          23,536            28,679            29,723
      10/31/1998          24,952            31,009            32,027
      11/30/1998          26,325            32,888            33,519
      12/31/1998          26,960            34,782            34,659
       1/31/1999          27,362            36,236            34,936
       2/28/1999          25,467            35,111            34,444
       3/31/1999          26,058            36,515            35,157
       4/30/1999          26,997            37,929            38,440
       5/31/1999          26,695            37,034            38,017
       6/30/1999          27,442            39,089            39,120
       7/31/1999          26,476            37,869            37,974
       8/31/1999          25,172            37,680            36,565
       9/30/1999          24,476            36,647            35,285
      10/31/1999          26,209            38,966            37,318
      11/30/1999          26,150            39,761            37,026
      12/31/1999          27,275            42,102            37,204
       1/31/2000          25,521            39,986            35,991
       2/29/2000          24,583            39,229            33,317
       3/31/2000          26,477            43,068            37,382
       4/30/2000          25,621            41,768            36,948
       5/31/2000          25,413            40,911            37,336
       6/30/2000          25,145            41,919            35,630
       7/31/2000          24,420            41,267            36,075
       8/31/2000          25,169            43,830            38,081
       9/30/2000          24,271            41,517            38,431
      10/31/2000          25,210            41,341            39,377
      11/30/2000          24,605            38,082            37,916
      12/31/2000          25,542            38,269            39,816
       1/31/2001          25,331            39,627            39,967
       2/28/2001          24,723            36,013            38,856
       3/31/2001          23,593            33,732            37,484
       4/30/2001          24,742            36,354            39,321
       5/31/2001          25,216            36,597            40,206
       6/30/2001          24,220            35,706            39,313
       7/31/2001          24,245            35,355            39,231
       8/31/2001          23,431            33,141            37,657
       9/30/2001          22,125            30,466            35,006
      10/31/2001          22,024            31,047            34,705
      11/30/2001          23,231            33,429            36,722
      12/31/2001          23,738            33,722            37,588

                                                       Percent of
 TOP FIVE INDUSTRIES                                   Net Assets
-----------------------------------------------------------------
 Integrated Oil & Gas                                         10%
 Integrated Telecommunications Services                        8
 Pharmaceuticals                                               8
 Diversified Financial Services                                8
 Real Estate Investment Trust                                  7

                                                       Percent of
 TOP TEN HOLDINGS                                      Net Assets
-----------------------------------------------------------------
 ChevronTexaco Corp.                                         3.8%
 (Integrated Oil & Gas)
 Exxon Mobil Corp.                                           2.6
 (Integrated Oil & Gas)
 American Home Products Corp.                                2.5
 (Pharmaceuticals)
 Washington Mutual, Inc.                                     2.5
 (Banks)
 Federal National Mortgage Association                       2.4
 (Diversified Financial Services)
 Verizon Communications                                      2.4
 (Integrated Telecommunications Services)
 Liberty Property Trust                                      2.4
 (Real Estate Investment Trust)
 First Industrial Realty Trust, Inc.                         2.4
 (Real Estate Investment Trust)
 Abbott Laboratories                                         2.3
 (Pharmaceuticals)
 Hartford Financial Services Group, Inc.                     2.3
 (Multi-line Insurance)

TOP FIVE PURCHASES                                           Cost
For the Year Ended December 31, 2001                       (000's)
-----------------------------------------------------------------
Citigroup, Inc.                                            $6,537
Tyco International, Ltd.                                    5,447
SBC Communications, Inc.                                    5,104
El Paso Corp.                                               4,518
Nortel Networks Corp.                                       4,397

TOP FIVE SALES                                           Proceeds
For the Year Ended December 31, 2001                      (000's)
-----------------------------------------------------------------
PolyMedica Corp.                                           $6,066
PepsiCo, Inc.                                               5,989
Bristol-Meyers Squibb Co.                                   5,486
Minnesota Mining & Manufacturing Co.                        5,099
NCO Group, Inc.                                             4,998

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                       [PIE CHART]

Large - Common Stocks: ($4 Bil. and above)        91.0%
Cash & Other:                                      3.3%
Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)      3.3%
Small - Common Stocks: (Less than $1.5 Bil.)       2.4%

Portfolio of Investments
SAFECO Dividend Income Fund
As of December 31, 2001


                                                      Value
 SHARES OR PRINCIPAL AMOUNT                         (000's)

-----------------------------------------------------------
 COMMON STOCKS--96.7%
 Advertising--1.1%
    70,400 Interpublic Group Cos., Inc.            $  2,080

 Aerospace & Defense--3.4%
    35,000 Boeing Co.                                 1,357
    22,000 Northrop Grumman Corp.                     2,218
    40,000 United Technologies Corp.                  2,585

 Air Freight & Couriers--1.7%
    55,000 United Parcel Service, Inc. (Class B)      2,997

 Banks--5.9%
    47,000 Bank of America Corp.                      2,959
   160,000 U.S. Bancorp                               3,349
   135,000 Washington Mutual, Inc.                    4,414

 Brewers--1.8%
    70,000 Anheuser-Busch Companies, Inc.             3,165

 Computer Hardware--2.3%
    87,000 Hewlett-Packard Co.                        1,787
    19,200 International Business Machines Corp.      2,322

 Data Processing Services--1.1%
    35,000 Automatic Data Processing, Inc.            2,061

 Department Stores--2.1%
   100,500 May Department Stores Co.                  3,716

 Diversified Chemicals--1.5%
    64,000 Du Pont (E.I.) de Nemours & Co.            2,721

 Diversified Financial Services--7.9%
    70,000 American Express Co.                       2,498
    75,000 Citigroup, Inc.                            3,786
    55,000 Federal National Mortgage Association      4,372
   100,000 J.P. Morgan Chase & Co.                    3,635

 Drug Retail--1.0%
    58,900 CVS Corp.                                  1,743

 Electric Utilities--2.5%
    68,000 Duke Energy Corp.                          2,670
    68,500 Reliant Energy, Inc.                       1,817

 Electrical Components & Equipment--1.0%
    30,000   Emerson Electric Co.                     1,713

 Electronic Equipment & Instruments--2.0%
    70,000 * Agilent Technologies, Inc.               1,996
    40,000   Diebold, Inc.                            1,618

 Forest Products--0.9%
    31,700   Weyerhaeuser Co.                         1,714

 Gas Utilities--1.4%
    55,000   El Paso Corp.                            2,454

 Household Products--2.0%
    60,000   Kimberly-Clark Corp.                     3,588

 Housewares & Specialities--0.6%
    25,500   Fortune Brands, Inc.                     1,010

 Industrial Conglomerates--4.2%
    95,000   General Electric Co.                     3,808
    65,000   Tyco International, Ltd.                 3,828

 Industrial Gases--2.1%
    80,000   Air Products and Chemicals, Inc.         3,753

 Industrial Machinery--1.7%
    73,300   Ingersoll-Rand Co.                       3,065

 Integrated Oil & Gas--10.3%
    77,000   ChevronTexaco Corp.                      6,900
   115,000   Conoco, Inc.                             3,255
   118,812   Exxon Mobil Corp.                        4,669
    75,000   Royal Dutch Petroleum Co. (ADR)          3,677

 Integrated Telecommunications Services--8.3%
    45,000   ALLTEL Corp.                             2,778
    78,800   BellSouth Corp.                          3,006
    50,000   CenturyTel, Inc.                         1,640
    82,600   SBC Communications, Inc.                 3,235
    91,740   Verizon Communications                   4,354

 IT Consulting & Services--1.3%
    35,000   Electronic Data Systems Corp.            2,399

 Movies & Entertainment--1.4%
   120,000   Walt Disney Co.                          2,486

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Dividend Income Fund
As of December 31, 2001

                                                                      Value
 SHARES OR PRINCIPAL AMOUNT                                         (000's)
---------------------------------------------------------------------------
 Multi-Line Insurance--4.2%
    43,425   American International Group, Inc.                    $  3,448
    65,700   Hartford Financial Services Group, Inc.                  4,128

 Multi-Utilities--1.0%
    75,000   NiSource, Inc.                                           1,730

 Pharmaceuticals--8.0%
    75,000   Abbott Laboratories                                      4,181
    73,000   American Home Products Corp.                             4,479
    59,600   Johnson & Johnson                                        3,522
    60,000   Schering-Plough Corp.                                    2,149

 Publishing & Printing--1.9%
    51,000   Gannett Co., Inc.                                        3,429

 Real Estate Investment Trust--6.9%
   134,000   Equity Residential Properties Trust                      3,847
   137,000   First Industrial Realty Trust, Inc.                      4,261
   145,000   Liberty Property Trust                                   4,328

 Semiconductor Equipment--1.1%
    62,800   Intel Corp.                                              1,975

 Systems Software--1.7%
    30,000   Computer Associates International, Inc.                  1,035
    30,000 * Microsoft Corp.                                          1,988

 Telecommunications Equipment--1.0%
    75,000   Nokia Oyj (ADR)                                          1,840

 Tobacco--1.4%
    57,000   Philip Morris Cos., Inc.                                 2,613
                                                                   --------
 TOTAL COMMON STOCKS (cost $140,665)                                174,151
                                                                   --------

 CASH EQUIVALENTS--3.3%

 Investment Companies
 5,955,146 AIM Short-Term Investments Co. Liquid Assets Money         5,955
           Market Portfolio (Institutional Shares)
                                                                   --------
 TOTAL CASH EQUIVALENTS (cost $5,955)                                 5,955
                                                                   --------
 TOTAL INVESTMENTS (total cost $146,620)--100.0%                    180,106
 Other Assets, less Liabilities                                         (47)
                                                                   --------
 NET ASSETS                                                        $180,059
                                                                   ========

*   Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Northwest Fund
December 31, 2001



[PHOTO] William B. Whitlow

The SAFECO Northwest Fund ended 2001 slightly ahead of the S&P 500, which declined 11.88%; though it underperformed the Washington Mutual NW Index's 6.16% return. On the year, versus the S&P 500, we benefited by our migration to smaller, more numerous positions in technology and other aggressive stocks, which overall had generally poor performance in 2001's down market. However, these higher-risk stocks had superior performance in the fourth and second quarters when the market was up. As the market marched upward into the year's end, our portfolio benefited by being overweighted in semiconductors, namely Intel, TriQuint, Micron and PMC-Sierra.

As 2001 began, I was moving toward a more diversified portfolio. That definitely helped moderate the overall decline in the latest year. I continued to gradually nudge the portfolio's sector weights closer to those of the S&P 500, going outside the Northwest to add sectors that are underrepresented here, such as energy and healthcare. In the third quarter, I redeployed some technology investments to bring the energy weighting from zero to 5.2%, versus 6.1% in the S&P 500 at December 31. I also brought the portfolio modestly above a market weighting in the defensive health care group by adding Pfizer.

Recognizing the Northwest economy is likely to experience a deeper recession than the nation, I've focused on companies that are not dependent on the region's economy. Starbucks, Costco, Washington Mutual, Pfizer, Tektronix, Microsoft, and the other members of our top ten, all have geographically diverse markets.

While I will ultimately maintain a strategy of overweighting sectors I think drive the region's growth--principally technology and trade--I do not think now is the time to take big bets in these, or any other areas. As I stated earlier, we own fewer aggressive growth stocks and have smaller positions in those that we do own. Indeed at year end, the portfolio's tech weighting was 20.8% versus 18.7% for the S&P 500.

Right now, my strategy is fully on diversification. Over the course of the year, our portfolio expanded from 40 to 52, names and the net assets concentrated in our top ten holdings declined from 51% to 34%. In addition to being invested across all industry sectors represented in the S&P, we are diversified across investment styles. At December 31, the portfolio was 52% large-cap and 48% small- to mid-cap; 62% of the stocks had growth characteristics and 38% were value.

Though the Fund is well diversified to weather choppy markets, it retains its pro-growth, pro-cyclical bias. I believe it has the potential to participate once the market improves. I expect that will take the form of a modest recovery in late 2002.

William B. Whitlow

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before rejoining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the University of Colorado and an MBA from the University of California at Berkeley. He is a Chartered Financial Analyst and a member of the Washington State Governor's Council of Economic Advisors.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Northwest Fund

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001          1 Year          5 year         10 Year
-------------------------------------------------------------------------------
SAFECO Northwest Fund                   (11.25)%          9.28%           9.35%
S&P 500 Index                           (11.88)%         10.70%          12.93%
WM Group NW 50 Index                     (6.16)%         15.55%          12.96%
Lipper, Inc. (Multi-Cap Core Funds)     (10.89)%         10.02%          12.34%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO

Northwest Fund  $24,443

S&P 500 Index   $33,772

WM Group NW 50 Index $33,824

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in relevant market indexes. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

        Date        Northwest Fund   S & P 500   WM Group NW 50 Index
        ----        --------------   ---------   --------------------
      12/31/1991        10,000          10,000           10,000
       1/31/1992        10,431           9,814           10,509
       2/29/1992        10,765           9,941           10,653
       3/31/1992        10,529           9,748           10,300
       4/30/1992        10,159          10,034            9,817
       5/31/1992        10,264          10,083            9,716
       6/30/1992         9,941           9,933            9,363
       7/31/1992        10,170          10,338            9,446
       8/31/1992         9,896          10,127            9,175
       9/30/1992        10,309          10,246            9,523
      10/31/1992        10,653          10,281            9,889
      11/30/1992        11,103          10,630           10,319
      12/31/1992        11,408          10,761           10,326
       1/31/1993        11,453          10,851           10,392
       2/28/1993        10,891          10,998           10,054
       3/31/1993        11,317          11,231           10,456
       4/30/1993        10,855          10,959           10,207
       5/31/1993        11,091          11,251           10,446
       6/30/1993        10,986          11,284           10,208
       7/31/1993        10,896          11,239            9,828
       8/31/1993        11,204          11,664           10,217
       9/30/1993        11,196          11,572            9,974
      10/31/1993        11,341          11,812           10,318
      11/30/1993        11,386          11,699           10,525
      12/31/1993        11,525          11,841           10,652
       1/31/1994        11,729          12,243           10,961
       2/28/1994        12,025          11,911           11,112
       3/31/1994        11,516          11,393           10,707
       4/30/1994        11,488          11,539           10,661
       5/31/1994        11,664          11,728           10,808
       6/30/1994        11,366          11,440           10,465
       7/31/1994        11,533          11,816           10,532
       8/31/1994        12,052          12,299           11,124
       9/30/1994        11,776          11,999           10,684
      10/31/1994        11,664          12,268           10,605
      11/30/1994        11,374          11,822           10,400
      12/31/1994        11,346          11,997           10,443
       1/31/1995        11,487          12,308           10,398
       2/28/1995        11,777          12,787           10,768
       3/31/1995        12,170          13,163           11,109
       4/30/1995        12,329          13,551           11,430
       5/31/1995        12,517          14,091           11,417
       6/30/1995        13,134          14,418           12,098
       7/31/1995        13,818          14,896           12,542
       8/31/1995        13,940          14,934           12,768
       9/30/1995        14,015          15,563           13,221
      10/31/1995        13,850          15,508           12,899
      11/30/1995        13,821          16,188           13,075
      12/31/1995        13,635          16,500           13,217
       1/31/1996        13,765          17,061           13,132
       2/29/1996        14,184          17,219           13,420
       3/31/1996        15,042          17,385           13,850
       4/30/1996        15,452          17,641           14,667
       5/31/1996        15,711          18,095           14,889
       6/30/1996        15,384          18,164           14,809
       7/31/1996        14,655          17,362           14,067
       8/31/1996        15,124          17,729           14,748
       9/30/1996        15,362          18,726           15,113
      10/31/1996        14,972          19,242           14,993
      11/30/1996        15,629          20,696           16,061
      12/31/1996        15,685          20,286           16,421
       1/31/1997        16,822          21,552           17,138
       2/28/1997        16,833          21,721           17,439
       3/31/1997        16,120          20,831           16,940
       4/30/1997        16,700          22,073           17,680
       5/31/1997        17,814          23,416           19,111
       6/30/1997        18,840          24,465           19,996
       7/31/1997        20,456          26,411           21,803
       8/31/1997        19,921          24,932           21,079
       9/30/1997        20,914          26,297           22,535
      10/31/1997        19,933          25,420           21,026
      11/30/1997        20,802          26,595           22,284
      12/31/1997        20,567          27,052           21,761
       1/31/1998        20,377          27,351           21,659
       2/28/1998        22,468          29,322           23,853
       3/31/1998        22,753          30,823           24,970
       4/30/1998        23,311          31,133           25,159
       5/31/1998        21,612          30,598           23,640
       6/30/1998        22,100          31,840           25,102
       7/31/1998        20,745          31,502           23,546
       8/31/1998        16,622          26,952           19,770
       9/30/1998        17,585          28,679           20,682
      10/31/1998        18,690          31,009           22,972
      11/30/1998        20,282          32,888           25,579
      12/31/1998        21,286          34,782           28,635
       1/31/1999        22,558          36,236           30,066
       2/28/1999        21,682          35,111           29,618
       3/31/1999        21,922          36,515           31,692
       4/30/1999        22,414          37,929           32,950
       5/31/1999        23,423          37,034           32,992
       6/30/1999        25,175          39,089           34,519
       7/31/1999        24,611          37,869           31,872
       8/31/1999        24,623          37,680           31,773
       9/30/1999        24,335          36,647           31,127
      10/31/1999        26,868          38,966           32,745
      11/30/1999        29,077          39,761           33,278
      12/31/1999        32,828          42,102           36,596
       1/31/2000        32,763          39,986           36,122
       2/29/2000        36,379          39,229           37,571
       3/31/2000        37,182          43,068           39,788
       4/30/2000        32,594          41,768           36,129
       5/31/2000        31,143          40,911           33,808
       6/30/2000        35,212          41,919           34,892
       7/31/2000        33,515          41,267           34,121
       8/31/2000        35,199          43,830           36,626
       9/30/2000        31,584          41,517           34,790
      10/31/2000        31,635          41,341           35,834
      11/30/2000        27,423          38,082           33,462
      12/31/2000        27,540          38,269           36,045
       1/31/2001        29,484          39,627           37,211
       2/28/2001        26,374          36,013           33,462
       3/31/2001        24,054          33,732           31,112
       4/30/2001        25,013          36,354           33,853
       5/31/2001        26,037          36,597           34,628
       6/30/2001        26,749          35,706           34,813
       7/31/2001        25,622          35,355           34,033
       8/31/2001        24,196          33,141           32,363
       9/30/2001        21,125          30,466           28,243
      10/31/2001        22,019          31,047           29,801
      11/30/2001        23,626          33,429           32,498
      12/31/2001        24,443          33,722           33,824

                                               Percent of
 TOP FIVE INDUSTRIES                           Net Assets
---------------------------------------------------------
 Banks                                             12%
 Pharmaceuticals                                    9
 Food Retail                                        5
 Biotechnology                                      5
 Wireless Telecommunications Services               4

                                               Percent of
 TOP TEN HOLDINGS                              Net Assets
---------------------------------------------------------
 Starbucks Corp.                                  4.0%
  (Restaurants)
 Expeditors International of Washington, Inc.     3.7
  (Air Freight & Couriers)
 American Home Products Corp.                     3.7
  (Pharmaceuticals)
 Costco Wholesale Corp.                           3.6
  (General Merchandise Stores)
 StanCorp Financial Group, Inc.                   3.5
  (Life & Health Insurance)
 Washington Mutual, Inc.                          3.4
  (Banks)
 Microsoft Corp.                                  3.3
  (Systems Software)
 Pfizer, Inc.                                     3.1
  (Pharmaceuticals)
 Tektronix, Inc.                                  3.0
  (Electronic Equipment & Instruments)
 Safeway, Inc.                                    2.8
  (Food Retail)

TOP FIVE PURCHASES                          Cost
For the Year Ended December 31, 2001     (000's)
------------------------------------------------
Safeway, Inc.                            $2,979
Pfizer, Inc.                              2,914
AT&T Wireless Services, Inc.              2,787
Tektronix, Inc.                           2,720
Montana Power Co.                         2,668

TOP FIVE SALES                          Proceeds
For the Year Ended December 31, 2001     (000's)
------------------------------------------------
VoiceStream Wireless Corp.               $6,066
Washington Mutual, Inc.                   5,871
Microsoft Corp.                           4,607
Kroger Co.                                3,876
Weyerhaeuser Co.                          3,609

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                       [PIE CHART]

Large - Common Stocks:                                 51.9%
($4 Bil. and above)
Small - Common Stocks:                                 35.3%
(Less than $1.5 Bil.)
Medium - Common Stocks:                                12.1%
($1.5 Bil.- $4 Bil.)
Cash & Other:                                           0.7%

Portfolio of Investments
SAFECO Northwest Fund
As of December 31, 2001


                                                                      Value
 SHARES OR PRINCIPAL AMOUNT                                         (000's)
---------------------------------------------------------------------------
 COMMON STOCKS--99.3%

 Aerospace & Defense--2.3%
    57,000   Boeing Co.                                            $  2,211

 Air Freight & Couriers--3.7%
    63,000   Expeditors International of Washington, Inc.             3,588

 Airlines--1.9%
    64,000 * Alaska Air Group, Inc.                                   1,862

 Application Software--3.9%
   362,200 * Captaris, Inc.                                           1,337
    33,260 * NetIQ Corp.                                              1,173
   225,500 * ONYX Software Corp.                                        879
   470,000 * Primus Knowledge Solutions, Inc.                           395

 Banks--12.1%
    32,000   Bank of America Corp.                                    2,014
    65,500   Pacific Northwest Bancorp                                1,340
   113,000   U.S. Bancorp                                             2,365
    86,000   Washington Banking Co.                                     817
   100,000   Washington Mutual, Inc.                                  3,270
   126,000   West Coast Bancorp, Inc.                                 1,754

 Biotechnology--4.5%
    95,000 * Corixa Corp.                                             1,432
   101,000 * Dendreon Corp.                                           1,017
    69,000 * Immunex Corp.                                            1,912

 Catalog Retail--1.6%
    75,000 * Coldwater Creek, Inc.                                    1,589

 Diversified Chemicals--2.0%
   152,000   Penford Corp.                                            1,892

 Diversified Commercial Services--1.5%
    75,000   IMS Health, Inc.                                         1,463

 Electric Utilities--3.9%
    81,000   Avista Corp.                                             1,074
    80,000 * Calpine Corp.                                            1,343
   229,000 * Montana Power Co.                                        1,317

 Electrical Components & Equipment--1.8%
    20,595 * Agilent Technologies, Inc.                                 587
    53,000 * PMC-Sierra, Inc.                                         1,127

 Electronic Equipment & Instruments--3.0%
   110,000 * Tektronix, Inc.                                          2,836

 Food Retail--5.3%
   117,000 * Kroger Co.                                               2,442
    64,500 * Safeway, Inc.                                            2,693

 General Merchandise Stores--3.6%
    79,000 * Costco Wholesale Corp.                                   3,506

 Health Care Equipment--1.9%
    72,000 * SonoSite, Inc.                                           1,850

 Health Care Supplies--1.2%
   101,000 * AVI BioPharma, Inc.                                      1,103

 Integrated Oil & Gas--1.9%
    40,000   BP, plc (ADR)                                            1,860

 Integrated Telecommunications Services--1.4%
    95,000   Qwest Communications International, Inc.                 1,342

 Internet Software & Services--0.4%
   164,746 * InfoSpace, Inc.                                            338

 Leisure Products--1.7%
    80,000   Ambassadors International, Inc.                          1,679

 Life & Health Insurance--3.5%
    72,000   StanCorp Financial Group, Inc.                           3,402

 Movies & Entertainment--0.8%
   130,000 * RealNetworks, Inc.                                         772

 Networking Equipment--2.0%
    79,050 * Avocent Corp.                                            1,917

 Oil & Gas Drilling--1.9%
    53,000   Transocean Sedco Forex, Inc.                             1,793

 Oil & Gas Exploration & Production--1.7%
    28,000   Anadarko Petroleum Corp.                                 1,592

 Personal Products--1.9%
    57,000 * Direct Focus, Inc.                                       1,778

 Pharmaceuticals--8.8%
    57,500   American Home Products Corp.                             3,528
    97,900 * Penwest Pharmaceuticals Co.                              1,963
    74,000   Pfizer, Inc.                                             2,949

 Restaurants--4.0%
   201,000 * Starbucks Corp.                                          3,829

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Northwest Fund
As of December 31, 2001

                                                                          Value
SHARES OR PRINCIPAL AMOUNT                                              (000's)
-------------------------------------------------------------------------------
 Semiconductor Equipment--2.7%
    84,000   Intel Corp.                                               $  2,642

 Semiconductors--2.4%
    48,000 * Micron Technology, Inc.                                      1,488
    70,000 * TriQuint Semiconductor, Inc.                                   858

 Specialty Chemicals--0.6%
   118,000 * Eden Bioscience Corp.                                          598

 Steel--2.0%
   140,000   Schnitzer Steel Industries, Inc.                             1,911

 Systems Software--3.3%
    48,000 * Microsoft Corp.                                              3,181

 Wireless Telecommunications Services--4.1%
   138,000 * AT&T Wireless Services, Inc.                                 1,983
    70,800 * Western Wireless Corp. (Class A)                             2,000
                                                                       --------
 TOTAL COMMON STOCKS (cost $81,315)                                      95,591
                                                                       --------

 CASH EQUIVALENTS--0.9%

 Investment Companies
   879,050 AIM Short-Term Investments Co.                                   879
           Liquid Assets Money Market
           Portfolio (Institutional Shares)
                                                                       --------
 TOTAL CASH EQUIVALENTS (cost $879)                                         879
                                                                       --------
 TOTAL INVESTMENTS (total cost
  $82,194)--100.2%                                                       96,470

 Other Assets, less Liabilities                                            (186)
                                                                       --------
 NET ASSETS                                                            $ 96,284
                                                                       ========

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO International Stock Fund
December 31, 2001


The year 2001 was a uniformly negative period for international funds, as measured by the EAFE Index, which declined 22.61%. The Fund's return was below that, due to management expenses, fees and cash flow, of which the index has none.

The year's positive endnote was insufficient to erase the declines of its first three quarters. Twenty-one of the 23 countries that comprise the MSCI World Index posted negative returns. (Australia and New Zealand were positive due to increased consumer spending and rising exports.) In a reversal on the year, 21 of the 23 countries posted gains in the fourth quarter. The MSCI UK Index climbed 6.62%, further evidence that the UK economy is one of the most robust in the developed world. Indeed, its gross domestic product actually rose 0.5% in the difficult third quarter; and due to a combination of lower interest rates, retail costs and unemployment, spending was buoyant in the fourth. The Pacific region's stock markets joined the rebound, while Hong Kong avoided slipping into recession. Japan continued its downward spiral into year end as spending remained low, unemployment climbed and the Yen weakened considerably.

TMT (Technology, Media and Telecommunications) stocks were the portfolio's biggest detractors throughout the first three quarters of the year, and among its greatest contributors in the fourth as investors bet the worst for these previously out-of-favor sectors had passed. Alcatel had the biggest negative impact on the portfolio as it worked to cut costs. Nokia made significant gains with better-than-expected earnings.

Philips Electronics, to which we had added throughout the year given its depressed share price, proved to be a stellar performer amid optimism that cost-reduction efforts and renewed consumer spending would restore it to profitability. Canon's share price climbed with its earnings expectations due to a weaker yen, cost cutting and increased demand for printers and digital cameras. Our new position in Honda is benefiting from the weaker Yen as well, and from improved profitability and market share. Although financial stocks generally underperformed during the last half of the year, a number of the portfolio's holdings made significant contributions, especially Barclays and National Australia Bank.

In the third quarter due to their defensive nature, pharmaceutical stocks-- especially GlaxoSmithKline and AstraZeneca--fared much better than others. This same group sold off in the fourth quarter as investors rotated into more economically sensitive areas. Meanwhile, GlaxoSmithKline's earnings increased 20% in the third quarter, while Swiss-quoted Novartis' sales grew 12%. We continue to hold both stocks, and we remain overweighted versus the EAFE in health care and other defensive sectors, notably financials, consumer staples and energy.

SAFECO MUTUAL FUNDS                                         www.safecofunds.com

Report From the Fund Managers
SAFECO International Stock Fund
December 31, 2001


We think a recovery, while likely to come in the second half of the year, may not be as powerful as the capital markets have anticipated. Tech stocks' price-earnings multiples are near the sector's peak levels and we believe now, as we did then, that these valuations reflect unrealistic assumptions about future earnings growth. In our opinion, the markets will remain volatile as investors worry whether we are in recession, recovery or boom and we see no sectors or geographic regions that are obvious winners. However, we believe there are individual companies likely to produce good results and that judicious stock selection will drive returns in 2002. To that end, we continue to focus on companies that have tangible and consistent profits as well as high-quality franchises.

Bank of Ireland
Asset Management (U.S.) Limited

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts, economists and headed by the company's chief financial officer. BIAM has managed international equities since 1996 and began managing U.S. funds in 1989.

Performance Overview & Highlights
SAFECO International Stock Fund

                              [PERFORMANCE GRAPH]
NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the                          Since
periods ended December 31, 2001      1 Year      5 year     Inception*
-------------------------------------------------------------------------------
SAFECO International Stock Fund     (24.30)%       0.78%     2.94%
EAFE Index                          (22.61)%      (0.52)%    0.24%
Lipper, Inc. (International Funds)  (21.71)%       2.24%     N/A
* Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO

International Stock Fund $11,893

EAFE Index $10,141

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                              International
         Date                  Stock Fund                 EAFE Index
         ----                 -------------               ----------
       1/31/96                    10,000                    10,000
       2/29/96                     9,930                    10,021
       3/31/96                    10,040                    10,220
       4/30/96                    10,290                    10,504
       5/31/96                    10,250                    10,298
       6/30/96                    10,240                    10,342
       7/31/96                     9,840                    10,026
       8/31/96                    10,240                    10,035
       9/30/96                    10,454                    10,288
      10/31/96                    10,585                    10,169
      11/30/96                    11,249                    10,560
      12/31/96                    11,423                    10,410
       1/31/97                    11,382                    10,033
       2/28/97                    11,534                    10,183
       3/31/97                    11,463                    10,207
       4/30/97                    11,514                    10,247
       5/31/97                    12,050                    10,900
       6/30/97                    12,414                    11,488
       7/31/97                    12,850                    11,660
       8/31/97                    11,747                    10,776
       9/30/97                    12,556                    11,366
      10/31/97                    11,514                    10,478
      11/30/97                    11,585                    10,358
      12/31/97                    11,943                    10,435
       1/31/98                    12,203                    10,899
       2/28/98                    13,013                    11,584
       3/31/98                    13,522                    11,926
       4/30/98                    13,594                    12,007
       5/31/98                    13,719                    11,934
       6/30/98                    13,854                    12,010
       7/31/98                    14,010                    12,118
       8/31/98                    12,182                    10,602
       9/30/98                    11,444                    10,263
      10/31/98                    12,317                    11,318
      11/30/98                    13,272                    11,883
      12/31/98                    13,646                    12,337
       1/31/99                    13,677                    12,286
       2/28/99                    13,594                    11,979
       3/31/99                    13,958                    12,464
       4/30/99                    14,633                    12,955
       5/31/99                    13,916                    12,273
       6/30/99                    14,415                    12,737
       7/31/99                    14,664                    13,100
       8/31/99                    14,716                    13,133
       9/30/99                    14,695                    13,251
      10/31/99                    15,235                    13,732
      11/30/99                    16,035                    14,194
      12/31/99                    17,603                    15,454
       1/31/00                    16,554                    14,458
       2/29/00                    17,146                    14,833
       3/31/00                    17,779                    15,394
       4/30/00                    16,866                    14,570
       5/31/00                    16,679                    14,199
       6/30/00                    17,250                    14,739
       7/31/00                    16,710                    14,107
       8/31/00                    16,845                    14,215
       9/30/00                    15,931                    13,509
      10/31/00                    15,588                    13,176
      11/30/00                    15,079                    12,668
      12/31/00                    15,686                    13,104
       1/31/01                    15,642                    13,095
       2/28/01                    14,332                    12,162
       3/31/01                    13,165                    11,265
       4/30/01                    13,969                    12,025
       5/31/01                    13,451                    11,566
       6/30/01                    12,923                    11,077
       7/31/01                    12,516                    10,871
       8/31/01                    12,042                    10,576
       9/30/01                    10,931                     9,491
      10/31/01                    11,217                     9,732
      11/30/01                    11,635                    10,083
      12/31/01                    11,893                    10,141

                                            Percent of
 TOP TEN HOLDINGS                           Net Assets
------------------------------------------------------
 ING Groep NV                                  3.5%
  (Banks)
 Barclays, plc                                 3.3
  (Banks)
 GlaxoSmithKline, plc                          3.3
  (Pharmaceuticals)
 Nestle SA                                     3.2
  (Food Retail)
 Vodafone Group, plc                           3.2
  (Integrated Telecommunications Services)
 Total Fina Elf SA                             3.0
  (Integrated Oil & Gas)
 Lloyds TSB Group, plc                         2.9
  (Banks)
 Aventis SA                                    2.8
  (Pharmaceuticals)
 Swiss Re                                      2.8
  (Multi-Line Insurance)
 Canon, Inc.                                   2.4
  (Office Services & Supplies)

TOP FIVE PURCHASES                        Cost
For the Year Ended December 31, 2001   (000's)
----------------------------------------------
GlaxoSmithKline, plc                  $2,379
Barclays, plc                          2,259
Vodafone Group, plc                    2,187
Shell Transport & Trading Co., plc     2,178
Lloyds TSB Group, plc                  1,754

TOP FIVE SALES                        Proceeds
For the Year Ended December 31, 2001   (000's)
----------------------------------------------
Shell Transport & Trading Co., plc    $2,482
Vodafone Group, plc                    2,404
Barclays, plc                          2,403
GlaxoSmithKline, plc                   2,213
Lloyds TSB Group, plc                  1,757

                                    Percent of
TOP FIVE COUNTRIES                  Net Assets
----------------------------------------------
United Kingdom                            28%
Japan                                     14
Netherlands                               14
Switzerland                               12
France                                    11

Portfolio of Investments
SAFECO International Stock Fund
As of December 31, 2001

                                                    Value
 SHARES OR PRINCIPAL AMOUNT                       (000's)
---------------------------------------------------------
 COMMON STOCKS--99.3%

 Australia--2.8%
  29,758 Brambles Industries, Ltd.                $   158
         Industrial Machinery
  11,550 National Australia Bank, Ltd.                188
         Banks
  22,027 News Corp., Ltd.                             176
         Publishing & Printing
  24,911 Westpac Banking Corp., Ltd.                  201
         Banks

 Denmark--0.5%
   3,230 TDC AS                                       115
         Integrated Telecommunications Services

 Finland--0.7%
   6,420 Nokia Oyj                                    165
         Wireless Telecommunications Services

 France--10.9%
  12,584 Alcatel                                      215
         Telecommunications Equipment
  10,026 Aventis SA                                   712
         Pharmaceuticals
  19,212 Axa                                          401
         Multi-Line Insurance
   2,580 Lafarge SA                                   241
         Construction Materials
   5,429 Total Fina Elf SA                            775
         Integrated Oil & Gas
   7,942 Vivendi Universal SA                         435
         Movies & Entertainment

 Germany--5.5%
  10,375 Bayer AG                                     330
         Diversified Chemicals
   4,547 Bayerische Hypo-und Vereinsbank AG           138
         Banks
  10,282 Bayerische Motoren Werke AG                  362
         Automobile Manufacturers
  10,845 E.On AG                                      564
         Electric Utilities

 Hong Kong--2.9%
  28,000   Cheung Kong Holdings, Ltd.                 291
           Real Estate Investment Trust
  28,500   China Mobile (Hong Kong), Ltd.             100
           Wireless Telecommunications Services
 965,000   PetroChina Co., Ltd.                       171
           Oil & Gas Exploration & Production
  23,000   Sun Hung Kai Properties, Ltd.              186
           Real Estate Investment Trust

 Italy--3.6%
  33,627   ENI SpA                                    422
           Integrated Oil & Gas
  59,260   Telecom Italia SpA                         507
           Integrated Telecommunications Services

 Japan--14.2%
   2,300   Acom Co., Ltd.                             168
           Consumer Finance
  18,000   Canon, Inc.                                620
           Office Services & Supplies
   8,000   Fuji Photo Film Co.                        286
           Office Services & Supplies
  47,000   Hitachi, Ltd.                              345
           Electrical Components & Equipment
   6,400   Honda Motor Co., Ltd.                      256
           Automobile Manufacturers
   3,100   Hoya Corp.                                 185
           Health Care Supplies
   2,500   Murata Manufacturing Co., Ltd.             150
           Electrical Components & Equipment
  23,000   NEC Corp.                                  235
           Electrical Components & Equipment
   1,800   Nintendo Co., Ltd.                         316
           Consumer Electronics
      17   NTT DoCoMo, Inc.                           200
           Integrated Telecommunications Services
       4 # NTT DoCoMo, Inc.                            47
           Integrated Telecommunications Services
   1,000   Rohm Co., Ltd.                             130
           Electrical Components & Equipment
   1,600   SMC Corp.                                  163
           Industrial Machinery
   4,100   Sony Corp.                                 188
           Electrical Components & Equipment
   7,000   Takeda Chemical Industries                 317
           Pharmaceuticals

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO International Stock Fund
As of December 31, 2001


                                                          Value
 SHARES OR PRINCIPAL AMOUNT                             (000's)
---------------------------------------------------------------
 Netherlands--13.7%
  24,188   ABN AMRO Holding NV                          $   390
           Banks
  17,649   Elsevier NV                                      209
           Publishing & Printing
   5,697   Fortis                                           148
           Diversified Financial Services
   4,106   Heineken NV                                      156
           Brewers
  34,574   ING Groep NV                                     882
           Banks
  19,482   Koninklijke (Royal) Philips Electronics NV       579
           Semiconductors
  21,135   Koninklijke Ahold NV                             615
           Food Retail
   4,825   Royal Dutch Petroleum Co.                        244
           Integrated Oil & Gas
   7,660   TPG NV                                           166
           Distributors
   3,430   VNU NV                                           105
           Publishing & Printing

 Portugal--0.3%
  34,583   Electricidade de Portugal SA                      75
           Electric Utilities

 Singapore--0.3%
   7,000   Singapore Press Holdings, Ltd.                    83
           Publishing & Printing

 South Korea--0.4%
   3,800 * Pohang Iron & Steel Co., Ltd. (ADR)               87
           Steel

 Spain--3.0%
  50,295   Banco Santander Central Hispano SA               421
           Banks
  25,563   Telefonica SA                                    342
           Integrated Telecommunications Services

 Sweden--0.6%
  28,100   Telefonaktiebolaget LM Ericsson AB               153
           Integrated Telecommunications Services

 Switzerland--11.5%
   3,845   Nestle SA                                        820
           Food Retail
  11,600   Novartis AG                                      419
           Pharmaceuticals
   5,218   Roche Holding AG                                 372
           Pharmaceuticals
   6,690   Swiss Re                                         673
           Multi-Line Insurance
     355 # Swiss Re                                          36
           Multi-Line Insurance
  12,011   UBS AG                                           606
           Banks

 United Kingdom--28.4%
  10,920   3i Group, plc                                    135
           Diversified Financial Services
   5,675   AstraZeneca Group, plc                           256
           Health Care Supplies
  25,600   Barclays, plc                                    846
           Banks
  34,560   Cable & Wireless, plc                            166
           Integrated Telecommunications Services
  33,137   Cadbury Schweppes, plc                           212
           Soft Drinks
  38,234   Compass Group, plc                               283
           Food Retail
  48,640   Diageo, plc                                      555
           Brewers
  20,286   EMI Group, plc                                   106
           Leisure Products
  33,290   GlaxoSmithKline, plc                             833
           Pharmaceuticals
  41,300   Hilton Group, plc                                128
           Hotels
  22,240   HSBC Holdings, plc                               260
           Banks
  69,259   Lloyds TSB Group, plc                            748
           Banks
  38,130   Prudential, plc                                  438
           Multi-Line Insurance
  10,360   Railtrack Group, plc (Illiquid)+                   0
           Rail Roads
  18,150   Reuters Group, plc
           Broadcasting & Cable TV                          179
   6,300   RMC Group, plc                                    57
           Construction Materials
  86,640   Shell Transport & Trading Co., plc               598
           Integrated Oil & Gas

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO International Stock Fund
As of December 31, 2001

                                                    Value
 SHARES                                           (000's)
----------------------------------------------------------
 United Kingdom--(continued)
   7,586 Smiths Group, plc                        $    75
         Industrial Conglomerates
  19,100 TI Automotives, LTD. (Illiquid)+               0
         Automotives
  43,365 Unilever, plc                                353
         Household Products
 313,455 Vodafone Group, plc                          818
         Integrated Telecommunications Services
  17,920 WPP Group, plc                               197
         Advertising
                                                  -------
 TOTAL COMMON STOCKS (cost $21,181)                25,283
                                                  -------
 TOTAL INVESTMENTS (total cost
  $21,181)--99.3%                                  25,283
 Domestic Cash                                        246
 Foreign Cash                                          36
 Other Assets, less Liabilities                       (91)
                                                  -------
                                                      191
                                                  -------
 NET ASSETS                                       $25,474
                                                  =======

*  Security traded on NYSE and valued in US Dollars.
+ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer." The total cost of such securities is $107,577 and the total value is $82,708 or .33% of net assets.

                                                                 Percent of
Industry Diversification                                         Net Assets
---------------------------------------------------------------------------
Banks                                                               18.4%
Pharmaceuticals                                                     10.4
Integrated Telecommunications Services                               9.2
Integrated Oil & Gas                                                 8.0
Food Retail                                                          6.7
Multi-Line Insurance                                                 6.1
Electrical Components & Equipment                                    4.1
Office Services & Supplies                                           3.6
Brewers                                                              2.8
Electric Utilities                                                   2.5
Automobile Manufacturers                                             2.4
Semiconductors                                                       2.3
Publishing & Printing                                                2.3
Real Estate Investment Trust                                         1.9
Health Care Supplies                                                 1.7
Movies & Entertainment                                               1.7
Household Products                                                   1.4
Diversified Chemicals                                                1.3
Industrial Machinery                                                 1.3
Consumer Electronics                                                 1.2
Construction Materials                                               1.2
Diversified Financial Services                                       1.1
Wireless Telecommunications Service                                  1.0
Other                                                                6.7
                                                                    ----
                                                                    99.3%
                                                                    ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO Balanced Fund
December 31, 2001


[PHOTO] Rex Bentley  [PHOTO] Michael Hughes  [PHOTO] Lynette D. Sagvold

In 2001, the SAFECO Balanced Fund returned less than a 60/40 split of the Russell 1000 Value and Lehman Govt/Corp. Indexes (which delivered .05%); but more than -3.73%, the return of a 60/40 mix of the S&P 500 and the Govt/Corp. Index. While the equity portion of the portfolio outperformed both the S&P 500 and the Russell 1000 Value Index, the fixed income portion underperformed.

The majority of the bond portfolio's underperformance was due to adopting a defensive posture in the third quarter. Positioned for a weak economy, we had a large overweighting in U.S. Agency securities and a corresponding underweighting in corporate bonds. That worked well until the first week in November, when the stock market rallied at the expense of more-conservative bonds, i.e. of the type we were holding. We have since positioned for recovery. We are now overweighted in premium mortgage-backed securities and corporate bonds. We also decreased duration (sensitivity to changes in interest rates) to protect against the possibility of higher interest rates, and adopted a more barbelled maturity profile in anticipation of a flatter U.S. Treasury yield curve (a graphic depiction of yields from short to long maturities).

Our focus on share price and dividend yield helped our equity portfolio hold up against the broad market. Our outperformance against the Russell 1000 Value Index was due to stock selection, rather than sector weightings. Our "picks" that performed well for the year included Abbott Laboratories, Johnson & Johnson, Bank of America, IBM, Microsoft, Praxair and Northrop Grumman.

As the market traded down in the third quarter, our choices in financial services, consumer discretionary and producer durables did well. For example, Gillette and McDonald's held up as they sell low-ticket items. Washington Mutual and Equity Residential Properties benefited from the Fed's rate cutting, and Northrop Grumman climbed on expectations for increased defense spending.

Going into the fourth quarter, we continued making incremental changes to better position the portfolio for an economic upturn. We increased weightings in cyclical sectors and took a position in Alcoa. Conversely we reduced finance, a sector that is less sensitive to the economy. When the dramatic rally began, the Balanced Fund's equities participated, but given the size and speed of the advance, not quite to the extent we would have liked. Indeed, the Technology and Materials & Processing stocks to which we'd been adding dominated the list of best performing stocks in the fourth quarter. Some of our more economically sensitive financial stocks, such as Citigroup and American Express were also strong performers.

For the year, it was gratifying to see the merits of value investing proven anew. Looking forward, we are pleased with the way the portfolio is positioned. Consistent with our value strategy, the equity portfolio's forward price-earnings ratio was 16.9 compared to 18.6 for the Russell 1000 Value on December 31.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Report From the Fund Managers
SAFECO Balanced Fund
December 31, 2001


While we think that the US economy will begin to recover soon, we do not expect the recovery to be particularly robust. We believe that our stocks, bonds and sector weightings reflect this and we expect the portfolio to participate in the recovery.

Rex Bentley  Michael Hughes  Lynette D. Sagvold

Rex Bentley, has a MBA from Brigham Young University, and is a Chartered Financial Analyst. He has more than 20 years of investment experience.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

Performance Overview & Highlights
SAFECO Balanced Fund

                              [PERFORMANCE GRAPH]


NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the                                      Since
periods ended June 30, 2001            Six Month      1 Year   5 year Inception
-------------------------------------------------------------------------------
SAFECO Balanced Fund                     (0.29)%       6.81%    8.20%    7.67%
60% S&P 500/40% Lehman Brothers
  Gov't/Corp. Index                      (3.73)%       9.37%   11.64%    9.96%
60% Russell 1000 Value/40%
  Lehman Brothers Gov't/Corp. Index       0.05 %       9.63%   11.92%   10.09%
S&P 500 Index                           (11.88)%     (10.70)%   14.48%  12.20%
Lipper, Inc. (Balanced Funds)            (4.39)%      (7.78)%    9.96%    N/A
*  Graph and average return comparison begins January 31, 1996, inceptino date of the Fund. Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO

Balanced Fund  $15,487

S&P 500 Index  $19,766

60% S&P 500/40% Lehman Brothers

Gov't Corp. Index $17,696

60% Russell 1000 value/40% Lehman
Brothers Gov't Corp. Index $17,836

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                           60% S&P
                                           40% Leh brthrs        60% Rsl 1000 Value
        Date               No Load         Gov't/Corp.           40% Lehman Bthrs Gv't Corp      S&P 500
     1/31/1996              10,000             10,000                  10,000                      10,000
     2/29/1996               9,950              9,971                   9,960                      10,093
     3/31/1996              10,017              9,996                  10,030                      10,190
     4/30/1996              10,077             10,060                  10,027                      10,340
     5/31/1996              10,218             10,213                  10,098                      10,607
     6/30/1996              10,345             10,289                  10,155                      10,647
     7/31/1996              10,112             10,016                   9,927                      10,177
     8/31/1996              10,243             10,135                  10,090                      10,392
     9/30/1996              10,599             10,555                  10,405                      10,976
    10/31/1996              10,813             10,829                  10,747                      11,279
    11/30/1996              11,272             11,415                  11,306                      12,131
    12/31/1996              11,140             11,225                  11,169                      11,890
     1/31/1997              11,473             11,675                  11,516                      12,633
     2/28/1997              11,567             11,743                  11,634                      12,732
     3/31/1997              11,163             11,381                  11,315                      12,210
     4/30/1997              11,414             11,877                  11,679                      12,938
     5/31/1997              11,896             12,388                  12,140                      13,725
     6/30/1997              12,209             12,807                  12,532                      14,340
     7/31/1997              12,905             13,620                  13,288                      15,480
     8/31/1997              12,420             13,051                  12,920                      14,614
     9/30/1997              12,760             13,598                  13,509                      15,414
    10/31/1997              12,621             13,360                  13,323                      14,900
    11/30/1997              12,834             13,796                  13,740                      15,589
    12/31/1997              12,993             14,004                  14,058                      15,856
     1/31/1998              13,083             14,172                  13,986                      16,031
     2/28/1998              13,654             14,856                  14,612                      17,187
     3/31/1998              13,964             15,398                  15,241                      18,066
     4/30/1998              13,885             15,530                  15,336                      18,248
     5/31/1998              13,761             15,391                  15,226                      17,935
     6/30/1998              13,806             15,875                  15,408                      18,663
     7/31/1998              13,500             15,760                  15,223                      18,465
     8/31/1998              12,593             14,251                  13,745                      15,798
     9/30/1998              13,275             14,995                  14,397                      16,810
    10/31/1998              13,983             15,780                  15,097                      18,176
    11/30/1998              14,417             16,469                  15,603                      19,277
    12/31/1998              14,626             17,147                  15,979                      20,387
     1/31/1999              14,638             17,694                  16,102                      21,240
     2/28/1999              14,183             17,180                  15,827                      20,580
     3/31/1999              14,388             17,698                  16,079                      21,403
     4/30/1999              15,026             18,208                  17,139                      22,232
     5/31/1999              15,014             17,842                  16,954                      21,707
     6/30/1999              15,287             18,550                  17,291                      22,912
     7/31/1999              14,984             18,108                  16,912                      22,196
     8/31/1999              14,633             18,038                  16,458                      22,086
     9/30/1999              14,296             17,718                  16,094                      21,481
    10/31/1999              14,723             18,546                  16,754                      22,840
    11/30/1999              14,699             18,822                  16,658                      23,306
    12/31/1999              14,779             19,616                  16,686                      24,678
     1/31/2000              14,191             18,871                  16,297                      23,438
     2/29/2000              13,565             18,665                  15,504                      22,994
     3/31/2000              14,596             20,085                  16,872                      25,244
     4/30/2000              14,571             19,604                  16,709                      24,482
     5/31/2000              14,659             19,298                  16,829                      23,979
     6/30/2000              14,584             19,753                  16,385                      24,571
     7/31/2000              14,444             19,577                  16,580                      24,188
     8/31/2000              14,762             20,550                  17,292                      25,691
     9/30/2000              14,578             19,755                  17,423                      24,335
    10/31/2000              15,038             19,726                  17,757                      24,232
    11/30/2000              14,846             18,668                  17,379                      22,321
    12/31/2000              15,531             18,838                  18,089                      22,431
     1/31/2001              15,506             19,406                  18,228                      23,227
     2/28/2001              15,248             18,192                  17,930                      21,109
     3/31/2001              15,050             17,415                  17,517                      19,772
     4/30/2001              15,322             18,295                  18,062                      21,308
     5/31/2001              15,595             18,412                  18,376                      21,451
     6/30/2001              15,340             18,126                  18,117                      20,929
     7/31/2001              15,510             18,141                  18,230                      20,723
     8/31/2001              15,288             17,436                  17,802                      19,426
     9/30/2001              14,908             16,548                  17,009                      17,857
    10/31/2001              14,974             16,900                  17,061                      18,198
    11/30/2001              15,368             17,640                  17,606                      19,594
    12/31/2001              15,487             17,696                  17,836                      19,766

 TOP FIVE INDUSTRIES                        Percent of
 (Common Stocks)                            Net Assets
------------------------------------------------------
 Banks                                           7%
 Integrated Telecommunications Services          6
 Diversified Financial Services                  6
 Integrated Oil & Gas                            5
 Pharmaceuticals                                 4
                                            Percent of
 TOP TEN STOCK HOLDINGS                     Net Assets
------------------------------------------------------
 Citigroup, Inc.                               2.0%
 (Diversified Financial Services)
 Hartford Financial Services Group, Inc.       1.9
 (Multi-Line Insurance)
 American International Group, Inc.            1.8
 (Multi-Line Insurance)
 Exxon Mobil Corp.                             1.8
 (Integrated Oil & Gas)
 Washington Mutual, Inc.                       1.8
 (Banks)
 ALLTEL Corp.                                  1.6
 (Integrated Telecommunications Services)
 J.P. Morgan Chase & Co.                       1.6
 (Diversified Financial Services)
 SBC Communications, Inc.                      1.6
 (Integrated Telecom. Services)
 Verizon Communications                        1.5
 (Integrated Telecom. Services)
 Duke Energy Corp.                             1.5
 (Electric Utilities)

TOP FIVE PURCHASES
(Common Stocks)
For the Year Ended                                Cost
December 31, 2001                              (000's)
------------------------------------------------------
Duke Energy Corp.                                 $279
Citigroup, Inc.                                    227
Conoco, Inc.                                       220
AOL Time Warner, Inc.                              196
American Express Co.                               187

TOP FIVE SALES
(Common Stocks)
For the Year Ended                            Proceeds
December 31, 2001                              (000's)
------------------------------------------------------
Diebold, Inc.                                     $284
Halliburton Co.                                    212
Bristol-Meyers Squibb Co.                          209
Dover Corp.                                        192
Praxair, Inc.                                      189

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------
                                  [PIE CHART]
1 Large - Common Stocks:       ($4 Bil. and above)        60.2%
2 Mortgage Backed Securities:                             16.4%
3 Corporate Bonds:                                        12.8%
4 U.S. Government Securities:                              4.5%
5 Cash & Other:                                            1.7%
6 Asset Backed Securities:                                 2.8%
7 Medium - Common Stocks:      ($1.5 Bil. - $4 Bil.)       0.9%
8 Small - Common Stocks:       (Less than $1.5 Bil.)       0.7%

Portfolio of Investments
SAFECO Balanced Fund
As of December 31, 2001

                                                      Value
 SHARES OR PRINCIPAL AMOUNT                         (000's)
-----------------------------------------------------------
 COMMON STOCKS--61.8%

 Aerospace & Defense--0.7%
    1,200   Northrop Grumman Corp.                  $   121

 Air Freight & Couriers--1.3%
    4,500   United Parcel Service, Inc. (Class B)       245

 Aluminum--0.3%
    1,700   Alcoa, Inc.                                  60

 Banks--6.8%
    3,800   Bank of America Corp.                       239
    6,400   KeyCorp                                     156
   12,820   U.S. Bancorp                                268
    9,950   Washington Mutual, Inc.                     325
    6,200   Wells Fargo & Co.                           269

 Brewers--1.0%
    4,200   Anheuser-Busch Companies, Inc.              190

 Computer Hardware--0.7%
    1,100   International Business Machines Corp.       133

 Computer Storage & Peripherals--0.4%
    4,600 * EMC Corp.                                    62

 Data Processing Services--0.7%
    2,300   Automatic Data Processing, Inc.             135

 Department Stores--1.4%
    7,150   May Department Stores Co.                   264

 Diversified Chemicals--1.0%
    4,100   Du Pont (E.I.) de Nemours & Co.             174

 Diversified Financial Services--6.0%
    4,700   American Express Co.                        168
    7,300   Citigroup, Inc.                             369
    3,300   Federal National Mortgage Association       262
    8,300   J.P. Morgan Chase & Co.                     302

 Drug Retail--1.0%
    5,900   CVS Corp.                                   175

 Electric Utilities--1.5%
    7,100   Duke Energy Corp.                           279

 Food Retail--0.8%
    7,100 * Kroger Co.                                  148

 Gas Utilities--0.7%
    2,800   El Paso Corp.                               125

 General Merchandise Stores--0.9%
    3,800 * Costco Wholesale Corp.                      169

 Household Products--1.4%
    3,200   Procter & Gamble Co.                        253

 Industrial Conglomerates--1.7%
    3,500   General Electric Co.                        140
    3,000   Tyco International, Ltd.                    177

 Industrial Gases--1.5%
    4,800   Praxair, Inc.                               265

 Industrial Machinery--0.8%
    3,500   Ingersoll-Rand Co.                          146

 Integrated Oil & Gas--5.2%
    2,800   ChevronTexaco Corp.                         251
    7,700   Conoco, Inc.                                218
    8,376   Exxon Mobil Corp.                           329
    3,100   Royal Dutch Petroleum Co. (ADR)             152

 Integrated Telecommunications Services--6.0%
    4,900   ALLTEL Corp.                                302
    4,100   CenturyTel, Inc.                            135
    6,400   Qwest Communications International, Inc.     90
    7,600   SBC Communications, Inc.                    298
    6,014   Verizon Communications                      285

 IT Consulting & Services--0.6%
    1,700   Electronic Data Systems Corp.               117

 Movies & Entertainment--1.7%
    4,400 * AOL Time Warner, Inc.                       141
    8,400   Walt Disney Co.                             174

 Multi-Line Insurance--3.7%
    4,200   American International Group, Inc.          334
    5,500   Hartford Financial Services Group, Inc.     346

 Multi-Utilities--1.4%
   11,100   NiSource, Inc.                              256

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Balanced Fund
As of December 31, 2001


                                                                    Value
 SHARES OR PRINCIPAL AMOUNT                                       (000's)
-------------------------------------------------------------------------
 Networking Equipment--0.4%
    4,000 * Cisco Systems, Inc.                                   $    72

 Oil & Gas Equipment & Services--0.7%
    2,500   Schlumberger, Ltd.                                        137

 Personal Products--1.4%
    7,800   Gillette Co.                                              261

 Pharmaceuticals--3.8%
    3,200   Abbott Laboratories                                       178
    2,800   American Home Products Corp.                              172
    2,100   Johnson & Johnson                                         124
    2,000   Merck & Co., Inc.                                         118
    3,100   Schering-Plough Corp.                                     111

 Publishing & Printing--1.2%
    3,400   Gannett Co., Inc.                                         229

 Real Estate Investment Trust--2.3%
    4,000   Equity Residential Properties Trus                        115
    4,300   First Industrial Realty Trust, Inc.                       134
    5,800   Liberty Property Trust                                    173

 Restaurants--1.0%
    7,000   McDonald's Corp.                                          185

 Semiconductor Equipment--0.6%
    3,400   Intel Corp.                                               107

 Semiconductors--0.3%
    2,200   Texas Instruments, Inc.                                    62

 Systems Software--0.6%
    1,700 * Microsoft Corp.                                           113

 Telecommunications Equipment--0.3%
    6,900   Corning, Inc.                                              62
                                                                  -------
 TOTAL COMMON STOCKS (cost $10,518)                                11,400
                                                                  -------

 CORPORATE BONDS--12.8%
 Air Freight & Couriers--0.3%
 $ 60,000   Federal Express Corp.                                      63
             6.625%, due 2/12/04

 Airlines--0.9%
 $ 65,000   Delta Air Lines, Inc.                                      63
            7.11%, due 9/18/11
  119,189   United Air Lines                                          114
            7.783%, due 1/01/14

 Alternative Carriers--0.3%
   65,000 # Sprint Capital Corp. (144A)                                64
            6.00%, due 1/15/07 (acquired 10/30/01)

 Auto Parts & Equipment--0.3%
   65,000   Delphi Automotive Systems Corp. 6.55%, due 5/15/06         65

 Banks--0.4%
   65,000   Wachovia Corp. 4.95%, due 11/01/06                         64

 Broadcasting & Cable TV--0.4%
   65,000   Comcast Cable Corp. 6.375%, due 1/30/06                    66

 Canadian Provinces--0.7%
  135,000   British Columbia (Province of) 5.375%, due 10/29/08       134

 Computer Hardware--0.4%
   70,000   Hewlett-Packard Co.                                        69
            5.75%, due 2/15/06

 Consumer Finance--1.3%
   95,000   American General Finance Corp. 5.875%, due 7/14/06         96
   65,000   Boeing Capital Corp. 5.75% due 2/15/07                     65
   65,000   Household Finance Corp. 7.875%, due 3/01/07                70

 Diversified Chemicals--0.6%
  105,000   Dow Chemical Co. 5.75%, due 12/15/08                      105

 Diversified Financial Services--2.3%
   75,000   Credit Suisse First Boston-                                73
            USA, Inc.
            6.125%, due 11/15/11
  125,000 # Erac USA Finance Co. 8.00%, due 1/15/11                   126
            (144A) (acquired 1/09/01)

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Balanced Fund
As of December 31, 2001

                                                                   Value
 SHARES OR PRINCIPAL AMOUNT                                      (000's)
------------------------------------------------------------------------
 Diversified Financial Services--(continued)
 $ 70,000   Ford Motor Credit Co. 7.25%, due 10/25/11             $   68
   70,000   John Hancock Financial Services, Inc.                     69
            5.625% due 12/01/08
   80,000   Lehman Brothers Holdings, Inc. 6.25%, due 4/01/03         83

 Electric Utilities--1.0%
   75,000   Avista Corp.                                              75
            7.75%, due 1/01/07
   70,000   National Rural Utilities Cooperative Finance Corp.        71
            5.25%, due 7/15/04
   40,000 # Peco Energy Co. (144A)                                    39
            5.95%, due 11/01/11 (acquired 10/24/01)

 General Merchandise Stores--0.3%
   60,000   Sears Roebuck & Co. 6.25%, due 1/15/04                    62

 Integrated Oil & Gas--0.7%
   65,000   Pemex Project Funding Master Trust                        69
            9.125%, due 10/13/10
   55,000   USX Corp.                                                 57
            6.85%, due 3/01/08

 Integrated Telecommunications Services--1.5%
  130,000   Qwest Communications International, Inc.                 127
            7.25%, due 2/15/11
   85,000 # Verizon Wireless, Inc. (144A) 5.375%, due 12/15/06        85
            (acquired 12/12/01)
   65,000   Worldcom, Inc.                                            69
            8.00%, due 5/15/06

 Oil & Gas Equipment & Services--0.3%
   50,000   Kinder Morgan Energy Partners 6.75%, due 3/15/11          50

 Trucking--0.7%
  125,000   Hertz Corp.                                              128
            7.00%, due 7/01/04

 Wireless Telecommunications Services--0.4%
   70,000 TCI Communications, Inc. 8.65%, due 9/15/04                 75
                                                                  ------
 TOTAL CORPORATE BONDS (cost $2,359)                               2,364
                                                                  ------
 ASSET BACKED SECURITIES--2.8%

 Consumer Finance--0.7%
  135,000 World Omni Auto Receivables Trust 4.49%, due               135
          8/20/08

 Diversified Financial Services--0.7%
  125,000 CNH Equipment Trust 7.34%, due 2/15/07                     132

 Electric Utilities--0.9%
  170,000 ComEd Transitional Funding Trust 5.63%, due                173
          6/25/09

 Motorcycle Manufacturers--0.5%
   79,375 Harley Davidson Eaglemark Motorcycle Trust                  81
          7.07%, due 11/15/04
                                                                  ------
 TOTAL ASSET BACKED SECURITIES
  (cost $506)                                                        521
                                                                  ------
 MORTGAGE BACKED SECURITIES--16.4%

 Collateral Mortgage Obligation (CMO)--1.0%
  179,028 6.50%, due 2/14/41                                         185

 Federal National Mortgage Association (FNMA)--13.1%
  238,429 6.00%, due 1/01/29                                         235
  112,098 6.00%, due 9/01/29                                         110
  122,553 6.50%, due 1/01/15                                         125
  255,058 6.50%, due 2/01/31                                         256
   38,471 6.50%, due 5/01/31                                          39
   98,529 6.50%, due 6/01/31                                          99
  267,637 6.50%, due 7/01/29                                         269
  125,746 7.00%, due 3/01/12                                         131
  118,692 8.00%, due 10/01/30                                        124
  106,721 8.00%, due 2/01/29                                         113
   97,468 8.00%, due 2/01/30                                         102
  560,000 8.00%, due 3/01/31                                         588
   88,179 8.00%, due 4/01/20                                          93
   42,944 8.00%, due 4/01/30                                          45
   40,909 8.00%, due 5/01/31                                          43
   44,493 8.00%, due 7/01/30                                          47

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Balanced Fund
As of December 31, 2001


                                                                      Value
 SHARES                                                               (000's)
-----------------------------------------------------------------------------
 Government National Mortgage Association (GNMA)--2.3%
 $ 17,724 6.00%, due 4/15/14                                          $    18
  102,595 6.00%, due 8/15/13                                              104
  166,565 7.00%, due 4/15/28                                              170
   40,266 7.00%, due 8/15/28                                               41
   80,139 7.75%, due 11/15/29                                              83
                                                                      -------
 TOTAL MORTGAGE BACKED SECURITIES (cost $2,960)                         3,020
                                                                      -------
 U.S. GOVERNMENT OBLIGATIONS--4.5%
 Federal National Mortgage Association (FNMA)--3.7%
  655,000 6.625%, due 11/15/30                                            685

 U.S. Federal Agency Notes--0.8%
  140,000 5.75%, due 2/15/08                                              143
                                                                      -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $833)                            828
                                                                      -------
 CASH EQUIVALENTS--2.1%

 Investment Companies
  386,689 AIM Short-Term Investments Co. Liquid Assets Money Market       387
          Portfolio (Institutional Shares)
                                                                      -------
 TOTAL CASH EQUIVALENTS (cost $387)                                       387
                                                                      -------
 TOTAL INVESTMENTS (total cost $17,563)--100.4%                        18,520

 Other Assets, less Liabilities                                           (72)
                                                                      -------
 NET ASSETS                                                           $18,448
                                                                      =======

 ---------------
 *  Non-income producing security.
 # Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $315,000 and the total value is $314,000 or 1.70% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Report From the Fund Manager
SAFECO Small Company Value Fund
December 31, 2001

[PHOTO] Greg Eisen

In a terrific year for small cap value stocks, the SAFECO Small Company Value Fund outperformed the asset class. The Fund came in nearly 23% ahead of the Russell 2000 Value Index's 14.02% return for 2001. In fact, the Fund stayed ahead of the index the entire year. We had very low exposure to technology in the first three quarters when that sector was simply abysmal, thus the Fund experienced a low level of earnings disappointments and stock "blow-ups."

For the year, low P/E stocks outperformed high P/E and non-earnings stocks, and we were concentrated in the former. Some of our best-performing names did well by virtue of a defensive nature. For example, in retail stocks, I stuck with Regis Corp because, historically, salon industry sales--and hair--continue to grow during economic recessions. Landauer, the radiation monitoring business, was set to grow earnings this year regardless of the economy. It did and paid a sizable dividend as well.

While a safe haven in the first three quarters of 2001, the financial services sector was among the poorest in the final quarter gaining "only" in the single digits. Still, financial services stocks continue to be the largest sector within the Fund and its benchmark index.

In the fourth quarter, in a reversal of the full year's trend, stocks with higher price/earnings valuations in the Russell 2000 Value Index, as well as the non-earning companies, performed best. The Fund was successful in surpassing its benchmark index, which was up 16.72%, for the quarter, in part because our technology stocks were big winners. Though only about 7% of net assets were invested in technology, the sector was the best performing sector in the fourth quarter.

In part, the fourth quarter rally was a retracing of the losses following 9/11, yet the market continued upward through the end of the year, seemingly forecasting an end to the recession in the middle of 2002. To that end I am increasing the Fund's exposure to stocks that will benefit from the cyclical recovery. For example, the Fund is already overweight in Transportation stocks, which tend to be early cycle performers and I am looking for opportunities to add basic industry exposure, as well as more capital goods companies. On the whole, I will continue to look for good businesses at cheap valuations across the small cap spectrum.

Greg Eisen

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

Performance Overview & Highlights
SAFECO Small Company Value Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the                                    Since
periods ended December 31, 2001                   1 Year    5 year  Inception*
-------------------------------------------------------------------------------
SAFECO Small Company Value Fund                   18.20%     3.82%     7.19%
Russell 2000 Index                                 2.49%     7.52%     9.26%
Russell 2000 Value Index                          14.03%    11.21%    12.90%
Lipper, Inc. (Small-Cap Value Funds)              16.39%    11.81%      N/A
*Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO

Small Company Value Fund  $15,078

Russell 2000 Index        $16,759

Russell 2000 Value Index  $20,507

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                      Small Company
       Date            Value Fund           Rsl 2000          Rsl 2000 Value
       ----           -------------         --------          --------------
     1/31/1996            10,000             10,000               10,000
     2/29/1996            10,150             10,312               10,157
     3/31/1996            10,490             10,522               10,370
     4/30/1996            11,550             11,085               10,653
     5/31/1996            12,350             11,522               10,923
     6/30/1996            12,030             11,049               10,794
     7/31/1996            11,220             10,084               10,220
     8/31/1996            11,910             10,670               10,663
     9/30/1996            12,183             11,087               10,954
    10/31/1996            12,162             10,916               11,081
    11/30/1996            12,024             11,366               11,678
    12/31/1996            12,501             11,664               12,057
     1/31/1997            12,606             11,897               12,242
     2/28/1997            12,342             11,608               12,358
     3/31/1997            11,918             11,060               12,027
     4/30/1997            11,675             11,091               12,204
     5/31/1997            12,786             12,326               13,175
     6/30/1997            13,464             12,854               13,842
     7/31/1997            14,385             13,452               14,423
     8/31/1997            14,670             13,760               14,652
     9/30/1997            16,121             14,767               15,626
    10/31/1997            15,538             14,119               15,201
    11/30/1997            15,443             14,027               15,368
    12/31/1997            15,423             14,273               15,889
     1/31/1998            15,325             14,047               15,601
     2/28/1998            16,886             15,085               16,545
     3/31/1998            18,458             15,707               17,216
     4/30/1998            19,119             15,793               17,301
     5/31/1998            18,078             14,942               16,688
     6/30/1998            17,677             14,973               16,594
     7/31/1998            15,640             13,761               15,294
     8/31/1998            11,120             11,088               12,899
     9/30/1998            11,673             11,956               13,627
    10/31/1998            11,413             12,444               14,032
    11/30/1998            11,586             13,096               14,412
    12/31/1998            12,096             13,907               14,864
     1/31/1999            12,453             14,092               14,526
     2/28/1999            11,684             12,951               13,535
     3/31/1999            11,044             13,153               13,423
     4/30/1999            10,936             14,331               14,648
     5/31/1999            10,979             14,540               15,099
     6/30/1999            11,229             15,197               15,645
     7/31/1999            11,424             14,781               15,274
     8/31/1999            10,817             14,234               14,716
     9/30/1999            10,860             14,237               14,422
    10/31/1999            10,903             14,295               14,133
    11/30/1999            12,432             15,149               14,206
    12/31/1999            13,797             16,864               14,643
     1/31/2000            13,201             16,592               14,260
     2/29/2000            14,263             19,331               15,131
     3/31/2000            14,534             18,058               15,202
     4/30/2000            13,938             16,970               15,292
     5/31/2000            12,865             15,981               15,059
     6/30/2000            13,515             17,375               15,499
     7/31/2000            12,995             16,815               16,015
     8/31/2000            14,036             18,098               16,731
     9/30/2000            13,613             17,566               16,636
    10/31/2000            12,562             16,783               16,577
    11/30/2000            11,792             15,059               16,240
    12/31/2000            12,757             16,353               17,985
     1/31/2001            14,339             17,205               18,481
     2/28/2001            13,613             16,076               18,456
     3/31/2001            13,071             15,290               18,160
     4/30/2001            14,036             16,486               19,000
     5/31/2001            14,252             16,891               19,489
     6/30/2001            14,784             17,474               20,284
     7/31/2001            14,187             16,529               19,818
     8/31/2001            13,981             15,995               19,750
     9/30/2001            12,757             13,842               17,570
    10/31/2001            13,515             14,651               18,029
    11/30/2001            14,068             15,786               19,324
    12/31/2001            15,078             16,759               20,507

                                           Percent of
 TOP FIVE INDUSTRIES                       Net Assets
-----------------------------------------------------
 Banks                                         16%
 Real Estate Investment Trust                   9
 Diversified Commercial Services                6
 Health Care Equipment                          5
 Construction Materials                         4

                                           Percent of
 TOP TEN HOLDINGS                          Net Assets
-----------------------------------------------------
 MCSi, Inc.                                   3.5%
 (Computer Storage & Peripherals)
 Regis Corp.                                  3.3
 (Specialty Stores)
 Florida Rock Industries, Inc.                3.2
 (Construction Materials)
 Hooper Holmes, Inc.                          3.0
 (Health Care Distributors & Services)
 Rent-Way, Inc.                               2.8
 (Diversified Financial Services)
 Elcor Corp.                                  2.7
 (Building Products)
 Macatawa Bank Corp.                          2.7
 (Banks)
 First Industrial Realty Trust, Inc.          2.7
 (Real Estate Investment Trust)
 Forward Air Corp.                            2.6
 (Air Freight & Couriers)
 FBR Asset Investment Corp.                   2.5
 (Real Estate Investment Trust)

TOP FIVE PURCHASES                       Cost
For the Year Ended December 31, 2001    (000's)
-----------------------------------------------
iShares Russell 2000 Index Fund          $3,366
iShares Russell 2000 Value Index Fund     2,082
MCSi, Inc.                                1,409
Florida Rock Industries, Inc.             1,203
Hamilton Bancorp, Inc.                    1,056

TOP FIVE SALES                         Proceeds
For the Year Ended December 31, 2001    (000's)
-----------------------------------------------
iShares Russell 2000 Index Fund          $3,260
iShares Russell 2000 Value Index Fund     2,080
World Fuel Services Corp.                 1,383
Astec Industries, Inc.                    1,256
Rollins Truck Leasing Corp.               1,196

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                                 [PIE CHART]

  Small Cap - Common Stocks (Under $1 Bil.)
    a) Large (Over $750 Mil.):                    36.1%
    b) Medium ($250 Mil. - $750 Mil.):            31.4%
    c) Small (Under $250 Mil.):                   24.4%
  Mid-Cap - Common Stocks: ($1 Bil. - $4 Bil.)     5.3%
  Preferred Stock:                                 1.5%
  Cash & Other:                                    1.3%

Portfolio of Investments
SAFECO Small Company Value Fund
As of December 31, 2001

                                                       Value
 SHARES OR PRINCIPAL AMOUNT                          (000's)
------------------------------------------------------------
 COMMON STOCKS--97.2%

 Aerospace & Defense--1.2%
  18,800 *  United Defense Industries, Inc.          $   396

 Air Freight & Couriers--2.6%
  24,400 *  Forward Air Corp.                            828

 Auto Parts & Equipment--2.2%
  31,200    Federal Signal Corp.                         695

 Banks--15.9%
  16,100    Alabama National BanCorp                     543
  51,000 *  BankUnited Financial Corp. (Class A)         757
  17,000    BostonFed Bancorp, Inc.                      410
  46,485    Camco Financial Corp.                        590
  48,800    Colonial BancGroup, Inc.                     688
  37,642 *  Hanmi Financial Corp.                        546
  44,600    Macatawa Bank Corp.                          859
  25,150 *  Pacific Union Bank                           259
  20,600    Riggs National Corp.                         288
   5,830    Southern Financial Bancorp, Inc.             154

 Biotechnology--1.0%
  58,150 *  Paradigm Genetics, Inc.                      331

 Building Products--2.7%
  31,000    Elcor Corp.                                  862

 Casinos & Gaming--1.6%
  62,800 *  Mikohn Gaming Corp.                          502

 Catalog Retail--2.2%
  29,100 *  Insight Enterprises, Inc.                    716

 Computer Storage & Peripherals--3.5%
  47,600 *  MCSi, Inc.                                 1,116

 Construction Materials--4.2%
  27,650    Florida Rock Industries, Inc.              1,011
   7,000    Martin Marietta Materials, Inc.              326

 Consumer Finance--1.2%
  45,300    Cash America International, Inc.             385

 Diversified Commercial Services--5.6%
  11,400 *  DeVry, Inc.                                  324
 186,950 *+ International Aircraft Investors, Inc.       288
  18,500 *  ITT Educational Services, Inc.               682
  14,900    Landauer, Inc.                               504

 Diversified Financial Services--2.8%
 150,200 * Rent-Way, Inc.                                900

 Diversified Metals & Mining--2.5%
  28,300   Precision Castparts Corp.                     799

 Health Care Distributors & Services--3.0%
 107,600   Hooper Holmes, Inc.                           963

 Health Care Equipment--4.8%
  26,000 * INAMED Corp.                                  782
  29,100 * SonoSite, Inc.                                748

 Health Care Facilities--2.0%
  21,100 * Province Healthcare Co.                       651

 Housewares & Specialties--2.0%
  18,400   Lancaster Colony Corp.                        653

 Integrated Oil & Gas--1.6%
  26,600   World Fuel Services Corp.                     487

 Internet Software & Services--1.5%
  15,800 * Websense, Inc.                                507

 Life & Health Insurance--2.4%
  16,200   StanCorp Financial Group, Inc.                765

 Marine--2.0%
  46,000   Nordic American Tanker Shipping, Ltd.         637

 Metal & Glass Containers--0.3%
   8,600 * Owens-Illinois, Inc.                           86

 Networking Equipment--2.0%
  22,300 * Anixter International, Inc.                   647

 Oil & Gas Drilling--1.1%
  14,700 * Patterson-UTI Energy, Inc.                    343

 Property & Casualty Insurance--3.1%
  26,700   First American Corp.                          500
  17,000   LandAmerica Financial Group, Inc.             488

 Real Estate Investment Trust--8.9%
  13,100   Alexandria Real Estate Equities, Inc.         538
  16,400   Camden Property Trust                         602
  29,000   FBR Asset Investment Corp.                    815
  27,400   First Industrial Realty Trust, Inc.           852

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Small Company Value Fund
As of December 31, 2001


                                                                        Value
 SHARES OR PRINCIPAL AMOUNT                                           (000's)
-----------------------------------------------------------------------------
 Restaurants--0.0%
  14,000 * BRIAZZ, Inc.                                               $    14

 Specialty Stores--3.3%
  41,200   Regis Corp.                                                  1,062

 Steel--2.0%
  46,400   Schnitzer Steel Industries, Inc.                               633

 Telecommunications Equipment--2.0%
  25,400 * Plantronics, Inc.                                              651

 Tobacco--2.5%
  22,000   Universal Corp.                                                801

 Trucking--3.5%
  25,700 * Arkansas Best Corp.                                            741
   5,100 * Landstar System, Inc.                                          370
                                                                      -------
 TOTAL COMMON STOCKS (cost $27,315)                                    31,095
                                                                      -------
 PREFERRED STOCKS--1.5%

 Electric Utilities--1.5%
   4,000   Massachusetts Electric Co.                                     269
   4,800   PSI Energy, Inc.                                                83
   2,000   Virginia Electric & Power Co. Callable 4/23/01 @ $101.00       135
                                                                      -------
 TOTAL PREFERRED STOCKS (cost $524)                                       487
                                                                      -------

 CASH EQUIVALENTS--1.2%

 Investment Companies
 371,626 AIM Short-Term Investments Co. Liquid Assets Money Market
         Portfolio (Institutional Shares)                                 372
                                                                      -------
 TOTAL CASH EQUIVALENTS (cost $372)                                       372
                                                                      -------
 TOTAL INVESTMENTS (total cost $28,211)--99.9%                         31,954

 Other Assets, less Liabilities                                            32
                                                                      -------
 NET ASSETS                                                           $31,986
                                                                      =======

 *  Non-income producing security.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). The cost of such security is $1,799,000.

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Report From the Fund Managers
SAFECO U.S. Value Fund
December 31, 2001

[PHOTO] Rex Bentley  [PHOTO] Lynette D. Sagvold

The SAFECO U.S. Value Fund's attention to price and dividend yield helped it mitigate losses in what proved to be a very difficult year for large cap stocks. While we were not able to provide positive returns for our shareholders, we were able to offer some refuge. In 2001, the SAFECO U.S. Value Fund outperformed both the broad stock market, as represented by the S&P 500, and the value universe in which it invests. The Russell 1000 Value Index declined 5.59%, while the S&P 500 Index declined 11.88%.

While valuation made the difference between the Fund and the broad market, the outperformance against the Russell 1000 Value Index was due to stock selection, rather than sector weightings. Our "picks" that performed well for the year included Abbott Labs, Johnson & Johnson, Bank of America, IBM, Microsoft, Praxair and Northrop Grumman.

In the third quarter downdraft, the Fund's outperformance was due to our choices in financial services, consumer discretionary and producer durables. For example, Gillette and McDonald's held up well as they sell low-ticket items. Washington Mutual and Equity Residential Properties benefited from the Fed's rate cutting. Northrop Grumman benefited by expectations for increased defense spending.

In the third quarter, we exited Hewlett Packard. We think the proposed merger with Compaq Computer lessens its attractiveness. We left Nortel when its prospects fell further than we had anticipated and swapped Dover for General Electric because we thought GE's valuation was more attractive than it had been in two years. We took other new positions at prices we liked in Automatic Data Processing, which has a long history of consistent double-digit earnings growth; EMC Corporation, a leader in the rapidly growing storage technology business; and El Paso Energy.

We continued making incremental changes to better position the portfolio for an economic upturn into the fourth quarter. We increased weightings in cyclical sectors and took a position in Alcoa. Conversely, we reduced our health care and utilities weightings, sectors that are less sensitive to the economy. Shortly thereafter, a dramatic shift occurred. The SAFECO U.S. Value Fund participated in the rally, but given the size and speed of the advance, not quite to the extent we would have liked. Indeed, the technology and materials & processing stocks to which we'd been adding dominated the list of best performing stocks in the fourth quarter. Some of our more economically sensitive financial stocks, such as Citigroup and American Express were also strong performers.

Washington Mutual--after contributing throughout the year--declined in the fourth quarter as short-term investors took profits and management guided expectations downward. We continue to hold it as we think Washington Mutual's potential is solid and its low valuation is fleeting. Indeed, we continue to

Report From the Fund Managers
SAFECO U.S. Value Fund
December 31, 2001


favor traditional value fare--financial stocks, including insurers, as well as telephone companies and utilities for their potential and their resiliency.

Consistent with its value strategy, the Fund's forward price-earnings ratio was
16.9 compared to 18.6 for the Russell 1000 Value Index on December 31. The portfolio was invested in 60 stocks with an average market capitalization of $82 billion, which is somewhat higher than the Russell 1000 Value Index's $64 billion average market capitalization.

While the year 2001 was disappointing in several ways, it has been gratifying to see the merits of value investing proven anew and to have had our portfolio outperform. Going forward we are focused toward better times. While we do not expect the U.S. economic recovery to be particularly robust, we believe the Fund is positioned to participate.

Rex Bentley  Lynette D. Sagvold

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO U.S. Value Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS

-----------------------------------------------------------------------------
Average Annual Total Return for the                             Since
periods ended December 31, 2001                  1 Year       Inception*
-----------------------------------------------------------------------------
SAFECO U.S. Value Fund                          (4.78)%         6.47%
S&P 500 Index                                  (11.88)%        12.20%
Russell 1000 Value Index                        (5.59)%        10.38%
Lipper, Inc. (Large-Cap Value Funds)            (6.68)%          N/A
*Graph and average annual return comparison begins April 30, 1997, inception date of the Fund.
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-----------------------------------------------------------------------------

Investment Values:

SAFECO

U.S. Value Fund $13,402

S&P 500 Index   $15,277

Russell 1000 Value Index $15,863

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                              Russell 1000
         Date         U.S. Value Fund       S&P 500           Value Index
         ----         ---------------       -------           ------------
       4/30/97            10,000             10,000             10,000
       5/31/97            10,670             10,608             10,559
       6/30/97            11,053             11,083             11,012
       7/31/97            11,915             11,965             11,840
       8/31/97            11,283             11,295             11,418
       9/30/97            11,669             11,914             12,108
      10/31/97            11,307             11,516             11,770
      11/30/97            11,599             12,049             12,290
      12/31/97            11,750             12,256             12,649
       1/31/98            11,760             12,391             12,470
       2/28/98            12,621             13,284             13,310
       3/31/98            13,095             13,964             14,124
       4/30/98            12,905             14,104             14,218
       5/31/98            12,632             13,862             14,008
       6/30/98            12,615             14,425             14,187
       7/31/98            12,150             14,272             13,937
       8/31/98            10,662             12,210             11,863
       9/30/98            11,380             12,993             12,543
      10/31/98            12,375             14,048             13,515
      11/30/98            12,999             14,900             14,145
      12/31/98            13,231             15,758             14,626
       1/31/99            13,242             16,417             14,743
       2/28/99            12,799             15,907             14,535
       3/31/99            13,042             16,543             14,836
       4/30/99            13,996             17,184             16,221
       5/31/99            14,118             16,778             16,043
       6/30/99            14,593             17,709             16,509
       7/31/99            14,182             17,156             16,025
       8/31/99            13,681             17,071             15,431
       9/30/99            13,105             16,603             14,892
      10/31/99            13,708             17,653             15,749
      11/30/99            13,674             18,013             15,625
      12/31/99            13,912             19,074             15,701
       1/31/00            13,027             18,115             15,189
       2/29/00            12,014             17,773             14,060
       3/31/00            13,398             19,511             15,776
       4/30/00            13,375             18,922             15,592
       5/31/00            13,550             18,534             15,756
       6/30/00            13,248             18,991             15,037
       7/31/00            13,002             18,696             15,225
       8/31/00            13,330             19,857             16,072
       9/30/00            13,037             18,809             16,219
      10/31/00            13,659             18,729             16,618
      11/30/00            13,272             17,253             16,001
      12/31/00            14,076             17,337             16,802
       1/31/01            13,923             17,953             16,867
       2/28/01            13,440             16,316             16,398
       3/31/01            13,096             15,282             15,818
       4/30/01            13,557             16,470             16,594
       5/31/01            13,911             16,580             16,967
       6/30/01            13,501             16,176             16,590
       7/31/01            13,572             16,017             16,555
       8/31/01            13,170             15,014             15,892
       9/30/01            12,580             13,802             14,774
      10/31/01            12,485             14,066             14,647
      11/30/01            13,186             15,144             15,498
      12/31/01            13,402             15,277             15,863

                                            Percent of
 TOP FIVE INDUSTRIES                        Net Assets
 -----------------------------------------------------
 Banks                                          11%
 Integrated Telecommunications Services         10
 Diversified Financial Services                  9
 Integrated Oil & Gas                            8
 Pharmaceuticals                                 6

                                            Percent of
 TOP TEN HOLDINGS                           Net Assets
 -----------------------------------------------------
Citigroup, Inc.                               3.1%
  (Diversified Financial Services)
 Hartford Financial Services Group, Inc.       2.9
  (Multi-Line Insurance)
 American International Group, Inc.            2.9
  (Multi-Line Insurance)
 Exxon Mobil Corp.                             2.8
  (Integrated Oil & Gas)
 Washington Mutual, Inc.                       2.7
  (Banks)
 ALLTEL Corp.                                  2.6
  (Integrated Telecommunications Services)
 J.P. Morgan Chase & Co.                       2.6
  (Diversified Financial Services)
 SBC Communications, Inc.                      2.5
  (Integrated Telecommunications Services)
 Verizon Communications                        2.4
  (Integrated Telecommunications Services)
 Duke Energy Corp.                             2.4
  (Electric Utilities)

TOP FIVE PURCHASES                            Cost
For the Year Ended December 31, 2001        (000's)
------------------------------------------------------
Duke Energy Corp.                             $220
Citigroup, Inc.                                174
Conoco, Inc.                                   161
AOL Time Warner, Inc.                          155
SBC Communications, Inc.                       147

TOP FIVE SALES                              Proceeds
For the Year Ended December 31, 2001         (000's)
------------------------------------------------------
Diebold, Inc.                                 $222
Electronic Data Systems Corp.                  207
Halliburton Co.                                165
Bristol-Meyers Squibb Co.                      165
ConAgra, Inc.                                  163

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                       [PIE CHART]

Large - Common Stocks: ($4 Bil. and above)        94.4%
Cash & Other:                                      3.0%
Medium - Common Stocks: ($1 Bil. - $4 Bil.)        1.4%
Small - Common Stocks: (Less than $1.5 Bil.)       1.2%

Portfolio of Investments
SAFECO U.S. Value Fund
As of December 31, 2001


                                                     Value
 SHARES OR PRINCIPAL AMOUNT                        (000's)
----------------------------------------------------------
 COMMON STOCK--97.0%

 Aerospace & Defense--1.0%
     900   Northrop Grumman Corp.                  $   91

 Air Freight & Couriers--2.3%
   3,900   United Parcel Service, Inc. (Class B)      213

 Aluminum--0.5%
   1,400   Alcoa, Inc.                                 50

 Banks--10.7%
   3,000   Bank of America Corp.                      189
   5,000   KeyCorp                                    122
  10,090   U.S. Bancorp                               211
   7,750   Washington Mutual, Inc.                    253
   5,000   Wells Fargo & Co.                          217

 Brewers--1.7%
   3,400   Anheuser-Busch Companies, Inc.             154

 Computer Hardware--1.0%
     800   International Business Machines Corp.       97

 Computer Storage & Peripherals--0.5%
   3,600 * EMC Corp.                                   48

 Data Processing Services--1.1%
   1,800   Automatic Data Processing, Inc.            106

 Department Stores--2.2%
   5,550   May Department Stores Co.                  205

 Diversified Chemicals--1.5%
   3,300   Du Pont (E.I.) de Nemours & Co.            140

 Diversified Financial Services--9.4%
   3,700   American Express Co.                       132
   5,700   Citigroup, Inc.                            288
   2,700   Federal National Mortgage Association      215
   6,600   J.P. Morgan Chase & Co.                    240

 Drug Retail--1.5%
   4,600   CVS Corp.                                  136

 Electric Utilities--2.4%
   5,600   Duke Energy Corp.                          220

 Food Retail--1.3%
   5,800 * Kroger Corp.                               121

 Gas Utilities--1.1%
   2,200   El Paso Corp.                               98

 General Merchandise Stores--1.5%
   3,100 * Costco Wholesale Corp.                     138

 Household Products--2.1%
   2,500   Procter & Gamble Co.                       198

 Industrial Conglomerates--2.7%
   2,700   General Electric Co.                       108
   2,400   Tyco International, Ltd.                   141

 Industrial Gases--1.7%
   2,900   Praxair, Inc.                              160

 Industrial Machinery--1.3%
   2,800   Ingersoll-Rand Co.                         117

 Integrated Oil & Gas--8.2%
   2,400   ChevronTexaco Corp.                        215
   5,700   Conoco, Inc.                               161
   6,528   Exxon Mobil Corp.                          257
   2,500   Royal Dutch Petroleum Co. (ADR)            123

 Integrated Telecommunications Services--9.5%
   3,900   ALLTEL Corp.                               241
   3,300   CenturyTel, Inc.                           108
   5,000   Qwest Communications International, Inc.    71
   6,000   SBC Communications, Inc.                   235
   4,748   Verizon Communications                     225

 IT Consulting & Services--1.0%
   1,400   Electronic Data Systems Corp.               96

 Movies & Entertainment--2.7%
   3,500 * AOL Time Warner, Inc.                      112
   6,600   Walt Disney Co.                            137

 Multi-Line Insurance--5.8%
   3,363   American International Group, Inc.         267
   4,300   Hartford Financial Services Group, Inc.    270

 Multi-Utilities--2.2%
   8,700   NiSource, Inc.                             201

 Networking Equipment--0.6%
   3,300 * Cisco Systems, Inc.                         60

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO U.S. Value Fund
As of December 31, 2001

                                                  Value
 SHARES OR PRINCIPAL AMOUNT                     (000's)
-------------------------------------------------------
 Oil & Gas Equipment & Services--1.2%
   2,000 Schlumberger, Ltd.                     $  110

 Personal Products--2.2%
   6,100 Gillette Co.                              204

 Pharmaceuticals--6.0%
   2,500 Abbott Laboratories                       139
   2,300 American Home Products Corp.              141
   1,600 Johnson & Johnson                          95
   1,600 Merck & Co., Inc.                          94
   2,400 Schering-Plough Corp.                      86

 Publishing & Printing--2.0%
   2,700 Gannett Co., Inc.                         181

 Real Estate Investment Trust--3.6%
   3,200 Equity Residential Properties Trust        92
   3,700 First Industrial Realty Trust, Inc.       115
   4,300 Liberty Property Trust                    128

 Restaurants--1.5%
   5,400 McDonald's Corp.                          143

 Semiconductor Equipment--1.0%
   2,800 Intel Corp.                                88

 Semiconductors--0.5%
   1,800   Texas Instruments, Inc.                  50

 Systems Software--1.0%
   1,400 * Microsoft Corp.                          93

 Telecommunications Equipment--0.5%
   5,400   Corning, Inc.                            48
                                                ------

 TOTAL COMMON STOCKS (cost $8,209)               8,994
                                                ------

 CASH EQUIVALENTS--2.9%

 Investment Companies
 264,501   AIM Short-Term Investments Co.          264
           Liquid Assets Money Market
           Portfolio (Institutional Shares)
                                                ------
 TOTAL CASH EQUIVALENTS (cost $264)                264
                                                ------
 TOTAL INVESTMENTS (total cost
  $8,473)--99.9%                                 9,258
 Other Assets, less Liabilities                     12
                                                ------
 NET ASSETS                                     $9,270
                                                ======

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Small Company Growth Fund
December 31, 2001



[PHOTO] Timothy M. Kelly

Since its inception October 31, 2001 through year end, the SAFECO Small Company Growth Fund has returned 13.10%. The Fund participated in the fourth quarter rebound in equities, which was most evident in smaller cap securities. Small cap growth stocks, led by technology, turned out to be one of the best performing areas of the stock market. By year-end, the Russell 2000 Index had outperformed the large cap S&P 500 for a third consecutive calendar year.

The mood of the investment environment was conspicuously more upbeat in the fourth quarter than in prior months as investors questioned whether the third-quarter sell-off had been overdone. Despite poor earnings and mixed economic data, many perceived that the flight to safety had created bargains in small cap growth stocks. As a result upward price movements in some software and semiconductor stocks were in excess of 100% over the fourth quarter. Remarkably robust consumer spending assisted the rally, encouraged by mortgage refinancing, lower energy prices, aggressive sales promotions, and positive developments in Afghanistan.

The Fund benefited from the tech rally. One of our top contributors was assurance software provider Micromuse Inc., named one of Business Week's "Top 100 Technology Firms." Semiconductor firms Genesis Microchip, which makes chips used in flat panel monitors and Marvell Technology Group were other strong contributors.

The Fund's performance was somewhat muted by its more defensive holdings in consumer discretionary, and in health care service providers. Although Triad Hospitals and First Health Group are less tied to economic swings, these stocks sold off as investors rotated into more cyclical names. Given a market which the Fund's managers believe has reacted quickly to a potential bottoming of the economy, the Fund continues to overweight health care providers and services industry and has been selectively taking profits in technology. As well, we have broadened the portfolio into other sectors such as media, which also have leverage to an eventual economic recovery.

We believe the outlook for small caps is encouraging. In general they have greater sensitivity to economic recovery and, historically, they have outperformed early in a recovery. As well, the low interest rate environment is a boon to smaller firms as they tend to be more sensitive to borrowing costs than larger firms. We also note that small caps could also benefit from increasing fund flows into the sector. If investors rebalance into areas which have outperformed, as small caps have for last three years, this would be supportive of the asset class. Finally, with a rosier economic outlook investors may be comfortable taking on additional risk to pursue the higher return potential associated with smaller companies.

We think the pace of the economic recovery will be gradual, and may disappoint many. Nevertheless, our investment strategy should benefit from many themes currently evident in the market. We remain committed to intense fundamental research, and dedicated to capturing returns from quality, growth stocks while remaining sensitive to valuations.

Timothy M. Kelly

Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO Small Company Growth Fund. Timothy M. Kelly, CFA, is a Managing Director of the sub-advisor, which he has been associated with since 1995, and is primarily responsible for the day-to-day management of the Fund. Mr. Kelly manages or co-manages other accounts of the sub-advisor or its clients.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Small Company Growth Fund

NO-LOAD CLASS

-------------------------------------------------
  Total Return for the                Since
  period ended December 31, 2001    Inception*
----------------------------------------------
  SAFECO Small Company Growth Fund    13.10%

 * Total return begins October 31, 2001,
  inception date of the Fund (not
  annualized).
 Performance does not reflect the
 deduction for taxes that a shareholder
 would pay on Fund distributions or the
 redemption of Fund shares.
-------------------------------------------------

                                   Percent of
 TOP FIVE INDUSTRIES               Net Assets
---------------------------------------------
 Semiconductor Equipment                   8%
 Health Care Facilities                    8
 Systems Software                          7
 Pharmaceuticals                           7
 Health Care Equipment                     6

                                   Percent of
 TOP TEN HOLDINGS                  Net Assets
---------------------------------------------
 National-Oilwell, Inc.                  3.2%
  (Oil & Gas Equipment & Services)
 Triad Hospitals, Inc.                   3.1
  (Health Care Facilities)
 UTStarcom, Inc.                         3.0
  (Telecommunications Equipment)
 Artisan Components, Inc.                2.8
  (Semiconductor Equipment)
 Renal Care Group, Inc.                  2.8
  (Health Care Facilities)
 SeaChange International, Inc.           2.7
  (Systems Software)
 Alliance Data Systems Corp.             2.7
  (Data Processing Services)
 Varian Medical Systems, Inc.            2.5
  (Health Care Equipment)
 Concurrent Computer Corp.               2.3
  (Computer Storage & Peripherals)
 Pharmaceutical Resources, Inc.          2.1
  (Pharmaceuticals)

TOP FIVE PURCHASES                          Cost
For the Period Ended December 31, 2001   (000's)
------------------------------------------------
Triad Hospitals, Inc.                       $170
National-Oilwell, Inc.                       165
Renal Care Group, Inc.                       158
School Specialty, Inc.                       155
Transkaryotic Therapies, Inc.                152

TOP FIVE SALES                          Proceeds
For the Period Ended December 31, 2001   (000's)
------------------------------------------------
School Specialty, Inc.                      $115
InVision Technologies, Inc.                  102
Genesco, Inc.                                 96
WatchGuard Technologies, Inc.                 91
Microsemi Corp.                               80

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                        [PIE CHART]

  Small - Common Stocks: (Less than $1.5 Bil.)    61.2%
  Cash & Other:                                    5.4%
  Large - Common Stocks: ($4 Bil. and above)       1.2%
  Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)   32.2%

Portfolio of Investments
SAFECO Small Company Growth Fund
As of December 31, 2001


                                                             Value
 SHARES OR PRINCIPAL AMOUNT                                (000's)
------------------------------------------------------------------
 COMMON STOCKS--94.6%

 Air Freight & Couriers--0.7%
   2,700 * EGL, Inc.                                       $    38

 Apparel Retail--2.3%
   2,000 * Abercrombie & Fitch Co.                              53
   5,000   Foot Locker, Inc.                                    78

 Application Software--4.0%
   2,500 * NetIQ Corp.                                          88
   1,400 * THQ, Inc.                                            68
   4,500 * Vastera, Inc.                                        75

 Auto Parts & Equipment--1.2%
   7,000 * CSK Auto Corp                                        70

 Banks--1.2%
   1,800   Commerce Bancorp, Inc.                               71

 Biotechnology--3.5%
   3,500 * Applied Molecular Evolution, Inc.                    43
   1,200 * Neurocrine Biosciences, Inc.                         62
   2,200 * Transkaryotic Therapies, Inc.                        94

 Broadcasting & Cable TV--2.2%
   1,000 * Entercom Communications Corp.                        50
   3,000 * Hispanic Broadcasting Corp.                          76

 Computer Storage & Peripherals--3.2%
   9,000 * Concurrent Computer Corp.                           134
   5,000 * OTG Software, Inc.                                   50

 Consumer Electronics--0.8%
   3,400 * InterTAN, Inc.                                       43

 Data Processing Services--3.9%
   8,000 * Alliance Data Systems Corp.                         153
   1,400 * ChoicePoint, Inc.                                    71

 Distributors--1.9%
   3,500   Advanced Marketing Services, Inc.                    64
   4,000 * NuCo2, Inc.                                          48

 Diversified Commercial Services--1.1%
   2,500 * SkillSoft Corp.                                      65

 Diversified Financial Services--2.4%
   1,200 * Federal Agricultural Mortgage Corp.                  49
   3,500 * McDATA Corp. (Class B)                               88

 Drug Retail--1.9%
   3,500   Duane Reade, Inc.                                   106

 Electronic Equipment & Instruments--1.4%
   3,000   EDO Corp.                                            79

 Health Care Distributors & Services--0.8%
  10,600 * Curon Medical, Inc.                                  47

 Health Care Equipment--6.1%
   2,500 * Conceptus, Inc.                                      59
   2,500 * Med-Design Corp.                                     49
   3,500 * OraSure Technologies, Inc.                           43
   9,000 * ORATEC Interventions, Inc.                           58
   2,000 * Varian Medical Systems, Inc.                        143

 Health Care Facilities--8.2%
   2,000 * Province Healthcare Co.                              62
   5,000 * Renal Care Group, Inc.                              160
   6,000 * Triad Hospitals, Inc.                               176
   6,000 * VCA Antech, Inc.                                     73

 Health Care Supplies--1.2%
   4,000 * Wright Medical Group, Inc.                           72

 Hotels--1.0%
   1,200   Four Seasons Hotels, Inc.                            56

 Internet Software & Services--2.6%
   3,500 * Agile Software Corp.                                 60
   9,000 * Fidelity National Information Solutions, Inc.        92

 IT Consulting & Services--1.6%
   5,500 * KPMG Consulting, Inc.                                91

 Life & Health Insurance--2.5%
   1,600 * First Health Group Corp.                             40
   5,500   Scottish Annuity & Life Holdings, Ltd.              106

 Managed Health Care--1.6%
   8,000 *   Humana, Inc.                                       94

 Metal & Glass Containers--1.2%
   1,000   Ball Corp.                                           71

 Networking Equipment--2.8%
   3,500 *   NetScreen Technologies, Inc.                       77
   7,000 *   ONI Systems Corp.                                  44
   2,500 *   Riverstone Networks, Inc.                          42

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Small Company Growth Fund
As of December 31, 2001

                                                                       Value
 SHARES OR PRINCIPAL AMOUNT                                          (000's)
----------------------------------------------------------------------------
 Oil & Gas Equipment & Services--4.0%
    1,800 * Cal Dive International, Inc.                              $   44
    9,000 * National-Oilwell, Inc.                                       185

 Pharmaceuticals--7.0%
    4,500 * American Pharmaceutical Partners, Inc.                        94
    1,200 * Axcan Pharma, Inc.                                            17
    1,800 * Cubist Pharmaceuticals, Inc.                                  65
    1,600 * CV Therapeutics, Inc.                                         83
      600 * OSI Pharmaceuticals, Inc.                                     27
    3,500 * Pharmaceutical Resources, Inc.                               118

 Semiconductor Equipment--8.2%
   10,300 * Artisan Components, Inc.                                     163
      400 * Genesis Microchip, Inc.                                       26
    2,500 * Integrated Circuit Systems, Inc.                              56
   17,500 * Manufacturers' Services, Ltd.                                109
    2,000 * Marvell Technology Group, Ltd.                                72
    5,500 * Mattson Technology, Inc.                                      48

 Semiconductors--0.6%
    1,600 * Power Integrations, Inc.                                      37

 Specialty Chemicals--1.0%
    1,400   Valspar Corp.                                                 55

 Systems Software--7.3%
    7,000 * Legato Systems, Inc.                                          91
    5,000 * Micromuse, Inc.                                               75
    4,500 * Nuance Communications, Inc.                                   41
    5,600 * Per-Se Technologies, Inc.                                     60
    4,500 * SeaChange International, Inc.                                154

 Telecommunications Equipment--4.4%
    2,500 * SpectraLink Corp.                                             43
    1,400 * Triton PCS Holdings, Inc. (Class A)                           41
    6,000 * UTStarcom, Inc.                                              171

 Trucking--0.8%
    1,200 * Roadway Corp.                                                 44
                                                                     -------
 TOTAL COMMON STOCKS (cost $4,792)                                     5,450
                                                                     -------
 CASH EQUIVALENTS--4.6%

 Investment Companies
 267,240 AIM Short-Term Investments Co. Liquid Assets Money Market
         Portfolio (Institutional Shares)                            $   267
                                                                     -------
 TOTAL CASH EQUIVALENTS (cost $267)                                      267
                                                                     -------
 TOTAL INVESTMENTS (total cost
  $5,059)--99.2%                                                       5,717
 Other Assets, less Liabilities                                           46
                                                                     -------
 NET ASSETS                                                          $ 5,763
                                                                     =======

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO U.S. Growth Fund
December 31, 2001



[PHOTO]   Seth A. Reidner
[PHOTO]   Mary Bersot

From its inception on October 31 through December 31, 2001, the SAFECO U.S. Growth Fund has returned 6.4%. In that time and led by technology, stocks staged an impressive rally; despite the fact that most broad measures of economic activity showed the economy was still struggling. Consumer discretionary stocks, including retail and banking, posted solid returns as consumer spending fell less than anticipated (and less than in previous recessions). Traditionally defensive areas delivered mixed results: Consumer staples were modestly positive, while telecommunications services and pharmaceuticals were negative.

We are surprised by the degree that investors seem willing to look through the weakness and embrace more aggressive stocks. Twice during 2001 stocks rallied on hopes for a recovery, only to fall below their previous levels as expectations were not met. We think growth for most sectors will likely be sluggish for some time and that valuations of more aggressive sectors appear out of line with their fundamentals. Our goal is to purchase stocks at attractive prices, thus we anticipate becoming more aggressive buyers when prices more appropriately reflect the current environment.

At present, we're maintaining a more defensive approach and remain underweight in cyclical stocks, including technology, relative to the Russell 1000 Growth Index. We are overweight in the more defensive sectors of healthcare and consumer staples, which from our bottom-up perspective have greater certainty in regard to upcoming earnings. In other sectors, we are identifying companies we believe will be leaders in their respective markets once the broader economy stabilizes.

In general, we continue to focus on companies that we expect to grow earnings regardless of the economic backdrop. For example, we like Pfizer as its expected earnings are higher than the industry average. It has a strong and growing product portfolio and a formidable sales force. Insurance is another area we expect to do well. We think the market for insurance is better than it has been in 15 years. Rates are rising dramatically as a result of September 11, with terms and conditions improving as well. We think American International Group is positioned to take full advantage of the improvements and to continue to deliver consistent earnings growth.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Report From the Fund Managers
SAFECO U.S. Growth Fund
December 31, 2001


We continue to search for companies with strong competitive advantages that should enable them to deliver strong earnings growth in a slower economic environment. We believe economic growth will stabilize, albeit likely below trend line, sometime in 2002. Should economic weakness persist, we believe investors will likely pay a premium for consistent growth stocks. We think a preference for quality bodes well for the large cap growth companies that populate the SAFECO U.S. Growth Fund.

Seth A. Reicher     Mary Bersot

Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO U.S. Growth Fund. Seth A. Reicher, CFA and Mary Bersot, CFA, are primarily responsible for the day-to-day management of the Fund. Mr. Reicher is a Managing Director of the sub-advisor, which he has been associated with since 1993. Ms. Bersot is a Managing Director of the sub-advisor, which she has been associated with since 1999. From 1990 to 1999, she worked for McMorgan & Co. as a Senior Vice President managing the Taft Hartley Funds as well as a balanced mutual fund. Mr. Reicher and Ms. Bersot manage or co-manage other accounts of the sub-advisor or its clients.

Performance Overview & Highlights
SAFECO U.S. Growth Fund



NO-LOAD CLASS

---------------------------------------------------------------
  Total Return for the                              Since
  period ended December 31, 2001                  Inception*
---------------------------------------------------------------
  SAFECO U.S. Growth Fund                           6.40%
 * Total return begins October 31, 2001,
   inception date of the Fund (not annualized).
 Performance does not reflect the deduction for
 taxes that a shareholder would pay on Fund
 distributions or the redemption of Fund shares.
---------------------------------------------------------------

                                     Percent of
 TOP FIVE INDUSTRIES                 Net Assets
------------------------------------------------
 Pharmaceuticals                              23%
 Industrial Conglomerates                     11
 Systems Software                              8
 Semiconductor Equipment                       5
 Biotechnology                                 5


                                     Percent of
 TOP TEN HOLDINGS                    Net Assets
------------------------------------------------
 Pfizer, Inc.                                7.2%
  (Pharmaceuticals)
 General Electric Co.                        7.1
  (Industrial Conglomerates)
 Microsoft Corp.                             6.4
  (Systems Software)
 Tyco International, Ltd.                    4.2
  (Industrial Conglomerates)
 Intel Corp.                                 3.7
  (Semiconductor Equipment)
 American International Group, Inc.          3.6
  (Multi-Line Insurance)
 Wal-Mart Stores, Inc.                       3.0
  (General Merchandise Stores)
 Johnson & Johnson                           2.7
  (Pharmaceuticals)
 Cisco Systems, Inc.                         2.6
  (Networking Equipment)
 Amgen, Inc.                                 2.5
  (Biotechnology)

TOP FIVE PURCHASES
For the Period Ended December 31,             Cost
2001                                       (000's)
--------------------------------------------------
Pfizer, Inc.                                  $423
General Electric Co.                           362
Microsoft Corp.                                322
Tyco International, Ltd.                       203
American International Group, Inc.             198

TOP FIVE SALES                            Proceeds
For the Period Ended December 31, 2001     (000's)
--------------------------------------------------
Amgen, Inc.                                    $25
Cisco Systems, Inc.                             22
QUALCOMM, Inc.                                  17
Qwest Communications International, Inc.        15
Compaq Computer Corp.                           12

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                               [PIE CHART]

Large - Common Stocks: ($4 Bil. and above)       96.1%
Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)     1.0%
Cash & Other:                                     2.9%

SAFECO MUTUAL FUNDS                                              1-800-624-5711

Portfolio of Investments
SAFECO U.S. Growth Fund
As of December 31, 2001

                                                       Value
SHARES OR PRINCIPAL AMOUNT                           (000's)
------------------------------------------------------------
COMMON STOCKS--97.1%

Aerospace & Defense--1.1%
     400   General Dynamics Corp.                       $ 32
     450   United Technologies Corp.                      29

Air Freight & Couriers--0.9%
     900   United Parcel Service, Inc. (Class B)          49

Application Software--1.3%
     600 * Check Point Software Technologies, Ltd.        24
     800 * Siebel Systems, Inc.                           22
     700 * VeriSign, Inc.                                 27

Banks--0.4%
     600   Bank of New York Co., Inc.                     24

Biotechnology--4.5%
   2,500   Amgen, Inc.                                   141
     900 * Genetech, Inc.                                 49
     800 * Human Genome Sciences, Inc.                    27
   1,300 * Millennium Pharmaceuticals, Inc.               32

Brewers--2.5%
   3,100   Anheuser-Busch Companies, Inc.                140

Broadcasting & Cable TV--1.3%
   1,400 * Comcast Corp. (Special Class A)                50
     500 * Viacom, Inc. (Class B)                         22

Computer Hardware--2.2%
   1,000   International Business Machines Corp.         121

Data Processing Services--0.5%
     500   Automatic Data Processing, Inc.                29

Diversified Commercial Services--0.5%
   1,400   IMS Health, Inc.                               27

Diversified Financial Services--3.8%
   1,500   Citigroup, Inc.                                76
   1,300   Federal National Mortgage Association         103
     300   Marsh & McLennan Cos., Inc.                    32

Drug Retail--1.2%
   2,000   Walgreen Co.                                   67

Food Distributors--0.9%
   1,900   SYSCO Corp.                                    50

Footwear--1.1%
   1,100   NIKE, Inc. (Class B)                           62

General Merchandise Stores--3.6%
     800   Target Corp.                                   33
   2,900   Wal-Mart Stores, Inc.                         167

Health Care Equipment--1.6%
   1,100   Baxter International, Inc.                     59
     800 * Waters Corp.                                   31

Home Improvement Retail--2.0%
   2,200   Home Depot, Inc.                              112

Industrial Conglomerates--11.3%
   9,800   General Electric Co.                          393
   4,000   Tyco International, Ltd.                      236

Integrated Telecommunications Services--1.5%
   1,000   Qwest Communications International, Inc.       14
     600   SBC Communications, Inc.                       24
   3,300 * WorldCom, Inc.-WorldCom Group                  46

IT Consulting & Services--0.7%
     600   Electronic Data Systems Corp.                  41

Movies & Entertainment--2.2%
   3,900 * AOL Time Warner, Inc.                         125

Multi-Line Insurance--3.6%
   2,500   American International Group, Inc.            199

Networking Equipment--2.6%
   8,000 * Cisco Systems, Inc.                           145

Oil & Gas Drilling--0.4%
     600   Transocean Sedco Forex, Inc.                   20

Oil & Gas Equipment & Services--0.5%
     500   Schlumberger, Ltd.                             27

Packaged Foods--0.7%
   1,200   Kraft Foods, Inc. (Class A)                    41

Personal Products--1.7%
   1,100   Colgate-Palmolive Co.                          64
     900   Gillette Co.                                   30

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO U.S. Growth Fund
As of December 31, 2001

________________________________________________________________________________

                                                                     Value
 SHARES OR PRINCIPAL AMOUNT                                          (000's)

----------------------------------------------------------------------------
 Pharmaceuticals--23.1%
    2,200   American Home Products Corp.                              $  135
    1,200   Bristol-Myers Squibb Co.                                      61
    1,100   Eli Lilly & Co.                                               86
    1,500   GlaxoSmithKline, plc (ADR)                                    75
    2,500   Johnson & Johnson                                            148
      900 * MedImmune, Inc.                                               42
    1,900   Merck & Co., Inc.                                            112
   10,000   Pfizer, Inc.                                                 399
    2,900   Pharmacia Corp.                                              124
    2,900   Schering-Plough Corp.                                        104

 Restaurants--0.6%
    1,800 * Starbucks Corp.                                               34

 Semiconductor Equipment--4.5%
    6,600   Intel Corp.                                                  208
      800 * Maxim Integrated Products, Inc.                               42

 Soft Drinks--3.0%
    1,400   Coca-Cola Co.                                                 66
    2,100   PepsiCo, Inc.                                                102

 Systems Software--7.7%
    5,400 * Microsoft Corp.                                              358
    2,600 * Oracle Corp.                                                  36
      800 * VERITAS Software Corp.                                        36

 Telecommunications Equipment--1.9%
    2,700   Nokia Oyj (ADR)                                               66
      800 * QUALCOMM, Inc.                                                40

 Wireless Telecommunications Services--1.7%
    2,600   Nextel Communications, Inc. (Class A)                         29
    2,500   Vodafone Group, plc (ADR)                                     64
                                                                      ------
 TOTAL COMMON STOCKS (cost $5,100)                                     5,409
                                                                      ------
 CASH EQUIVALENTS--3.1%
 Investment Companies
 174,031 AIM Short-Term Investments Co. Liquid Assets Money Market    $  174
         Portfolio (Institutional Shares)
                                                                      ------
 TOTAL CASH EQUIVALENTS (cost $174)                                      174
                                                                      ------
 TOTAL INVESTMENTS (total cost
  $5,274)--100.2%                                                      5,583
 Other Assets, less Liabilities                                          (13)
                                                                      ------
 NET ASSETS                                                           $5,570
                                                                      ======

 *  Non-income producing security.
                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Statements of Assets and Liabilities
As of December 31, 2001

                                                                       SAFECO
                                            SAFECO Growth     SAFECO Dividend
                                            Opportunities     Equity   Income
(In Thousands, Except Per-Share Amounts)             Fund       Fund     Fund
-----------------------------------------------------------------------------
 Assets
  Investments, at Cost                          $ 801,590 $  803,108 $146,620
                                                ========= ========== ========
  Investments, at Value:
    Unaffiliated Issuers                        $ 634,376 $1,122,753 $180,106
    Affiliated Issuers                            267,000          -        -
                                                --------- ---------- --------
      Total Investments at Value                  901,376  1,122,753  180,106
  Cash                                                  -          -        -
  Collateral for Securities Loaned, at Fair
   Value                                          185,315      8,697    5,783
  Receivables:
    Investment Securities Sold                          -          -        -
    Trust Shares Sold                               9,914      6,325       81
    Dividends and Interest                             43        685      440
    Forward Currency Contracts Open, Net                -          -        -
    From Advisor                                        -         11        -
    Other                                               -          -        -
  Deferred Offering Costs                               -          -        -
                                                --------- ---------- --------
   Total Assets                                 1,096,648  1,138,471  186,410
 Liabilities
 Payables:
   Investment Securities Purchased                 12,802          -        -
   Trust Shares Redeemed                           13,200      7,716      326
   Notes Payable                                    7,205          -        -
   Payable Upon Return of Securities Loaned       185,315      8,697    5,783
   Dividends                                            -         90       89
   Investment Advisory Fees                           440        596      103
   Accrued Expenses                                   217        240       50
                                                --------- ---------- --------
     Total Liabilities                            219,179     17,339    6,351
                                                --------- ---------- --------
 Net Assets                                     $ 877,469 $1,121,132 $180,059
                                                ========= ========== ========
   No-Load Class:
     Net Assets                                 $ 829,052 $1,083,035 $177,920
     Trust Shares Outstanding                      30,421     58,405    9,454
                                                --------- ---------- --------
     Net Asset Value, Offering Price, and
      Redemption Price Per Share                $   27.25 $    18.54 $  18.82
                                                ========= ========== ========
   Class A:
     Net Assets                                 $  33,877 $   21,519 $    882
     Trust Shares Outstanding                       1,257      1,159       47
                                                --------- ---------- --------
     Net Asset Value and Redemption Price Per
      Share                                     $   26.96 $    18.56 $  18.91
                                                ========= ========== ========
     Maximum Offering Price Per Share (Net
      Asset Value Plus Sales Charge of 5.75%)   $   28.60 $    19.69 $  20.06
                                                ========= ========== ========
   Class B:
     Net Assets                                 $  14,346 $   16,423 $  1,160
     Trust Shares Outstanding                         555        902       61
                                                --------- ---------- --------
     Net Asset Value and Offering Price Per
      Share                                     $   25.87 $    18.20 $  18.95
                                                ========= ========== ========
   Class C:
     Net Assets                                 $     194 $      155 $     97
     Trust Shares Outstanding                           7          9        5
                                                --------- ---------- --------
     Net Asset Value and Offering Price Per
      Share                                     $   25.85 $    18.22 $  18.99
                                                ========= ========== ========
-----------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001,
    Unlimited Shares Authorized)                $ 793,294 $  831,547 $147,334
   Distributable Earnings                          84,175    289,585   32,725
                                                --------- ---------- --------
 Net Assets                                     $ 877,469 $1,121,132 $180,059
                                                ========= ========== ========
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                 SAFECO         SAFECO    SAFECO        SAFECO
                                                              Northwest  International  Balanced Small Company
(In Thousands, Except Per-Share Amounts)                           Fund     Stock Fund      Fund    Value Fund
--------------------------------------------------------------------------------------------------------------
 Assets
  Investments, at Cost                                          $82,194        $21,181   $17,563       $28,211
                                                                =======        =======   =======       =======
  Investments, at Value:
    Unaffiliated Issuers                                        $96,470        $25,283   $18,520       $31,666
    Affiliated Issuers                                                -              -         -           288
                                                                -------        -------   -------       -------
      Total Investments at Value                                 96,470         25,283    18,520        31,954
  Cash                                                                -            282         -             -
  Collateral for Securities Loaned, at Fair
   Value                                                         18,963              -     3,408         6,706
  Receivables:
    Investment Securities Sold                                        -              -         -             -
    Trust Shares Sold                                               240             67        13           273
    Dividends and Interest                                           34             72        88            83
    Forward Currency Contracts Open, Net                              -             39         -             -
    From Advisor                                                      5             19        17            17
    Other                                                             -             12         -             -
  Deferred Offering Costs                                             -              -         -             -
                                                                -------        -------   -------       -------
   Total Assets                                                 115,712         25,774    22,046        39,033
 Liabilities
 Payables:
   Investment Securities Purchased                                    -              -         -             -
   Trust Shares Redeemed                                            374             92       109           283
   Notes Payable                                                      -              -         -             -
   Payable Upon Return of Securities Loaned                      18,963              -     3,408         6,706
   Dividends                                                          -            178        44            10
   Investment Advisory Fees                                          55             21        11            20
   Accrued Expenses                                                  36              9        26            28
                                                                -------        -------   -------       -------
     Total Liabilities                                           19,428            300     3,598         7,047
                                                                -------        -------   -------       -------
 Net Assets                                                     $96,284        $25,474   $18,448       $31,986
                                                                =======        =======   =======       =======
   No-Load Class:
     Net Assets                                                 $85,290        $23,398   $14,736       $29,643
     Trust Shares Outstanding                                     4,522          2,219     1,260         2,151
                                                                -------        -------   -------       -------
     Net Asset Value, Offering Price, and
      Redemption Price Per Share                                $ 18.86        $ 10.54   $ 11.69       $ 13.78
                                                                =======        =======   =======       =======
   Class A:
     Net Assets                                                 $ 5,141        $   969   $ 1,733       $ 1,009
     Trust Shares Outstanding                                       277             93       148            74
                                                                -------        -------   -------       -------
     Net Asset Value and Redemption Price Per
      Share                                                     $ 18.54        $ 10.45   $ 11.73       $ 13.57
                                                                =======        =======   =======       =======
     Maximum Offering Price Per Share (Net
      Asset Value Plus Sales Charge of 5.75                     $ 19.67        $ 11.09   $ 12.45       $ 14.40
                                                                =======        =======   =======       =======
   Class B:
     Net Assets                                                 $ 5,753        $ 1,027   $ 1,979       $ 1,334
     Trust Shares Outstanding                                       322            100       169           102
                                                                -------        -------   -------       -------
     Net Asset Value and Offering Price Per
      Share                                                     $ 17.86        $ 10.25   $ 11.71       $ 13.10
                                                                =======        =======   =======       =======
   Class C:
     Net Assets                                                 $   100        $    80         -             -
     Trust Shares Outstanding                                         6              8
                                                                -------        -------
     Net Asset Value and Offering Price Per
      Share                                                     $ 17.87        $ 10.25
                                                                =======        =======
--------------------------------------------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001,
    Unlimited Shares Authorized)                                $86,699        $27,202   $17,584       $35,876
   Distributable Earnings                                         9,585         (1,728)      864        (3,890)
                                                                -------        -------   -------       -------
 Net Assets                                                     $96,284        $25,474   $18,448       $31,986
                                                                =======        =======   =======       =======
--------------------------------------------------------------------------------------------------------------


                                                             SAFECO        SAFECO      SAFECO
                                                         U.S. Value Small Company U.S. Growth
(In Thousands, Except Per-Share Amounts)                       Fund   Growth Fund        Fund
----------------------------------------------------------------------------------------------
 Assets
  Investments, at Cost                                       $8,473       $ 5,059      $5,274
                                                             ======       =======      ======
  Investments, at Value:
    Unaffiliated Issuers                                     $9,258       $ 5,717      $5,583
    Affiliated Issuers                                            -             -           -
                                                             ------       -------      ------
      Total Investments at Value                              9,258         5,717       5,583
  Cash                                                            -             -           -
  Collateral for Securities Loaned, at Fair
   Value                                                      1,771             -           -
  Receivables:
    Investment Securities Sold                                    -           189           -
    Trust Shares Sold                                            19             1           -
    Dividends and Interest                                       15             1           5
    Forward Currency Contracts Open, Net                          -             -           -
    From Advisor                                                 12            13          13
    Other                                                         -             -           -
  Deferred Offering Costs                                         1            47          47
                                                             ------       -------      ------
   Total Assets                                              11,076         5,968       5,648
 Liabilities
 Payables:
   Investment Securities Purchased                                -           138          12
   Trust Shares Redeemed                                          -             -           -
   Notes Payable                                                  -             -           -
   Payable Upon Return of Securities Loaned                   1,771             -           -
   Dividends                                                     16             -           -
   Investment Advisory Fees                                       6             4           4
   Accrued Expenses                                              13            63          62
                                                             ------       -------      ------
     Total Liabilities                                        1,806           205          78
                                                             ------       -------      ------
 Net Assets                                                  $9,270       $ 5,763      $5,570
                                                             ======       =======      ======
   No-Load Class:
     Net Assets                                              $8,383       $ 2,367      $2,372
     Trust Shares Outstanding                                   745           209         223
                                                             ------       -------      ------
     Net Asset Value, Offering Price, and
      Redemption Price Per Share                             $11.25       $ 11.31      $10.64
                                                             ======       =======      ======
   Class A:
     Net Assets                                              $  336       $ 1,137      $1,074
     Trust Shares Outstanding                                    30           101         101
                                                             ------       -------      ------
     Net Asset Value and Redemption Price Per
      Share                                                  $11.25       $ 11.31      $10.63
                                                             ======       =======      ======
     Maximum Offering Price Per Share (Net
      Asset Value Plus Sales Charge of 5.75                  $11.94       $ 12.00      $11.28
                                                             ======       =======      ======

   Class B:
     Net Assets                                              $  551       $ 1,129      $1,062
     Trust Shares Outstanding                                    49           100         100
                                                             ------       -------      ------
     Net Asset Value and Offering Price Per
      Share                                                  $11.20       $ 11.30      $10.62
                                                             ======       =======      ======
   Class C:
     Net Assets                                                   -       $ 1,130      $1,062
     Trust Shares Outstanding                                             $   100      $  100
                                                                          -------      ------
     Net Asset Value and Offering Price Per
      Share                                                               $ 11.30      $10.62
                                                                          =======      ======
---------------------------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001,
    Unlimited Shares Authorized)                             $8,702       $ 5,102      $5,257
   Distributable Earnings                                       568           661         313
                                                             ------       -------      ------
 Net Assets                                                  $9,270       $ 5,763      $5,570
                                                             ======       =======      ======
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
For the Year Ended December 31, 2001*

                                                                        SAFECO
                                            SAFECO Growth     SAFECO  Dividend
                                            Opportunities     Equity    Income
 -(In Thousands)-                                    Fund       Fund      Fund
------------------------------------------------------------------------------
 Investment Income
   Dividends (Net of Foreign Taxes Withheld
    of $84 Thousand in the International
    Stock Fund)                                  $    538  $  16,295  $  4,731
   Interest                                         1,447      1,863       354
   Income from Securities Loaned, net                 283         42        23
   Other                                               34         47         9
                                                 --------  ---------  --------
     Total Investment Income                        2,302     18,247     5,117

 Expenses
   Investment Advisory                              4,815      7,964     1,356
   Fund Accounting and Administration                 285        390       172
   Transfer Agent--No-Load                          1,856      2,688       419
                 --Class A                             75        109         3
                 --Class B                             38         54         4
   Shareholder Service--Class A                        63         84         2
                      --Class B                        32         45         3
   Distribution       --Class B                        97        134        10
                      --Class C                         1          1         1
   Legal and Auditing                                  41         57        26
   Custodian                                           51         67        16
   Registration                                        45         40        38
   Reports to Shareholders                            158        264        33
   Trustees                                            10         13         7
   Loan Interest                                       10          -         -
   Amortization of Offering Costs                       -          -         -
   Other                                               49         92        15
                                                 --------  ---------  --------
   Total Expenses Before Expense Reimbursement      7,626     12,002     2,105
   Expense Reimbursement From Advisor--No-Load          -          -         -
                                     --Class A        (13)       (48)       (2)
                                     --Class B         (3)        (1)       (2)
                                     --Class C          -          -         -
                                                 --------  ---------  --------
     Total Expenses After Expense Reimbursement     7,610     11,953     2,101
                                                 --------  ---------  --------
 Net Investment Income (Loss)                      (5,308)     6,294     3,016

 Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currency
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers          (65,848)   (30,021)     (298)
     Investments in Affiliated Issuers             50,286          -         -
     Foreign Currency Transactions                      -          -         -
                                                 --------  ---------  --------
     Total Net Realized Gain (Loss)               (15,562)   (30,021)     (298)
   Net Change in Unrealized Appreciation
   (Depreciation)                                 151,466   (112,939)  (17,959)
                                                 --------  ---------  --------
 Net Gain (Loss) on Investments and Foreign
  Currency                                        135,904   (142,960)  (18,257)
                                                 --------  ---------  --------
 Net Change in Net Assets Resulting from
  Operations                                     $130,596  $(136,666) $(15,241)
                                                 ========  =========  ========
------------------------------------------------------------------------------

* For the Small Company Growth and U.S. Growth Funds, represents the period from October 31, 2001 (commencement of operations) to December 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                              SAFECO
                                                                                             SAFECO  SAFECO    Small  SAFECO
                                                        SAFECO         SAFECO    SAFECO       Small    U.S.  Company    U.S.
                                                     Northwest  International  Balanced     Company   Value   Growth  Growth
 -(In Thousands)-                                         Fund     Stock Fund      Fund  Value Fund    Fund     Fund    Fund
----------------------------------------------------------------------------------------------------------------------------
 Investment Income
   Dividends (Net of Foreign Taxes Withheld
    of $84 Thousand in the International
    Stock Fund)                                       $    790        $   569     $ 236     $   541   $ 192     $  1    $  9
   Interest                                                128             26       484          97      13        3       2
   Income from Securities Loaned, net                       53              -         2          17       4        -       -
   Other                                                    10              4         4           6       1        -       -
                                                      --------        -------     -----     -------   -----     ----    ----
     Total Investment Income                               981            599       726         661     210        4      11

 Expenses
   Investment Advisory                                     728            312       130         226      64        9       8
   Fund Accounting and Administration                       94             28        17          27       8        1       1
   Transfer Agent--No-Load                                 269             89        42          82      18        -       -
                 --Class A                                  18              4         6           3       1        -       -
                 --Class B                                  18              4         6           4       2        -       -
   Shareholder Service--Class A                             14              3         5           2       1        1       1
                      --Class B                             15              3         5           3       1        1       1
   Distribution       --Class B                             45              9        15           9       4        1       1
                      --Class C                              1              1         -           -       -        1       1
   Legal and Auditing                                       23             21        20          21      20       21      21
   Custodian                                                13             96         6          13       6        1       1
   Registration                                             47             46        36          36      32        -       -
   Reports to Shareholders                                  34             23         5          14       2        -       -
   Trustees                                                  7              6         6           6       6        1       -
   Loan Interest                                             -             18         -          11       -        -       -
   Amortization of Offering Costs                            -              -         -           -       4       10      10
   Other                                                    10              4         4           4       2        -       -
                                                      --------        -------     -----     -------   -----     ----    ----
   Total Expenses Before Expense Reimbursement           1,336            667       303         461     171       47      45
   Expense Reimbursement From Advisor--No-Load            (100)          (178)      (57)        (81)    (57)     (11)    (12)
                                     --Class A             (10)            (9)       (8)         (4)     (3)      (6)     (5)
                                     --Class B              (9)            (9)       (9)         (4)     (5)      (6)     (5)
                                     --Class C               -             (1)        -           -       -       (5)     (5)
                                                      --------        -------     -----     -------   -----     ----    ----
       Total Expenses After Expense Reimbursement        1,217            470       229         372     106       19      18
                                                      --------        -------     -----     -------   -----     ----    ----
 Net Investment Income (Loss)                             (236)           129       497         289     104      (15)     (7)

 Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currency
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers                (4,512)        (5,537)      312      (1,065)     39       18      11
     Investments in Affiliated Issuers                       -              -         -           -       -        -       -
     Foreign Currency Transactions                           -             35         -           -       -        -       -
                                                      --------        -------     -----     -------   -----     ----    ----
     Total Net Realized Gain (Loss)                     (4,512)        (5,502)      312      (1,065)     39       18      11
   Net Change in Unrealized Appreciation
     (Depreciation)                                     (9,041)        (2,351)     (867)      5,404    (609)     658     309
                                                      --------        -------     -----     -------   -----     ----    ----
 Net Gain (Loss) on Investments and Foreign
  Currency                                             (13,553)        (7,853)     (555)      4,339    (570)     676     320
                                                      --------        -------     -----     -------   -----     ----    ----
 Net Change in Net Assets Resulting from
  Operations                                          $(13,789)       $(7,724)    $ (58)    $ 4,628   $(466)    $661    $313
                                                      ========        =======     =====     =======   =====     ====    ====
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets


                                    SAFECO Growth           SAFECO Equity     SAFECO Dividend
                               Opportunities Fund                    Fund         Income Fund
                               ----------------------------------------------------------------
 -(In Thousands)-                 2001*      2000*       2001*       2000*     2001*     2000*
-----------------------------------------------------------------------------------------------
 Operations
   Net Investment Income
    (Loss)                     $ (5,308) $  (5,913) $    6,294  $    9,572  $  3,016  $  4,356
   Net Realized Gain (Loss)
    on Investments and
    Foreign Currency            (15,562)    31,449     (30,021)     43,098      (298)     (460)
   Net Change in Unrealized
    Appreciation
    (Depreciation)              151,466    (51,687)   (112,939)   (265,174)  (17,959)  (23,933)
                               --------  ---------  ----------  ----------  --------  --------
   Net Change in Net Assets
    Resulting from
    Operations                  130,596    (26,151)   (136,666)   (212,504)  (15,241)  (20,037)
 Distributions to
  Shareholders From:
    Net Investment Income
      --No-Load Class                 -          -      (6,251)     (9,490)   (2,987)   (4,325)
      --Class A                       -          -         (58)       (104)      (12)      (21)
      --Class B                       -          -           -           -        (7)      (14)
      --Class C                       -          -           -           -        (1)       (1)
    Net Realized Gain on
     Investments
      --No-Load Class                 -          -           -     (40,950)        -         -
      --Class A                       -          -           -      (1,539)        -         -
      --Class B                       -          -           -        (586)        -         -
      --Class C                       -          -           -          (4)        -         -
                               --------  ---------  ----------  ----------  --------  --------
    Total                             -          -      (6,309)    (52,673)   (3,007)   (4,361)
 Net Trust Share
  Transactions                   70,785   (155,036)   (229,360)   (478,540)  (21,469)  (63,774)
 Redemption Fees                      -          -           -           -         -         -
                               --------  ---------  ----------  ----------  --------  --------
 Total Change in Net
  Assets                        201,381   (181,187)   (372,335)   (743,717)  (39,717)  (88,172)
 Net Assets at Beginning
  of Period                     676,088    857,275   1,493,467   2,237,184   219,776   307,948
                               --------  ---------  ----------  ----------  --------  --------
 Net Assets at End of
  Period                       $877,469  $ 676,088  $1,121,132  $1,493,467  $180,059  $219,776
                               ========  =========  ==========  ==========  ========  ========
----------------------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income             $      -  $       -  $    6,309  $    9,594  $  3,007  $  4,361
   Long-term Capital Gains            -          -           -      43,079         -         -
                               --------  ---------  ----------  ----------  --------  --------
    Total                      $      -  $       -  $    6,309  $   52,673  $  3,007  $  4,361
                               ========  =========  ==========  ==========  ========  ========
----------------------------------------------------------------------------------------------

*   For the year ended December 31.
** For the period from October 31, 2001 (commencement of operations) to December 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                   SAFECO Northwest    SAFECO International   SAFECO Balanced
                                               Fund              Stock Fund              Fund
---------------------------------------------------------------------------------------------
 -(In Thousands)-                  2001*      2000*       2001*      2000*    2001*    2000*
---------------------------------------------------------------------------------------------
 Operations
   Net Investment Income
    (Loss)                      $   (236)  $   (704) $      129  $      77  $   497  $   522
   Net Realized Gain (Loss)
    on Investments and
    Foreign Currency              (4,512)      (178)     (5,502)     1,997      312     (400)
   Net Change in Unrealized
    Appreciation
    (Depreciation)                (9,041)   (25,724)     (2,351)    (6,025)    (867)     593
                                --------   --------  ----------  ---------  -------  -------
   Net Change in Net Assets
    Resulting from
    Operations                   (13,789)   (26,606)     (7,724)    (3,951)     (58)     715
 Distributions to
  Shareholders From:
    Net Investment Income
      --No-Load Class                  -          -        (541)      (196)    (414)    (432)
      --Class A                        -          -         (21)        (5)     (47)     (53)
      --Class B                        -          -         (11)         -      (36)     (39)
      --Class C                        -          -          (1)         -        -        -
    Net Realized Gain on
     Investments
      --No-Load Class                  -          -           -     (1,841)       -        -
      --Class A                        -          -           -        (80)       -        -
      --Class B                        -          -           -        (83)       -        -
      --Class C                        -          -           -         (5)       -        -
                                --------   --------  ----------  ---------  -------  -------
    Total                              -          -        (574)    (2,210)    (497)    (524)
 Net Trust Share
  Transactions                   (11,213)    40,742      (2,610)     2,618      494   (4,816)
 Redemption Fees                       -          -         351          -        -        -
                                --------   --------  ----------  ---------  -------  -------
 Total Change in Net
  Assets                         (25,002)    14,136     (10,557)    (3,543)     (61)  (4,625)
 Net Assets at Beginning
  of Period                      121,286    107,150      36,031     39,574   18,509   23,134
                                --------   --------  ----------  ---------  -------  -------
 Net Assets at End of
  Period                        $ 96,284   $121,286  $   25,474  $  36,031  $18,448  $18,509
                                ========   ========  ==========  =========  =======  =======
---------------------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income              $      -   $      -  $      574  $     201  $   497  $   524
   Long-term Capital Gains             -          -           -      2,009        -        -
                                --------   --------  ----------  ---------  -------  -------
    Total                       $      -   $      -  $      574  $   2,210  $   497  $   524
                                ========   ========  ==========  =========  =======  =======
---------------------------------------------------------------------------------------------
                                   SAFECO Small                    SAFECO Small
                                        Company      SAFECO U.S.        Company   SAFECO U.S.
                                     Value Fund       Value Fund    Growth Fund   Growth Fund
----------------------------------------------------------------------------------------------
 -(In Thousands)-                 2001*    2000*   2001*    2000*        2001**        2001**
----------------------------------------------------------------------------------------------
 Operations
   Net Investment Income
    (Loss)                      $   289  $   (50) $  104  $    96        $  (15)       $   (7)
   Net Realized Gain (Loss)
    on Investments and
    Foreign Currency             (1,065)   3,594      39     (256)           18            11
   Net Change in Unrealized
    Appreciation
    (Depreciation)                5,404   (5,605)   (609)     187           658           309
                                -------  -------  ------  -------        ------        ------
   Net Change in Net Assets
    Resulting from
    Operations                    4,628   (2,061)   (466)      27           661           313
 Distributions to
  Shareholders From:
    Net Investment Income
      --No-Load Class              (282)       -     (99)     (92)            -             -
      --Class A                      (7)       -      (3)      (3)            -             -
      --Class B                      (1)       -      (1)      (1)            -             -
      --Class C                       -        -       -        -             -             -
    Net Realized Gain on
     Investments
      --No-Load Class                 -        -       -        -             -             -
      --Class A                       -        -       -        -             -             -
      --Class B                       -        -       -        -             -             -
      --Class C                       -        -       -        -             -             -
                                -------  -------  ------  -------        ------        ------
    Total                          (290)       -    (103)     (96)            -             -
 Net Trust Share
  Transactions                    3,180   (4,131)    432   (1,507)        5,102         5,257
 Redemption Fees                      -        -       -        -             -             -
                                -------  -------  ------  -------        ------        ------
 Total Change in Net
  Assets                          7,518   (6,192)   (137)  (1,576)        5,763         5,570
 Net Assets at Beginning
  of Period                      24,468   30,660   9,407   10,983            --            --
                                -------  -------  ------  -------        ------        ------
 Net Assets at End of
  Period                        $31,986  $24,468  $9,270  $ 9,407        $5,763        $5,570
                                =======  =======  ======  =======        ======        ======
----------------------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income              $   290  $     -  $  103  $    96        $    -        $    -
   Long-term Capital Gains            -        -       -        -             -             -
                                -------  -------  ------  -------        ------        ------
    Total                       $   290  $     -  $  103  $    96        $    -        $    -
                                =======  =======  ======  =======        ======        ======
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Growth
Opportunities
Fund                                                  For the Year Ended December 31
                              ------------------------------------------------------
No-Load Class                   2001        2000        1999        1998        1997
------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $    22.33  $    23.30  $    22.70  $    22.45  $    16.97
Income (Loss) From
   Investment Operations
   Net Investment Loss         (0.16)      (0.19)      (0.16)      (0.01)      (0.02)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments              5.08       (0.78)       0.76        0.99        8.50
                          ----------  ----------  ----------  ----------  ----------
  Total from Investment
   Operations                   4.92       (0.97)       0.60        0.98        8.48
Less Distributions
  Distributions from
   Realized Gains                  -           -           -       (0.73)      (3.00)
                          ----------  ----------  ----------  ----------  ----------
Net Asset Value at End
 of Period                $    27.25  $    22.33  $    23.30  $    22.70  $    22.45
                          ==========  ==========  ==========  ==========  ==========
Total Return                   22.03%     (4.16%)       2.64%       4.37%      49.96%
Net Assets at End of
 Period (000's)           $  829,052  $  637,557  $  815,041  $1,394,225  $  638,562
Ratios to Average Net
 Assets:
  Gross Expenses                1.03%       1.05%       1.07%       0.77%       0.85%
  Net Expenses                  1.03%       1.05%       1.02%       0.77%       0.85%
  Net Investment Loss          (0.71%)     (0.74%)     (0.57%)     (0.06%)     (0.17%)
Portfolio Turnover Rate           65%         63%         38%         55%         83%
-------------------------------------------------------------------------------------

                                                      For the Year Ended December 31
SAFECO Equity Fund         ---------------------------------------------------------
No-Load Class                  2001        2000        1999        1998         1997
------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period     $    20.65  $    24.02  $    23.25  $    19.54  $    16.60
Income (Loss) From
 Investment Operations
  Net Investment Income        0.10        0.13        0.18        0.21        0.23
  Net Realized and
   Unrealized Gain (Loss)
   on Investments             (2.11)      (2.76)       2.00        4.64        3.78
                         ----------  ----------  ----------  ----------  ----------
  Total from Investment
   Operations                 (2.01)      (2.63)       2.18        4.85        4.01
Less Distributions
  Dividends from Net
   Investment Income          (0.10)      (0.13)      (0.18)      (0.21)      (0.23)
  Distributions from
   Realized Gains                 -       (0.61)      (1.23)      (0.93)      (0.84)
                         ----------  ----------  ----------  ----------  ----------
  Total Distributions         (0.10)      (0.74)      (1.41)      (1.14)      (1.07)
                         ----------  ----------  ----------  ----------  ----------
Net Asset Value at End
 of Period               $    18.54  $    20.65  $    24.02  $    23.25  $    19.54
                         ==========  ==========  ==========  ==========  ==========
Total Return                 (9.72%)    (10.97%)      9.37%      24.93%      24.21%
Net Assets at End of
 Period (000's)          $1,083,035  $1,419,589  $2,147,299  $2,024,877  $1,490,198
Ratios to Average Net
 Assets:
  Expenses                    0.94%       0.89%       0.83%       0.74%       0.73%
  Net Investment Income       0.53%       0.57%       0.73%       0.99%       1.24%
Portfolio Turnover Rate         31%         35%         34%         33%         34%
-------------------------------------------------------------------------------------

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO Dividend Income Fund                     For the Year Ended December 31
                               ------------------------------------------------
 No-Load Class                     2001      2000      1999      1998      1997
-------------------------------------------------------------------------------
 Net Asset Value at Beginning
  of Period                    $  20.58  $  22.39  $  23.47  $  23.89  $  21.13
 Income (Loss) From
  Investment Operations
   Net Investment Income           0.30      0.38      0.50      0.64      0.65
   Net Realized and Unrealized
    Gain (Loss) on Investments    (1.76)    (1.81)    (0.25)     0.86      4.87
                               --------  --------  --------  --------  --------
   Total from Investment
    Operations                    (1.46)    (1.43)     0.25      1.50      5.52
 Less Distributions
   Dividends from Net
    Investment Income             (0.30)    (0.38)    (0.50)    (0.64)    (0.65)
   Distributions from Realized
    Gains                             -         -     (0.83)    (1.28)    (2.11)
                               --------  --------  --------  --------  --------
      Total Distributions         (0.30)    (0.38)    (1.33)    (1.92)    (2.76)
                               --------  --------  --------  --------  --------
 Net Asset Value at End of
  Period                       $  18.82  $  20.58  $  22.39  $  23.47  $  23.89
                               ========  ========  ========  ========  ========
 Total Return                    (7.06%)   (6.36%)    1.17%     6.31%    26.43%
 Net Assets at End of Period
  (000's)                      $177,920  $217,053  $303,537  $399,279  $401,985
 Ratios to Average Net
  Assets:
   Expenses                       1.08%     1.07%     0.99%     0.82%     0.85%
   Net Investment Income          1.57%     1.80%     2.18%     2.54%     2.81%
 Portfolio Turnover Rate            58%       45%       42%       46%       52%
-------------------------------------------------------------------------------
 SAFECO Northwest Fund                           For the Year Ended December 31
                               ------------------------------------------------
 No-Load Class                     2001      2000      1999      1998      1997
-------------------------------------------------------------------------------
 Net Asset Value at Beginning
  of Period                    $  21.25  $  25.33  $  17.73  $  17.31  $  14.07
 Income (Loss) From
  Investment Operations
   Net Investment Loss            (0.03)    (0.11)    (0.10)    (0.09)    (0.03)
   Net Realized and Unrealized
    Gain (Loss) on Investments    (2.36)    (3.97)     9.71      0.70      4.41
                               --------  --------  --------  --------  --------
   Total from Investment
    Operations                    (2.39)    (4.08)     9.61      0.61      4.38
 Less Distributions
   Distributions from Realized
    Gains                             -         -     (2.01)    (0.19)    (1.14)
                               --------  --------  --------  --------  --------
      Total Distributions             -         -     (2.01)    (0.19)    (1.14)
                               --------  --------  --------  --------  --------
 Net Asset Value at End of
  Period                       $  18.86  $  21.25  $  25.33  $  17.73  $  17.31
                               ========  ========  ========  ========  ========
 Total Return                   (11.25%)  (16.11%)   54.25%     3.50%    31.12%
 Net Assets at End of Period
  (000's)                      $ 85,290  $108,113  $ 97,534  $ 63,594  $ 64,635
 Ratios to Average Net
  Assets:
   Gross Expenses                 1.21%     1.11%     1.17%     1.12%     1.09%
   Net Expenses                   1.10%     1.10%     1.10%     1.12%     1.09%
   Net Investment Loss           (0.15%)   (0.45%)   (0.54%)   (0.49%)   (0.19%)
 Portfolio Turnover Rate            50%       36%       49%       50%       55%
-------------------------------------------------------------------------------

Financial Highlights
(For a Share Outstanding Throughout the Period)


SAFECO International Stock Fund                   For the Year Ended December 31
                                       -----------------------------------------
No-Load Class                          2001     2000     1999     1998      1997
--------------------------------------------------------------------------------
Net Asset Value at Beginning of
 Period                              $ 14.24  $ 16.95  $ 13.14  $ 11.50  $ 11.29
  Income (Loss) From Investment
   Operations
  Net Investment Income                 0.06     0.08     0.03     0.01     0.24
  Net Realized and Unrealized Gain
   (Loss) on Investments and
   Foreign Currency                    (3.65)   (1.94)    3.78     1.63     0.28
                                     -------  -------  -------  -------  -------
  Total from Investment Operations     (3.59)   (1.86)    3.81     1.64     0.52
                                     -------  -------  -------  -------  -------
  Redemption Fees                       0.14        -        -        -        -
                                     -------  -------  -------  -------  -------
Less Distributions
  Dividends from Net Investment
   Income                              (0.25)   (0.08)       -        -    (0.29)
  Distributions from Realized Gains        -    (0.77)       -        -    (0.02)
                                     -------  -------  -------  -------  -------
    Total Distributions                (0.25)   (0.85)       -        -    (0.31)
                                     -------  -------  -------  -------  -------
Net Asset Value at End of Period     $ 10.54  $ 14.24  $ 16.95  $ 13.14  $ 11.50
                                     =======  =======  =======  =======  =======
Total Return                         (24.30%) (10.95%)  29.00%   14.26%    4.55%
Net Assets at End of Period
 (000's)                             $23,398  $33,019  $36,967  $22,111  $14,754
Ratios to Average Net Assets:
  Gross Expenses                        2.08%    1.79%    1.72%    1.79%    1.89%
  Net Expenses                          1.46%    1.40%    1.69%    1.62%    1.63%
  Net Investment Income                 0.46%    0.23%    0.21%    0.14%    0.58%
Portfolio Turnover Rate                  163%      33%      24%      26%      22%
---------------------------------------------------------------------------------

SAFECO Balanced Fund                              For the Year Ended December 31
                                       -----------------------------------------
No-Load Class                          2001     2000     1999     1998      1997
--------------------------------------------------------------------------------
Net Asset Value at Beginning of
 Period                              $ 12.06  $ 11.81  $ 12.22  $ 11.61  $ 10.70
Income (Loss) From Investment
 Operations
  Net Investment Income                 0.33     0.34     0.31     0.32     0.32
  Net Realized and Unrealized Gain
   (Loss) on Investments               (0.37)    0.25    (0.18)    1.12     1.45
                                     -------  -------  -------  -------  -------
  Total from Investment Operations     (0.04)    0.59     0.13     1.44     1.77
Less Distributions
  Dividends from Net Investment
   Income                              (0.33)   (0.34)   (0.31)   (0.32)   (0.32)
  Distributions from Realized Gains        -        -    (0.23)   (0.51)   (0.54)
                                     -------  -------  -------  -------  -------
    Total Distributions                (0.33)   (0.34)   (0.54)   (0.83)   (0.86)
                                     -------  -------  -------  -------  -------
Net Asset Value at End of Period     $ 11.69  $ 12.06  $ 11.81  $ 12.22  $ 11.61
                                     =======  =======  =======  =======  =======
Total Return                           (0.29%)   5.09%    1.05%   12.56%   16.64%
Net Assets at End of Period
 (000's)                             $14,736  $14,816  $18,008  $19,137  $13,667
Ratios to Average Net Assets:
  Gross Expenses                        1.49%    1.43%    1.33%    1.17%    1.23%
  Net Expenses                          1.10%    1.10%    1.14%    1.17%    1.23%
  Net Investment Income                 2.82%    2.83%    2.51%    2.74%    2.85%
Portfolio Turnover Rate                   75%      63%      95%      75%     101%
---------------------------------------------------------------------------------

Financial Highlights
(For a Share Outstanding Throughout the Period)


SAFECO Small Company Value                    For the Year Ended December 31
Fund                        ------------------------------------------------
No-Load Class                  2001     2000     1999      1998         1997
----------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $ 11.77  $ 12.73  $ 11.16  $  14.23    $ 11.81
Income (Loss) From
 Investment Operations
  Net Investment Income
   (Loss)                        0.13    (0.02)   (0.06)    (0.06)     (0.04)
  Net Realized and
   Unrealized Gain (Loss)
   on Investments                2.01    (0.94)    1.63     (3.01)      2.80
                              -------  -------  -------  --------    -------
  Total from Investment
   Operations                    2.14    (0.96)    1.57     (3.07)      2.76
Less Distributions
 Dividends from Net
  Investment Income             (0.13)       -        -         -          -
 Distributions from
  Realized Gains                    -        -        -         -      (0.34)
                              -------  -------  -------  --------    -------
 Total Distributions            (0.13)       -        -         -      (0.34)
                              -------  -------  -------  --------    -------
Net Asset Value at End of
 Period                       $ 13.78  $ 11.77  $ 12.73  $  11.16    $ 14.23
                              =======  =======  =======  ========    =======
Total Return                    18.20%   (7.54%)  14.07%   (21.57%)    23.38%
Net Assets at End of
 Period (000's)               $29,643  $22,477  $28,319  $ 35,162    $22,658
Ratios to Average Net
 Assets:
  Gross Expenses                 1.48%    1.41%    1.44%     1.28%      1.33%
  Net Expenses                   1.19%    1.15%    1.20%     1.28%      1.33%
  Net Investment Income
   (Loss)                        1.01%   (0.13%)  (0.49%)   (0.49%)    (0.41%)
Portfolio Turnover Rate           141%     107%     117%       90%        61%
----------------------------------------------------------------------------

                                                                       April 30,
                                                                            1997
                                                                   (Commencement
                                                                  of Operations)
                                  For the Year Ended December 31  to December 31
SAFECO U.S. Value Fund      ----------------------------------------------------
No-Load Class                   2001     2000     1999       1998           1997
--------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $ 11.96  $ 11.95  $ 11.95   $  11.19        $ 10.00
Income (Loss) From
 Investment Operations
  Net Investment Income         0.14     0.13     0.11       0.12           0.09
  Net Realized and
   Unrealized Gain (Loss)
   on Investments              (0.71)    0.01     0.50       1.28           1.66
                             -------  -------  -------   --------        -------
  Total from Investment
   Operations                  (0.57)    0.14     0.61       1.40           1.75
Less Distributions
 Dividends from Net
 Investment Income             (0.14)   (0.13)   (0.11)     (0.12)         (0.09)
 Distributions from
  Realized Gains                   -        -    (0.50)     (0.52)         (0.47)
                             -------  -------  -------   --------        -------
 Total Distributions           (0.14)   (0.13)   (0.61)     (0.64)         (0.56)
                             -------  -------  -------   --------        -------
Net Asset Value at End
 of Period                   $ 11.25  $ 11.96  $ 11.95   $  11.95        $ 11.19
                             =======  =======  =======   ========        =======
Total Return                   (4.78%)   1.18%    5.15%     12.61%         17.50%*
Net Assets at End of
 Period (000's)              $ 8,383  $ 8,541  $ 9,905   $ 10,014        $ 9,063
Ratios to Average Net
 Assets:
  Gross Expenses               1.79%    1.64%    1.52%     1.19%         1.19%**
  Net Expenses                 1.10%    1.10%    1.17%     1.19%         1.19%**
  Net Investment Income        1.21%    1.08%    0.93%     1.06%         1.26%**
Portfolio Turnover Rate          39%      45%      52%       55%           36%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

Financial Highlights
(For a Share Outstanding Throughout the Period)

                                      October 31, 2001
                                      (Commencement of
                                        Operations) to
SAFECO Small Company Growth Fund           December 31
                                      ----------------
No-Load Class                                     2001
------------------------------------------------------
Net Asset Value at Beginning of
 Period                                         $10.00
Income (Loss) From Investment
 Operations
  Net Investment Loss                            (0.02)
  Net Realized and Unrealized Gain on
   Investments                                    1.33
                                                ------
  Total from Investment Operations                1.31
                                                ------
Net Asset Value at End of Period                $11.31
                                                ======
Total Return*                                   13.10%
Net Assets at End of Period (000's)             $2,367
Ratios to Average Net Assets:
 Gross Expenses**                                4.54%
 Net Expenses**                                  1.60%
 Net Investment Loss**                          (1.23%)
Portfolio Turnover Rate**                          43%
--------------------------------------------------------
                                       October 31, 2001
                                       (Commencement of
                                         Operations) to
SAFECO U.S. Growth Fund                     December 31
                                       ----------------
No-Load Class                                      2001
-------------------------------------------------------
Net Asset Value at Beginning of
 Period                                          $10.00
Income (Loss) From Investment
 Operations
  Net Realized and Unrealized Gain on
   Investments                                     0.64
                                                 ------
  Total from Investment Operations                 0.64
                                                 ------
Net Asset Value at End of Period                 $10.64
                                                 ======
Total Return*                                     6.40%
Net Assets at End of Period (000's)              $2,372
Ratios to Average Net Assets:
  Gross Expenses**                                4.29%
  Net Expenses**                                  1.40%
  Net Investment Loss**                          (0.28%)
Portfolio Turnover Rate**                            2%
--------------------------------------------------------

 *  Not annualized.
**  Annualized.

Notes to Financial Statements



1. GENERAL

The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund, SAFECO U.S. Value Fund, SAFECO Small Company Growth Fund and the SAFECO U.S. Growth Fund (together "the Funds").

The Funds offer up to four classes of shares:

  * No-Load shares--sold directly to shareholders with no associated sales charges.

  * Class A, Class B, and Class C shares--sold by financial advisors to shareholders with associated sales and distribution charges.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service, and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically covert to Class A shares at the end of the month following the sixth anniversary of issuance.

In connection with issuing Class A, B and C shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of .25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of each class. Under the plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States.

Security Valuation. Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

SAFECO MUTUAL FUNDS                                              1-800-624-5711

Notes to Financial Statements


Securities Lending. The Funds (excluding the International Stock, Small Company Growth and U.S. Growth Funds) may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Funds will continue to receive the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower is required to return to the Fund securities identical to the loaned securities. The Funds may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the cash collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revision of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, and requires investment companies to amortize premiums and discounts on fixed income securities using the interest method. Upon adoption in 2001, the Funds were required to record a cumulative effect adjustment to reflect the amortization of premiums and discounts. The adjustment resulting from this change in accounting policy did not impact total net assets. Only one fund in The SAFECO Common Stock Trust recorded such an adjustment--the Balanced Fund. The amount of the cumulative effect adjustment was $2,224; net investment income was decreased while unrealized appreciation was increased.

Redemption Fees. Effective October 1, 2001, shares held in the International Stock Fund less than 90 days are subject to an early redemption fee equal to 2% of the proceeds of the redeemed shares. These fees, which are retained by the Fund, are accounted for as an addition to paid in capital for book purposes and ordinary income for tax purposes.

Dividends and Distributions to Shareholders. For the Growth Opportunities, Northwest, International Stock, Small Company Value, Small Company Growth, and U.S. Growth Funds net investment income (if any) is distributed to shareholders on the last business day (ex-dividend date) of December. For all other Funds, net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders in December and March. Distribution to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no taxes to the Funds. Therefore, no federal income or excise tax provision is required.

SAFECO MUTUAL FUNDS                                              1-800-624-5711

Notes to Financial Statements



Foreign Currency Translation. The accounting records of the International Stock Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Stock Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Foreign Exchange Contracts. The International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Notes to Financial Statements


3. INVESTMENT TRANSACTIONS

Following is a summary of investment transactions (excluding short-term securities) during the year or period ended December 31, 2001:

   (In Thousands)           Purchases      Sales
   ---------------------------------------------
  Growth Opportunities Fund  $572,877   $455,056
  Equity Fund                 370,462    578,895
  Dividend Income Fund        107,855    129,478
  Northwest Fund               51,676     64,523
  International Stock Fund     46,950     50,750
  Balanced Fund                14,028     13,563
  Small Company Value Fund     42,224     38,810
  U.S. Value Fund               3,681      3,427
  Small Company Growth Fund     6,801      2,027
  U.S. Growth Fund              5,218        129
 -----------------------------------------------

  Purchases in the Balanced Fund include $2,888 U.S. Government securities.

  Sales in the Balanced Fund include $4,293 of U.S. Government securities.

4. PORTFOLIO SECURITIES LOANED

At December 31, 2001, the fair value and collateral received for portfolio securities loaned were as follows:

                              Fair Value
                           of Securities     Collateral
   (In Thousands)                on Loan       Received
   ----------------------------------------------------
   Growth Opportunities Fund    $176,896       $185,315
   Equity Fund                     8,303          8,697
   Dividend Income Fund            5,542          5,783
   Northwest Fund                 17,874         18,963
   Balanced Fund                   3,287          3,408
   Small Company Value Fund        6,437          6,706
   U.S. Value Fund                 1,700          1,771
   ----------------------------------------------------

5. COMMITMENTS

At December 31, 2001, the International Stock Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

   (In Thousands)
                                                     U.S. Dollar
              Currency   In Exchange   Settlement    Value as of     Unrealized
       to be Delivered           For         Date   Dec 31, 2001   Appreciation
   ----------------------------------------------------------------------------
   27,146 Japanese Yen          $222      1/10/02           $207            $15
   33,110 Japanese Yen           268      1/28/02            254             14
   16,646 Japanese Yen           132      2/23/02            127              5
   14,781 Japanese Yen           195      2/19/02            190              5
                                ----                        ----            ---
                                $817                        $778            $39
                                ====                        ====            ===

Notes to Financial Statements


6. COMPONENTS OF ACCUMULATED UNDISTRIBUTED INCOME (LOSS) AND DISTRIBUTABLE EARNINGS

At December 31, 2001, accumulated undistributed income (loss) was as follows:


                                     Growth         Equity     Dividend      Northwest  International
   (In Thousands)        Opportunities Fund           Fund  Income Fund           Fund     Stock Fund
  ----------------------------------------------------------------------------------------------------
   Gross Unrealized
    Appreciation on
    Investments                   $ 255,341       $382,975      $41,696       $ 29,188        $ 4,942
   Gross Unrealized
    Depreciation on
    Investments                    (155,555)       (63,330)      (8,210)       (14,912)          (840)
                                  ---------       --------      -------       --------        -------
   Net Unrealized
    Appreciation on
    Investments                      99,786        319,645       33,486         14,276          4,102
   Accumulated Realized
    Loss                            (15,611)       (30,060)        (761)        (4,691)        (5,830)
                                  ---------       --------      -------       --------        -------
   Accumulated
    Undistributed Income
    (Loss)                        $  84,175       $289,585      $32,725       $  9,585        $(1,728)
                                  =========       ========      =======       ========        =======
                                   Balanced  Small Company         U.S.  Small Company           U.S.
   (In Thousands)                      Fund     Value Fund   Value Fund    Growth Fund    Growth Fund
  ----------------------------------------------------------------------------------------------------
   Gross Unrealized
    Appreciation on
    Investments                   $   1,704       $  5,949      $ 1,324       $    688        $   380
   Gross Unrealized
    Depreciation on
    Investments                        (747)        (2,206)        (539)           (30)           (71)
                                  ---------       --------      -------       --------        -------
   Net Unrealized
    Appreciation on
    Investments                         957          3,743          785            658            309
   Accumulated Realized
    Gain (Loss)                         (93)        (7,633)        (217)             3              4
                                  ---------       --------      -------       --------        -------
   Accumulated
    Undistributed Income
    (Loss)                        $     864       $ (3,890)     $   568       $    661        $   313
                                  =========       ========      =======       ========        =======

SAFECO MUTUAL FUNDS                                              1-800-624-5711

Notes to Financial Statements


At December 31, 2001, components of distributable earnings on a tax basis were as follows:

                                       Growth         Equity     Dividend      Northwest  International
   (In Thousands)          Opportunities Fund           Fund  Income Fund           Fund     Stock Fund
  ------------------------------------------------------------------------------------------------------
   Capital Loss
   Carryforward**                    $(15,014)      $(30,060)     $  (761)      $ (4,680)       $(3,296)
   Net Unrealized
    Appreciation on
    Investments                        99,189        319,645       33,486         14,265          1,568
                                     --------       --------      -------       --------        -------
   Distributable Earnings            $ 84,175       $289,585      $32,725       $  9,585        $(1,728)
                                     ========       ========      =======       ========        =======
                                     Balanced  Small Company         U.S.  Small Company           U.S.
   (In Thousands)                        Fund     Value Fund   Value Fund    Growth Fund    Growth Fund
  ------------------------------------------------------------------------------------------------------
   Undistributed Ordinary
   Income                            $      -       $      -      $     -       $      9        $     4
   Capital Loss
   Carryforward**                         (93)        (7,479)        (217)             -              -
   Net Unrealized
   Appreciation on
    Investments                           957          3,589          785            652            309
                                     --------       --------      -------       --------        -------
   Distributable Earnings            $    864       $ (3,890)     $   568       $    661        $   313
                                     ========       ========      =======       ========        =======

  Differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

  ** At December 31, 2001, the following funds had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal Income tax purposes, which expire as follows:

     (In Thousands)             Amounts (000's)  Expiration Dates
    -------------------------------------------------------------
     Growth Opportunities Fund           $15,014        2008-2009
     Equity Fund                          30,060             2009
     Dividend Income Fund                    761        2008-2009
     Northwest Fund                        4,680        2008-2009
     International Stock Fund              3,296             2009
     Balanced Fund                            93        2008-2009
     Small Company Value Fund              7,479        2006-2009
     U.S. Value Fund                         217        2008-2009
    -------------------------------------------------------------

Notes to Financial Statements


7. TRUST SHARE TRANSACTIONS

Following is a summary of transactions in Trust shares and the related amounts (in thousands):

                       No-Load              Class A            Class B         Class C
                 --------------------  ------------------  ----------------  -------------
                     2001*      2000*     2001*     2000*    2001*    2000*  2001*  2000**
------------------------------------------------------------------------------------------
                                  SAFECO Growth Opportunities Fund
------------------------------------------------------------------------------------------
 Shares:
   Sales            24,208     23,371       676       586       62       74     2       6
   Reinvestments         -          -         -         -        -        -     -       -
   Redemptions     (22,338)   (29,803)     (593)     (601)     (86)    (144)    -       1
                 ---------  ---------  --------  --------  -------  -------  ----    ----
 Net Change          1,870     (6,432)       83       (15)     (24)     (70)    2       7
                 =========  =========  ========  ========  =======  =======  ====    ====
 Amounts:
   Sales         $ 604,350  $ 550,944  $ 16,516  $ 13,809  $ 1,433  $ 1,677  $ 49    $134
   Reinvestments         -          -         -         -        -        -     -       -
   Redemptions    (535,850)  (704,195)  (13,734)  (14,084)  (1,977)  (3,316)   (2)     (5)
                 ---------  ---------  --------  --------  -------  -------  ----    ----
   Net Change    $  68,500  $(153,251) $  2,782  $   (275) $  (544) $(1,639) $ 47    $129
                 =========  =========  ========  ========  =======  =======  ====    ====
------------------------------------------------------------------------------------------
                                         SAFECO Equity Fund
------------------------------------------------------------------------------------------
 Shares:
   Sales             4,175      8,389       516       665       82      126     3       6
   Reinvestments       321      2,273         3        78        -       29     -       -
   Redemptions     (14,836)   (31,296)   (1,942)     (722)    (178)    (342)   (1)      -
                 ---------  ---------  --------  --------  -------  -------  ----    ----
   Net Change      (10,340)   (20,634)   (1,423)       21      (96)    (187)    2       6
                 =========  =========  ========  ========  =======  =======  ====    ====
 Amounts:
   Sales         $  79,730  $ 193,459  $  9,977  $ 15,191  $ 1,543  $ 2,868  $ 76    $133
   Reinvestments     5,869     47,690        57     1,625        -      583     -       -
   Redemptions    (284,521)  (715,869)  (38,726)  (16,459)  (3,344)  (7,761)  (21)      -
                 ---------  ---------  --------  --------  -------  -------  ----    ----
   Net Change    $(198,922) $(474,720) $(28,692) $    357  $(1,801) $(4,310) $ 55    $133
                 =========  =========  ========  ========  =======  =======  ====    ====
------------------------------------------------------------------------------------------
                                    SAFECO Dividend Income Fund
------------------------------------------------------------------------------------------
 Shares:
   Sales               412        953         6         5        4        4     1       5
   Reinvestments       137        186         1         1        1        1     -       -
   Redemptions      (1,644)    (4,146)      (13)      (44)     (18)     (36)   (1)      -
                 ---------  ---------  --------  --------  -------  -------  ----    ----
   Net Change       (1,095)    (3,007)       (6)      (38)     (13)     (31)    -       5
                 =========  =========  ========  ========  =======  =======  ====    ====
 Amounts:
   Sales         $   7,994  $  19,667  $    119  $    109  $    85  $    92  $ 17    $100
   Reinvestments     2,562      3,844        10        17        6       12     -       -
   Redemptions     (31,676)   (85,935)     (249)     (930)    (328)    (750)   (9)      -
                 ---------  ---------  --------  --------  -------  -------  ----    ----
   Net Change    $ (21,120) $ (62,424) $   (120) $   (804) $  (237) $  (646) $  8    $100
                 =========  =========  ========  ========  =======  =======  ====    ====
------------------------------------------------------------------------------------------

 *  For the year ended December 31.
** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Notes to Financial Statements





                      No-Load             Class A          Class B         Class C
                 -------------------  ----------------  ---------------  -------------
                     2001*     2000*    2001*    2000*    2001*   2000*  2001*  2000**
--------------------------------------------------------------------------------------
                                     SAFECO Northwest Fund
--------------------------------------------------------------------------------------
 Shares:
   Sales             1,399     2,996       71      182       49     147      1      5
   Reinvestments         -         -        -        -        -       -      -      -
   Redemptions      (1,964)   (1,760)    (110)     (57)     (44)    (27)     -     (1)
                 ---------  --------  -------  -------  -------  ------    ---   ----
   Net Change         (565)    1,236      (39)     125        5     120      1      4
                 =========  ========  =======  =======  =======  ======    ===   ====
 Amounts:
   Sales         $  25,295  $ 78,669  $ 1,340  $ 4,610  $   908  $3,629    $14   $131
   Reinvestments         -         -        -        -        -       -      -      -
   Redemptions     (35,931)  (44,313)  (2,051)  (1,322)    (783)   (656)    (5)    (6)
                 ---------  --------  -------  -------  -------  ------    ---   ----
   Net Change    $ (10,636) $ 34,356  $  (711) $ 3,288  $   125  $2,973    $ 9   $125
                 =========  ========  =======  =======  =======  ======    ===   ====
--------------------------------------------------------------------------------------
                                SAFECO International Stock Fund
--------------------------------------------------------------------------------------
 Shares:
   Sales            13,235     5,115      459      145      163      40      1      7
   Reinvestments        35        99        2        5        1       5      -      -
   Redemptions     (13,368)   (5,077)    (469)    (121)    (172)    (22)     -      -
                 ---------  --------  -------  -------  -------  ------    ---   ----
   Net Change          (98)      137       (8)      29       (8)     23      1      7
                 =========  ========  =======  =======  =======  ======    ===   ====
 Amounts:
   Sales         $ 158,423  $ 81,126  $ 5,294  $ 2,329  $ 1,954  $  639    $12   $111
   Reinvestments       366     1,402       19       71       10      72      -      -
   Redemptions    (161,176)  (80,848)  (5,450)  (1,947)  (2,059)   (337)    (3)     -
                 ---------  --------  -------  -------  -------  ------    ---   ----
   Net Change    $  (2,387) $  1,680  $  (137) $   453  $   (95) $  374    $ 9   $111
                 =========  ========  =======  =======  =======  ======    ===   ====
--------------------------------------------------------------------------------------
                                      SAFECO Balanced Fund
--------------------------------------------------------------------------------------
 Shares:
   Sales               228       169       28       26       25      20
   Reinvestments        20        21        4        4        3       3
   Redemptions        (217)     (485)     (32)     (99)     (17)    (81)
                 ---------  --------  -------  -------  -------  ------
   Net Change           31      (295)       -      (69)      11     (58)
                 =========  ========  =======  =======  =======  ======
 Amounts:
   Sales         $   2,669  $  1,953  $   334  $   299  $   296  $  226
   Reinvestments       235       248       43       49       33      36
   Redemptions      (2,545)   (5,564)    (377)  (1,141)    (194)   (922)
                 ---------  --------  -------  -------  -------  ------
   Net Change    $     359  $ (3,363) $     -  $  (793) $   135  $ (660)
                 =========  ========  =======  =======  =======  ======
--------------------------------------------------------------------------------------

 *  For the year ended December 31.
** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Notes to Financial Statements


                        No-Load           Class A         Class B
                  ------------------  --------------- --------------
                      2001*     2000*   2001*  2000*    2001*  2000*
--------------------------------------------------------------------
                            SAFECO Small Company Value Fund
--------------------------------------------------------------------
 Shares:
  Sales               5,045     1,015      66     18        9     29
  Reinvestments          20         -       -      -        -      -
  Redemptions        (4,824)   (1,330)    (65)   (30)      (9)   (31)
                   --------  --------   -----  -----    -----  -----
  Net Change            241      (315)      1    (12)       -     (2)
                   ========  ========   =====  =====    =====  =====
 Amounts:
  Sales            $ 64,825  $ 12,628   $ 835  $ 220    $ 100  $ 347
  Reinvestments         273         -       6      -        -      -
  Redemptions       (61,938)  (16,582)   (815)  (364)    (106)  (380)
                   --------  --------   -----  -----    -----  -----
  Net Change       $  3,160  $ (3,954)  $  26  $(144)   $  (6) $ (33)
                   ========  ========   =====  =====    =====  =====
---------------------------------------------------------------------
                               SAFECO  U.S. Value Fund
---------------------------------------------------------------------
 Shares:
  Sales                  67        59       9      7        9      8
  Reinvestments           3         3       -      1        -      -
  Redemptions           (39)     (177)     (4)   (11)      (8)   (23)
                   --------  --------   -----  -----    -----  -----
  Net Change             31      (115)      5     (3)       1    (15)
                   ========  ========   =====  =====    =====  =====
 Amounts:
  Sales            $    756  $    673   $  97  $  86    $  97  $  88
  Reinvestments          34        32       2      2        1      -
  Redemptions          (428)   (2,009)    (46)  (117)     (81)  (262)
                   --------  --------   -----  -----    -----  -----
  Net Change       $    362  $ (1,304)  $  53  $ (29)   $  17  $(174)
                   ========  ========   =====  =====    =====  =====
---------------------------------------------------------------------

*  For the year ended December 31, 2000.

SAFECO MUTUAL FUNDS                                    1-800-624-5711

Notes to Financial Statements

                    No-Load       Class A      Class B    Class C
                  ------------ ------------- ----------- ---------
                     2001*          2001*        2001*      2001*
------------------------------------------------------------------
                              SAFECO Small Company Growth Fund
------------------------------------------------------------------
Shares:
  Sales              209            103            100         100
  Reinvestments        -              -              -           -
  Redemptions          -             (2)             -           -
                  ------         ------         ------      ------
  Net Change         209            101            100         100
                  ======         ======         ======      ======

Amounts:
  Sales           $2,096         $1,030         $1,000      $1,000
  Reinvestments        -              -              -           -
  Redemptions          -            (24)             -           -
                  ------         ------         ------      ------
  Net Change      $2,096         $1,006         $1,000      $1,000
                  ======         ======         ======      ======

------------------------------------------------------------------
                                      SAFECO U.S. Growth Fund
------------------------------------------------------------------
Shares:
  Sales              226            101            100         100
  Reinvestments        -              -              -           -
  Redemptions         (3)             -              -           -
                  ------         ------         ------      ------
  Net Change         223            101            100         100
                  ======         ======         ======      ======
Amounts:
  Sales           $2,277         $1,011         $1,000      $1,000
  Reinvestments        -              -              -           -
  Redemptions        (31)             -              -           -
                  ------         ------         ------      ------
  Net Change      $2,246         $1,011         $1,000      $1,000
                  ======         ======         ======      ======
------------------------------------------------------------------

* For the period from October 31, 2001 (commencement of operations) through December 31, 2001.

8. NET INVESTMENT LOSS

The Growth Opportunities, Northwest, Small Company Growth and U.S. Growth Funds had net investment losses for the year ended December 31, 2001. For the Growth Opportunities and the Northwest Funds, these amounts were recorded as a reduction to paid in capital. For the Small Company Growth and U.S. Growth Funds, these amounts were netted against short-term capital gains.

Notes to Financial Statements



9. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. The Funds receive investment management and advising services pursuant to an agreement with SAFECO Asset Management Company. The fees paid by the Funds under the contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:


   Growth Opportunities, Equity,
   Dividend Income, Northwest,        Small Company Value      International Stock
   Balanced and U.S. Value Funds:     Fund:                    Fund:
   ------------------------------     -----------------------  -----------------------
   First $250 million         .70%    First $250 million  .75% First $250 million 1.00%
   Next $500 million          .65     Next  $500 million  .70  Next  $500 million  .90
   Next $500 million          .60     Next  $500 million  .65  Over  $750 million  .80
   Over $1.25 billion         .55     Over  $1.25 billion .60
   ------------------------------     -----------------------  -----------------------

                                      Small Company Growth
   U.S. Growth Fund:                  Fund:
   ------------------------------     -----------------------
   First $250 million         .80%    First $250 million 1.00%
   Next $500 million          .75     Over  $250 million  .80
   Next $500 million          .70
   Over $1.25 billion         .65
   -------------------------------    -----------------------

SAFECO Asset Management Company pays sub-advisory fees for investment research and advice to the Bank of Ireland Asset Management Company (U.S.) Limited for the International Stock Fund and to Dresdner RCM Global Investors LLC for the Small Company Growth and U.S. Growth Funds.

Fund Accounting and Fund Administration Fees. SAFECO Asset Management Company receives a fee for these services on a percentage of each day's net assets, which, on an annual basis is as follows:

           Fund Accounting:                         Fund Administration:
           ------------------------------           ------------------------------
           First $200 million       0.04%           First $200 million       0.05%
           Over  $200 million       0.01            Over  $200 million       0.01
           ------------------------------           ------------------------------

Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.

Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2001 SAFECO Growth Opportunities Fund had a 1.75% note payable to SAFECO Life Insurance Co. for $7,205,000. The note was repaid on January 4, 2002.

Line of Credit. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $125 million is currently available to meet short-term financing needs. At December 31, 2001 no borrowings were outstanding.

Affiliate Ownership. At December 31, 2001, SAFECO Insurance Company of America owned 450,000 shares (9% of outstanding shares) of the Northwest Fund, SAFECO Asset Management Company owned 694,490 shares (or 29%) of the International Stock Fund, 519,268 shares (or 33%) of the Balanced Fund, 500,000 shares (or 61%) of the U.S. Value Fund, 500,000 shares (or 98%) of the Small Company Growth Fund and 500,000 shares (or 95%) of the U.S. Growth Fund.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Notes to Financial Statements


Deferred Offering Costs: Costs related to the initial offering of the Small Company Growth and U.S. Growth Funds have been deferred and are being amortized to operations on a straight-line basis over a period of twelve months. These costs were advanced by an affiliate and are being reimbursed by the Funds over a twelve-month period.

Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company agreed to reimburse the Funds (excluding the Small Company Growth and the U.S. Growth Funds) for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) that exceed on an annual basis 0.40% of the Funds average daily net assets. Beginning October 31, 2001 (commencement of operations) through December 31, 2002, SAFECO Asset Management Company voluntarily agreed to reimburse the Small Company Growth and the U.S. Growth Funds for operating expenses that exceed on an annual basis 0.60% of the Funds average daily net assets.

Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A shares during the year or period ended December 31, 2001:

                        Commissions                           Commissions
(In Thousands)             Retained     (In Thousands)           Retained
-----------------------------------     ---------------------------------
Growth Opportunities Fund       $54     Balanced Fund                  $5
Equity Fund                      47     Small Company Value Fund        4
Dividend Income Fund              2     U.S. Value Fund                 2
Northwest Fund                   20     Small Company Growth Fund       2
International Stock Fund         36     U.S. Growth Fund                1
-----------------------------------     ---------------------------------

Notes to Financial Statements



10. INVESTMENTS IN AFFILIATES

Each of the companies listed below is an affiliate of the Fund because the Fund owned at least 5% of the company's voting securities during the year ended December 31, 2001.

                                                                                               Market Value
                                  Shares at                          Shares at                of Affiliates
                                  Beginning                                End              at December 31,
(In Thousands)                    of Period  Additions  Reductions   of Period    Dividends            2001
-----------------------------------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund
  American Healthways, Inc.             553          -        (553)          -            -        $      -
  Concepts Direct, Inc.                 480          -           -         480            -             767
  Conceptus, Inc.                     1,222        196           -       1,418            -          33,474
  Elizabeth Arden, Inc.                 918         26        (215)        729            -               -
  Endocare, Inc.                        806        309         (43)      1,072            -          19,225
  FTI Consulting, Inc.*                 650          -        (559)         91            -               -
  Harold's Stores, Inc.                 542          -           -         542            -             678
  Lifeline Systems, Inc.*               561          -        (385)        176            -               -
  Matria Healthcare, Inc.               550        107           -         657            -          22,772
  MICROS Systems, Inc.                1,269          -        (219)      1,050            -          26,358
  Nastech Pharmaceutical Co., Inc.
                                          -        835           -         835            -          12,943
  NCO Group, Inc.                     2,201          -         (97)      2,104            -          48,180
  North American
  Scientific, Inc.                      821        132           -         953            -          12,773
  Physiometrix, Inc.                    314        176           -         490            -           1,069
  PLATO Learning, Inc.                  450        691         (47)      1,094            -          18,169
  PolyMedica Corp.                      745        453           -       1,198            -          19,882
  Prime Medical Services, Inc.        1,226          -           -       1,226            -           5,935
  Private Business, Inc.*               260          -         (24)        236            -               -
  Provell, Inc.                         662          -           -         662            -           1,086
  Rent-Way, Inc.                      2,162        534           -       2,696            -          16,147
  Res-Care, Inc.*                     1,249          -        (178)      1,071            -               -
  RMH Teleservices, Inc                   -      1,037           -       1,037            -          19,810
  Serologicals Corp.*                 2,065          -        (892)      1,173            -               -
  SpectRx, Inc.                           -        861           -         861            -           5,941
  Sphinx International, Inc.            832          -           -         832            -             832
  TRM Copy Centers Corp.                710          -           -         710            -             959
  Wet Seal, Inc. (Class A)              543          -        (543)          -            -               -
                                                                                                   --------
                                                                                                   $267,000
                                                                                                   ========
SAFECO Small Company Value Fund
  International Aircraft
  Investors, Inc.                       187          -           -         187            -        $    288
                                                                                                   ========
-----------------------------------------------------------------------------------------------------------

* Company was not an affiliate at the end of the period.

SAFECO MUTUAL FUNDS                                              1-800-624-5711

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust

We have audited the accompanying statements of assets and liabilities, including the related portfolios of investments, of the SAFECO Common Stock Trust (comprising the SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund, SAFECO U.S. Value Fund, SAFECO Small Company Growth Fund, and SAFECO U.S. Growth Fund) as of December 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Common Stock Trust at December 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

Seattle, Washington                                /s/ Ernst & Young LLP
January 25, 2002

Trustee and Officer Information

                                                                                 Number of
                                                                                 Portfolios
                                                                                     in
                         Position(s)   Term of Office                           Fund Complex
 Name, Address, and       Held with    and Length of   Principal Occupation(s)  Overseen by  Other Directorships
 Age                       Trusts       Time Served   During the Past 5 Years     Trustee      Held by Trustee
----------------------------------------------------------------------------------------------------------------
 Barbara J. Dingfield  Trustee         Term: Age 72   Consultant. From 1994      25 SAFECO
 10865 Willows Road NE                 Time Served:   to 1999 she was the        Mutual
 Redmond, WA 98052                     11 years       Director of Community      Funds
 (56)                                                 Affairs for Microsoft
                                                      Corporation, Redmond,
                                                      Washington.

 Richard E. Lundgren   Trustee         Term: Age 72   Retired in 2000 from       25 SAFECO
 10865 Willows Road NE                 Time Served:   position as Director of    Mutual
 Redmond, WA 98052                     18 years       Marketing and Customer     Funds
 (64)                                                 Relations, Building
                                                      Materials Distribution,
                                                      Weyerhaeuser Company,
                                                      Tacoma, Washington.

 Larry L. Pinnt        Trustee         Term: Age 72   Retired Vice president     25 SAFECO      Director of
 10865 Willows Road NE                 Time Served:   and Chief Financial        Mutual         Cascade
 Redmond, WA 98052                     16 years       Officer of U.S. WEST       Funds          Natural Gas
 (67)                                                 Communications,                           Corporation,
                                                      Seattle, Washington.                      Seattle,
                                                                                                Washington.

 John W. Schneider     Trustee         Term: Age 72   President and sole         25 SAFECO
 10865 Willows Road NE                 Time Served:   owner of Wallingford       Mutual
 Redmond, WA 98052                     18 years       Group, Inc., Seattle,      Funds
 (60)                                                 Washington, a company
                                                      consulting on the
                                                      acquisition/disposition
                                                      and development of real
                                                      estate.

 Randall H. Talbot     Chairman and    Term: Age 72   President of SAFECO        25 SAFECO      Director of
 5069 154th Place NE   Trustee         Time Served: 1 Life Insurance Company     Mutual         Netstock
 Redmond, WA 98052                     year           since 1998. From 1975      Funds          Corporation,
 (48)                                                 to 1998 he was                            Bellevue,
                                                      President and CEO of                      Washington
                                                      Talbot Financial
                                                      Corporation.

 Roger F. Harbin       President       Time Served:   Senior Vice President
 5069 154th Place NE                   Three Months   of SAFECO Life
 Redmond, WA 98052                                    Insurance Company from
 (51)                                                 1992 to 1998. Since
                                                      1998, Executive Vice
                                                      President and Actuary
                                                      of SAFECO Life
                                                      Insurance Company. In
                                                      November 2001, named
                                                      Director and President
                                                      of SAFECO Services
                                                      Corporation, Director
                                                      of SAFECO Asset
                                                      Management Company,
                                                      Director and President
                                                      of SAFECO Securities,
                                                      Inc.

 Ronald L. Spaulding   Vice President  Time Served: 7 Chairman of SAFECO
 Two Union Square      Treasurer       years          Asset Management
 601 Union Street                                     Company; Treasurer and
 25th Floor                                           Chief Investment
 Seattle, WA 98101                                    Officer of SAFECO
 (57)                                                 Corporation; Vice
                                                      President of SAFECO
                                                      Insurance Companies;
                                                      Director, Vice
                                                      President and Treasurer
                                                      of First SAFECO Life
                                                      Insurance Company of
                                                      New York; former Senior
                                                      Portfolio Manager of
                                                      SAFECO Insurance
                                                      Companies and Portfolio
                                                      Manager for SAFECO
                                                      Mutual Funds.

 David H. Longhurst    Vice President, Time Served:   Vice President,
 10865 Willows Road NE Secretary,      18 months      Treasurer, Controller
 Redmond, WA 98052     Controller                     and Secretary of SAFECO
 (44)                                                 Asset Management
                                                      Company; Vice
                                                      President, Treasurer,
                                                      Controller and
                                                      Secretary of SAFECO
                                                      Services Corporation;
                                                      and Vice President,
                                                      Treasurer, Controller
                                                      and Secretary and
                                                      Financial Principal of
                                                      SAFECO Securities, Inc.
                                                      since July 2000.
                                                      Treasurer, Controller,
                                                      Secretary and Financial
                                                      Principal of SAFECO
                                                      Investment Services,
                                                      Inc. since March 2000;
                                                      Assistant Controller of
                                                      SAFECO Securities,
                                                      Inc., SAFECO Services
                                                      Corporation and SAFECO
                                                      Asset Management
                                                      Company from 1996 to
                                                      June 2000.

 Scott D. Murphy       Assistant       Time Served:   Assistant Controller,
 10865 Willows Road NE Controller      18 months      SAFECO Asset Management
 Redmond, WA 98052                                    Company and SAFECO
 (40)                                                 Services Corporation
                                                      since June 2000.
                                                      Assistant Controller of
                                                      SAFECO Securities, Inc.
                                                      since May 2001. Former
                                                      Senior Vice President
                                                      and Chief Financial
                                                      Officer with Nichols
                                                      Brothers Boat Builders,
                                                      Inc., a commercial ship
                                                      building and repair
                                                      company, from April
                                                      1991 to April 2000.

 Susan Tracey          Assistant       Time Served: 1 Tax Manager for SAFECO
 SAFECO Plaza          Secretary       year           Corporation. Assistant
 4333 Brooklyn Ave. NE                                Secretary of SAFECO
 Seattle, WA 98185                                    Asset Management
 (51)                                                 Company, SAFECO
                                                      Securities, Inc. and
                                                      SAFECO Services
                                                      Corporation. She has
                                                      been employed by SAFECO
                                                      Corporation since 1987.

 Stephen Collier       Assistant       Time Served: 1 Director of Taxation
 SAFECO Plaza          Secretary       year           and Vice President of
 4333 Brooklyn Ave. NE                                SAFECO Corporation;
 Seattle, WA 98185                                    Assistant Secretary of
 (49)                                                 SAFECO Asset Management
                                                      Company, SAFECO
                                                      Securities, Inc. and
                                                      SAFECO Services
                                                      Corporation. He has
                                                      been an executive
                                                      officer of SAFECO
                                                      Corporation and
                                                      subsidiaries since
                                                      1991.

The Statement of Additional Information ("SAI") includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at SAFECO Securities, Inc. 10865 Willows Road NE, Redmond, WA 98052. Telephone 1-800-624-5711 Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718.

SAFECO COMMON STOCK FUNDS

INVESTMENT ADVISOR
SAFECO Asset Management Company

DISTRIBUTOR
SAFECO Securities, Inc.

TRANSFER AGENT
SAFECO Services Corporation

CUSTODIAN
State Street Bank
Chase Manhattan Bank
(International Stock Fund)

FOR CLIENT SERVICES
1-800-624-5711

TTY/TDD
1-800-438-8718

*All telephone calls are tape-recorded for your protection.

For 24-Hour Automated Performance Information and Transactions
Nationwide: 1-800-835-4391

Mailing Address
SAFECO Mutual Funds
P.O. Box 34890
Seattle, Washington 98124-1890

Internet
www.safecofunds.com

Email
mfunds@safeco.com

[LOGO OF SAFECO CORPORATION]

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